UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Principal Financial Group, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2011
Date of reporting period:	February 28, 2011

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J, & R Share Classes

Semiannual Report

February 28, 2011

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

  to assist us in providing service;
  to help design and improve products; or
  with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

  in response to a subpoena,
  to prevent fraud,
  to comply with inquiries from government agencies or other regulators, or for other legal purposes.

We also may share personal information:

  with others that service your accounts, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with other companies with your consent, at your request or as allowed by law.

MM 2458-9

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MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-9

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CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

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MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-8

01/2011

F456CA-8

Table of Contents

Financial Statements	1
Notes to Financial Statements.	10
Schedules of Investments	22
Financial Highlights	60
Shareholder Expense Example.	64
Supplemental Information.	65

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2011 (unaudited)

	Bond Market	Diversified Real
Amounts in thousands, except per share amounts	Index Fund	Asset Fund
Investment in securities--at cost	$ 808,979	$ 478,053
Foreign currency--at cost	$ –	$ 3
Assets
Investment in securities--at value	$ 811,543	$ 545,175
Foreign currency--at value	–	3
Cash	15	19,721
Receivables:
Dividends and interest	5,417	530
Expense reimbursement from Manager	–	5
Expense reimbursement from Distributor	3	–
Fund shares sold	4,369	4,310
Investment securities sold	7,344	2,847
Variation margin on futures contracts	–	6
Prepaid directors' expenses	3	2
Prepaid expenses	37	8
Prepaid transfer agent fees	–	2
Total Assets	828,731	572,609
Liabilities
Accrued management and investment advisory fees	152	355
Accrued administrative service fees	1	–
Accrued distribution fees	13	13
Accrued service fees	4	–
Accrued transfer agent fees	4	–
Payables:
Fund shares redeemed	227	95
Investment securities purchased	14,628	4,302
Variation margin on futures contracts	–	23
Total Liabilities	15,029	4,788
Net Assets Applicable to Outstanding Shares	$ 813,702	$ 567,821
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 821,535	$ 497,289
Accumulated undistributed (overdistributed) net investment income (loss)	1,799	597
Accumulated undistributed (overdistributed) net realized gain (loss)	(12,196)	2,824
Net unrealized appreciation (depreciation) of investments	2,564	67,115
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(4)
Total Net Assets	$ 813,702	$ 567,821
Capital Stock (par value: $.01 a share):
Shares authorized	385,000	450,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 42,996
Shares Issued and Outstanding		3,600
Net Asset Value per share		$ 11.94
Maximum Offering Price		$ 12.41
Class C: Net Assets	N/A	$ 10,396
Shares Issued and Outstanding		874
Net Asset Value per share		$ 11.89(a)
Class J: Net Assets	$ 27,947	N/A
Shares Issued and Outstanding	2,702
Net Asset Value per share	$ 10.34 (a)
Class P: Net Assets	N/A	$ 2,318
Shares Issued and Outstanding		194
Net Asset Value per share		$ 11.97
Institutional: Net Assets	$ 763,875	$ 512,111
Shares Issued and Outstanding	73,501	42,772
Net Asset Value per share	$ 10.39	$ 11.97
R-1: Net Assets	$ 1,508	N/A
Shares Issued and Outstanding	146
Net Asset Value per share	$ 10.35
R-2: Net Assets	$ 3,531	N/A
Shares Issued and Outstanding	341
Net Asset Value per share	$ 10.35
R-3: Net Assets	$ 4,448	N/A
Shares Issued and Outstanding	429
Net Asset Value per share	$ 10.36
R-4: Net Assets	$ 4,075	N/A
Shares Issued and Outstanding	393
Net Asset Value per share	$ 10.37
R-5: Net Assets	$ 8,318	N/A
Shares Issued and Outstanding	801
Net Asset Value per share	$ 10.38

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2011 (unaudited)

	International	Preferred
Amounts in thousands, except per share amounts	Equity Index Fund	Securities Fund
Investment in securities--at cost	$ 399,990	$ 2,672,573
Foreign currency--at cost	$ 173	$ –
Assets
Investment in securities--at value	$ 469,032	$ 3,109,081
Foreign currency--at value	173	–
Cash	259	1,314
Receivables:
Dividends and interest	1,047	31,431
Expense reimbursement from Manager	–	1
Expense reimbursement from Distributor	–	3
Fund shares sold	2,483	28,051
Investment securities sold	834	–
Variation margin on futures contracts	25	–
Prepaid directors' expenses	2	–
Prepaid expenses	–	27
Total Assets	473,855	3,169,908
Liabilities
Accrued management and investment advisory fees	89	1,686
Accrued administrative service fees	–	1
Accrued distribution fees	–	715
Accrued service fees	1	1
Accrued transfer agent fees	–	260
Accrued directors' expenses	–	3
Accrued other expenses	54	–
Payables:
Dividends payable	–	14,621
Fund shares redeemed	61	5,796
Investment securities purchased	865	3,774
Total Liabilities	1,070	26,857
Net Assets Applicable to Outstanding Shares	$ 472,785	$ 3,143,051
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 404,839	$ 2,851,114
Accumulated undistributed (overdistributed) net investment income (loss)	(315)	(2,858)
Accumulated undistributed (overdistributed) net realized gain (loss)	(966)	(141,713)
Net unrealized appreciation (depreciation) of investments	69,216	436,508
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	11	–
Total Net Assets	$ 472,785	$ 3,143,051
Capital Stock (par value: $.01 a share):
Shares authorized	380,000	755,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 1,100,004
Shares Issued and Outstanding		108,990
Net Asset Value per share		$ 10.09
Maximum Offering Price		$ 10.48
Class C: Net Assets	N/A	$ 650,432
Shares Issued and Outstanding		64,481
Net Asset Value per share		$ 10.09(a)
Class J: Net Assets	N/A	$ 28,514
Shares Issued and Outstanding		2,872
Net Asset Value per share		$ 9.93(a)
Class P: Net Assets	N/A	$ 16,116
Shares Issued and Outstanding		1,604
Net Asset Value per share		$ 10.05
Institutional: Net Assets	$ 467,191	$ 1,340,251
Shares Issued and Outstanding	42,224	133,354
Net Asset Value per share	$ 11.06	$ 10.05
R-1: Net Assets	$ 21	$ 1,463
Shares Issued and Outstanding	2	146
Net Asset Value per share	$ 10.94	$ 10.02
R-2: Net Assets	$ 65	$ 775
Shares Issued and Outstanding	6	78
Net Asset Value per share	$ 10.99	$ 9.98
R-3: Net Assets	$ 522	$ 2,100
Shares Issued and Outstanding	48	210
Net Asset Value per share	$ 10.99	$ 10.01
R-4: Net Assets	$ 2,812	$ 2,177
Shares Issued and Outstanding	255	218
Net Asset Value per share	$ 11.04	$ 10.00
R-5: Net Assets	$ 2,174	$ 1,219
Shares Issued and Outstanding	197	122
Net Asset Value per share	$ 11.05	$ 10.02

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2011 (unaudited)

	Bond Market	Diversified
Amounts in thousands	Index Fund	Real Asset Fund
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 2,549
Withholding tax	–	(9)
Interest	10,163	1,158
Total Income	10,163	3,698
Expenses:
Management and investment advisory fees	906	1,857
Distribution fees - Class A	N/A	27
Distribution fees - Class C	N/A	20
Distribution fees - Class J	65	N/A
Distribution fees - R-1	3	N/A
Distribution fees - R-2	6	N/A
Distribution fees - R-3	6	N/A
Distribution fees - R-4	1	N/A
Administrative service fees - R-1	3	N/A
Administrative service fees - R-2	4	N/A
Administrative service fees - R-3	2	N/A
Registration fees - Class A	N/A	13
Registration fees - Class C	N/A	10
Registration fees - Class J	12	N/A
Registration fees - Class P	N/A	8
Registration fees - Institutional	7	12
Service fees - R-1	2	N/A
Service fees - R-2	5	N/A
Service fees - R-3	6	N/A
Service fees - R-4	4	N/A
Service fees - R-5	11	N/A
Shareholder reports - Class A	N/A	1
Shareholder reports - Class J	3	N/A
Transfer agent fees - Class A	N/A	10
Transfer agent fees - Class C	N/A	4
Transfer agent fees - Class J	26	N/A
Transfer agent fees - Institutional	–	1
Custodian fees	7	3
Directors' expenses	3	1
Professional fees	4	6
Other expenses	2	1
Total Gross Expenses	1,088	1,974
Less: Reimbursement from Manager - Class A	N/A	8
Less: Reimbursement from Manager - Class C	N/A	11
Less: Reimbursement from Manager - Class P	N/A	9
Less: Reimbursement from Distributor - Class J	16	N/A
Total Net Expenses	1,072	1,946
Net Investment Income (Loss)	9,091	1,752

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	632	3,644
Foreign currency transactions	–	(141)
Futures contracts	–	416
Short sales	(12)	–
Change in unrealized appreciation/depreciation of:
Investments	(16,670)	65,270
Futures contracts	–	(1)
Translation of assets and liabilities in foreign currencies	–	(4)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	(16,050)	69,184
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (6,959)	$ 70,936

See accompanying notes.

3

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2011 (unaudited)

	International	Preferred
Amounts in thousands	Equity Index Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$ 4,258	$ 59,147
Withholding tax	(405)	(4)
Interest	3	46,765
Total Income	3,856	105,908
Expenses:
Management and investment advisory fees	519	10,835
Distribution fees - Class A	N/A	1,287
Distribution fees - Class C	N/A	3,129
Distribution fees - Class J	N/A	63
Distribution fees - R-1	–	3
Distribution fees - R-2	–	1
Distribution fees - R-3	–	2
Distribution fees - R-4	1	1
Administrative service fees - R-1	–	2
Administrative service fees - R-2	–	1
Administrative service fees - R-3	–	1
Administrative service fees - R-4	1	–
Registration fees - Class A	N/A	48
Registration fees - Class C	N/A	30
Registration fees - Class J	N/A	9
Registration fees - Class P	N/A	7
Registration fees - Institutional	6	113
Service fees - R-1	–	2
Service fees - R-2	–	1
Service fees - R-3	–	2
Service fees - R-4	2	3
Service fees - R-5	3	1
Shareholder reports - Class A	N/A	61
Shareholder reports - Class C	N/A	34
Shareholder reports - Class J	N/A	3
Shareholder reports - Institutional	–	29
Transfer agent fees - Class A	N/A	467
Transfer agent fees - Class C	N/A	317
Transfer agent fees - Class J	N/A	29
Transfer agent fees - Institutional	1	119
Custodian fees	173	9
Directors' expenses	1	26
Professional fees	2	12
Other expenses	–	41
Total Gross Expenses	709	16,688
Less: Reimbursement from Manager - Class P	N/A	7
Less: Reimbursement from Distributor - Class J	N/A	16
Total Net Expenses	709	16,665
Net Investment Income (Loss)	3,147	89,243

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	517	36,491
Foreign currency transactions	6	–
Futures contracts	582	–
Change in unrealized appreciation/depreciation of:
Investments	80,687	50,716
Futures contracts	31	–
Translation of assets and liabilities in foreign currencies	21	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	81,844	87,207
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 84,991	$ 176,450

See accompanying notes.

4

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Bond Market Index Fund

								Period Ended	Period Ended
								February 28, 2011	August 31, 2010(a)
Operations
Net investment income (loss)								$ 9,091	$ 5,594
Net realized gain (loss) on investments, futures, and foreign currency transactions								620	2,306
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies								(16,670)	18,628
		Net Increase (Decrease) in Net Assets Resulting from Operations						(6,959)	26,528

Dividends and Distributions to Shareholders
From net investment income								(13,497)	–
From net realized gain on investments								(1,313)	–
					Total Dividends and Distributions			(14,810)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								252,806	556,136
Redemption fees - Class J								–	1
				Total increase (decrease) in net assets				231,037	582,665

Net Assets
Beginning of period								582,665
End of period (including undistributed net investment income as set forth below)								$ 813,702	$ 582,665
Undistributed (overdistributed) net investment income (loss)								$ 1,799	$ 6,205

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2011
Dollars:
Sold	$ 2,484	$ 285,938	$ 290	$ 460	$ 927	$ 2,059	$ 2,176
Reinvested	439	13,986	24	61	77	46	177
Redeemed	(3,463)	(46,021)	(883)	(687)	(1,618)	(630)	(3,036)
Net Increase (Decrease)	$ (540) $	253,903	$ (569) $	(166) $	(614) $	1,475	$ (683)
Shares:
Sold	237	27,017	28	43	89	198	208
Reinvested	43	1,352	2	6	7	5	17
Redeemed	(332)	(4,371)	(84)	(66)	(155)	(60)	(293)
Net Increase (Decrease)	(52)	23,998	(54)	(17)	(59)	143	(68)

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 2,471	$ 538,051	$ 364	$ 575	$ 343	$ 633	$ 6,689
Issued in acquisitions	27,321	235	1,734	3,446	5,515	1,997	4,532
Redeemed	(1,518)	(32,641)	(38)	(343)	(854)	(46)	(2,330)
Net Increase (Decrease)	$ 28,274	$ 505,645	$ 2,060	$ 3,678	$ 5,004	$ 2,584	$ 8,891
Shares:
Sold	238	52,643	35	55	33	60	647
Issued in acquisitions	2,662	23	169	336	537	194	441
Redeemed	(146)	(3,163)	(4)	(33)	(82)	(4)	(219)
Net Increase (Decrease)	2,754	49,503	200	358	488	250	869

Distributions:
Period Ended February 28, 2011
From net investment
income	$ (388) $	(12,765) $	(21) $	(54) $	(68) $	(41) $	(160)
From net realized gain on
investments	(51)	(1,221)	(3)	(7)	(9)	(5)	(17)
Total Dividends and Distributions $	(439) $	(13,986) $	(24) $	(61) $	(77) $	(46) $	(177)

Period Ended August 31, 2010(a)
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

5

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Diversified Real Asset Fund

					Period Ended	Period Ended
					February 28, 2011	August 31, 2010(a)
Operations
Net investment income (loss)					$ 1,752	$ 916
Net realized gain (loss) on investments, futures, and foreign currency transactions					3,919	(47)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies					65,265	1,846
		Net Increase (Decrease) in Net Assets Resulting from Operations			70,936	2,715

Dividends and Distributions to Shareholders
From net investment income					(1,763)	(280)
From net realized gain on investments					(1,076)	–
				Total Dividends and Distributions	(2,839)	(280)

Capital Share Transactions
Net increase (decrease) in capital share transactions					314,969	182,320
				Total increase (decrease) in net assets	383,066	184,755

Net Assets
Beginning of period					184,755	–
End of period (including undistributed net investment income as set forth below)					$ 567,821	$ 184,755
Undistributed (overdistributed) net investment income (loss)					$ 597	$ 608

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2011
Dollars:
Sold	$ 31,237 $	8,532 $	2,267	$ 293,164
Reinvested	103	14	–	2,718
Redeemed	(1,299)	(144)	(4)	(21,619)
Net Increase (Decrease)	$ 30,041 $	8,402 $	2,263	$ 274,263
Shares:
Sold	2,762	751	194	27,291
Reinvested	9	1	–	241
Redeemed	(117)	(13)	–	(1,906)
Net Increase (Decrease)	2,654	739	194	25,626

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 9,629 $	1,350	N/A	$ 171,171
Reinvested	8	–	N/A	272
Redeemed	(110)	–	N/A	–
Net Increase (Decrease)	$ 9,527 $	1,350	N/A	$ 171,443
Shares:
Sold	956	135	N/A	17,118
Reinvested	1	–	N/A	28
Redeemed	(11)	–	N/A	–
Net Increase (Decrease)	946	135	N/A	17,146

Distributions:
Period Ended February 28, 2011
From net investment
income	$ (58) $	(6) $	–	$ (1,699)
From net realized gain on
investments	(48)	(9)	–	(1,019)
Total Dividends and
Distributions	$ (106) $	(15) $	–	$ (2,718)

Period Ended August 31, 2010(a)
From net investment
income	$ (8) $	–	N/A	$ (272)
From net realized gain on
investments	–	–	N/A	–
Total Dividends and
Distributions	$ (8) $	–	N/A	$ (272)

(a)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

See accompanying notes.

6

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							International Equity Index Fund

							Period Ended	Period Ended
							February 28, 2011	August 31, 2010(a)
Operations
Net investment income (loss)							$ 3,147	$ 3,566
Net realized gain (loss) on investments, futures, and foreign currency transactions							1,105	(1,581)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							80,739	(11,512)
		Net Increase (Decrease) in Net Assets Resulting from Operations					84,991	(9,527)

Dividends and Distributions to Shareholders
From net investment income							(7,027)	–
From net realized gain on investments							(491)	–
					Total Dividends and Distributions		(7,518)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							49,359	355,480
				Total increase (decrease) in net assets			126,832	345,953

Net Assets
Beginning of period							345,953	–
End of period (including undistributed net investment income as set forth below)							$ 472,785	$ 345,953
Undistributed (overdistributed) net investment income (loss)							$ (315)	$ 3,565

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2011
Dollars:
Sold	$ 67,683	$ 9	$ 46	$ 474	$ 1,443	$ 1,035
Reinvested	7,463	–	1	3	24	27
Redeemed	(27,801)	–	(39)	(34)	(72)	(903)
Net Increase (Decrease)	$ 47,345	$ 9	$ 8	$ 443	$ 1,395	$ 159
Shares:
Sold	6,478	1	5	45	140	98
Reinvested	715	–	–	–	2	3
Redeemed	(2,653)	–	(4)	(3)	(7)	(86)
Net Increase (Decrease)	4,540	1	1	42	135	15

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 372,607	$ 10	$ 58	$ 56	$ 1,163	$ 1,701
Redeemed	(19,899)	–	(12)	(1)	(61)	(142)
Net Increase (Decrease)	$ 352,708	$ 10	$ 46	$ 55	$ 1,102	$ 1,559
Shares:
Sold	39,832	1	6	6	127	198
Redeemed	(2,148)	–	(1)	–	(7)	(16)
Net Increase (Decrease)	37,684	1	5	6	120	182

Distributions:
Period Ended February 28, 2011
From net investment income $	(6,976) $	–	$ (1) $	(3) $	(22) $	(25)
From net realized gain on
investments	(487)	–	–	–	(2)	(2)
Total Dividends and Distributions $	(7,463) $	–	$ (1) $	(3) $	(24) $	(27)

Period Ended August 31, 2010(a)
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

7

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Preferred Securities Fund

						Period Ended		Period Ended		Year Ended
						February 28, 2011		August 31, 2010(a)		October 31, 2009
Operations
Net investment income (loss)						$ 89,243		$ 135,230		$ 137,487
Net realized gain (loss) on investments, futures, and foreign currency transactions							36,491		46,792	(62,021)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							50,716		213,281	611,107
Net Increase (Decrease) in Net Assets Resulting from Operations							176,450		395,303	686,573

Dividends and Distributions to Shareholders
From net investment income							(92,169)		(136,444)	(137,851)
From net realized gain on investments							(18,006)		–	–
			Total Dividends and Distributions				(110,175)		(136,444)	(137,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions							297,684		108,154	625,983
Redemption fees - Class A							–		2	19
Redemption fees - Class C							–		–	5
Redemption fees - Class J							–		2	–
			Total increase (decrease) in net assets				363,959		367,017	1,174,729

Net Assets
Beginning of period						2,779,092		2,412,075		1,237,346
End of period (including undistributed net investment income as set forth below)						$ 3,143,051		$ 2,779,092		$ 2,412,075
Undistributed (overdistributed) net investment income (loss)						$ (2,858)		$ 68		$ 979

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2011
Dollars:
Sold	$ 424,163	$ 129,044	$ 4,141	$ 16,871	$ 319,272	$ 228	$ 165	$ 197	$ 267	$ 772
Reinvested	23,988	9,355	991	88	42,179	51	30	71	80	30
Redeemed	(244,528)	(78,709)	(4,699)	(814)	(344,098)	(308)	(357)	(177)	(351)	(258)
Net Increase (Decrease)	$ 203,623	$ 59,690	$ 433	$ 16,145	$ 17,353	$ (29) $	(162) $	91	$ (4) $	544
Shares:
Sold	42,281	12,865	418	1,676	31,988	23	17	20	27	78
Reinvested	2,398	936	101	9	4,232	5	3	7	8	3
Redeemed	(24,419)	(7,863)	(477)	(81)	(34,554)	(31)	(36)	(18)	(35)	(26)
Net Increase (Decrease)	20,260	5,938	42	1,604	1,666	(3)	(16)	9	–	55
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 473,054	$ 188,591	$ 7,398	N/A	$ 381,542	$ 301	$ 812	$ 492	$ 326	$ 1,565
Reinvested	24,947	10,651	1,282	N/A	64,001	68	59	93	114	40
Redeemed	(367,212)	(106,659)	(6,276)	N/A	(562,266)	(321)	(1,124)	(458)	(751)	(2,115)
Net Increase (Decrease)	$ 130,789	$ 92,583	$ 2,404	N/A	$ (116,723) $	48	$ (253) $	127	$ (311) $	(510)
Shares:
Sold	50,074	20,074	799	N/A	40,503	33	87	53	35	167
Reinvested	2,671	1,141	139	N/A	6,893	7	6	10	12	4
Redeemed	(39,491)	(11,461)	(684)	N/A	(60,441)	(35)	(119)	(50)	(81)	(229)
Net Increase (Decrease)	13,254	9,754	254	N/A	(13,045)	5	(26)	13	(34)	(58)
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622	$ 278,167	$ 4,348	N/A	$ 282,648	$ 590	$ 557	$ 324	$ 422	$ 1,405
Reinvested	19,513	7,773	1,308	N/A	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	N/A	(302,429)	(230)	(428)	(751)	(540)	(1,010)
Net Increase (Decrease)	$ 335,177	$ 225,254	$ 1,497	N/A	$ 63,293	$ 422	$ 184	$ (309) $	26	$ 439
Shares:
Sold	76,300	38,769	560	N/A	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	N/A	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	N/A	(44,442)	(34)	(64)	(103)	(83)	(127)
Net Increase (Decrease)	46,899	31,402	132	N/A	8,203	55	19	(41)	(6)	51

See accompanying notes.

8

		STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
			PRINCIPAL FUNDS, INC.
				(unaudited)

	Class A	Class C	Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Distributions:
Period Ended February 28, 2011
From net investment
income	$ (31,377) $	(16,576) $	(826) $	(87) $	(43,085) $	(42) $	(25) $	(59) $	(67) $	(25)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(5)	(12)	(13)	(5)
Total Dividends and
Distributions	$ (37,486) $	(20,256) $	(992) $	(89) $	(51,090) $	(51) $	(30) $	(71) $	(80) $	(30)
Period Ended August 31, 2010(a)
From net investment
income	$ (39,415) $	(24,176) $	(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
From net realized gain on
investments	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ (39,415) $	(24,176) $	(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312)	N/A	$ (85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312)	N/A	$ (85,478) $	(62) $	(55) $	(118) $	(144) $	(44)

(a)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, the fund’s fiscal year end was changed from October 31 to August 31.

See accompanying notes.

9

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At February 28, 2011, the Fund consists of 63 separate funds. The financial statements for Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund and Preferred Securities Fund (known as the "Funds") are presented herein. The Funds offer ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Effective December 30, 2009, the initial purchases of $10,000 of Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares of Bond Market Index Fund and International Equity Index Fund were made by Principal Management Corporation (the “Manager”).

Effective March 16, 2010, the initial purchases of $10,000 of Class A, Class C and Institutional classes of shares of Diversified Real Asset Fund and were made by the Manager.

Effective March 16, 2010, the initial purchase of $10,000 of Class J shares of Bond Market Index Fund was made by the Manager.

Effective May 14, 2010, Bond Market Index Fund acquired all the assets and assumed all the liabilities of High Quality Intermediate-Term Bond Fund pursuant to a plan of acquisition approved by shareholders on May 10, 2010. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 5,460,000 shares from High Quality Intermediate-Term Bond Fund for 4,362,000 shares valued at $44,780,000 of Bond Market Index Fund at an approximate exchange rate of .80, .80, .80, .79, .80, .79, & .79 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of High Quality Intermediate-Term Bond Fund, with a fair value of approximately $42,972,000 and a cost of $42,438,000 at May 14, 2010 were the primary assets acquired by Bond Market Index Fund. For financial reporting purposes, assets received and shares issued by Bond Market Index Fund were recorded at fair value; however, the cost basis of the investments received from High Quality Intermediate-Term Bond Fund was carried forward to align ongoing reporting of Bond Market Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of High Quality Intermediate-Term Bond Fund and Bond Market Index Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $44,780,000 ($30,447,000 of accumulated realized losses and $606,000 of unrealized appreciation) and $357,738,000, respectively. The aggregate net assets of Bond Market Index Fund immediately following the acquisition were $402,518,000.

Assuming the acquisition had been completed on December 30, 2009, the date operations commenced for Bond Market Index Fund, Bond Market Index Fund’s pro forma results of operations for the period ended August 31, 2010, would have been $6,232,000 of net investment income, $21,856,000 of net realized and unrealized gain on investments, and $28,088,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of High Quality Intermediate-Term Bond Fund that have been included in the Bond Market Index Fund’s statement of operations since May 14, 2010.

On June 14, 2010, the Fund’s board of directors approved a change in the fiscal year end date of Preferred Securities Fund. The fiscal year end date moved from October 31 to August 31, effective with the ten-month period ending August 31, 2010.

Effective September 27, 2010, the initial purchase of $10,000 of Class P shares of Diversified Real Asset Fund and Preferred Securities Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following fund held securities denominated in currencies that exceeded 5% of net assets of the fund:

International
Equity Index Fund
Euro	29.2%
Japanese Yen	21.3
British Pound	20.6
Australian Dollar	8.1
Swiss Franc	7.5

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2011, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine Preferred Securities Fund’s U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Subsequent Events. Management has evaluated events or transactions that may have occurred since February 28, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the period ended February 28, 2011, Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund, and Preferred Securities Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Short Sales. Bond Market Index Fund entered into short sales transactions during the period. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited. There were no short sales outstanding at the end of the period.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives February 28, 2011		Liability Derivatives February 28, 2011
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 29*	Payables, Net Assets Consist of Net unrealized	$ (36)*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 174*	Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ 416	$ (1)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$ 582	$ 31
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund. The notional values of the futures contracts will vary in accordance with changing duration of Diversified Real Asset Fund.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Fund
Bonds	$ —	$ 263,540	$ —	$ 263,540
Municipal Bonds	—	6,652	—	6,652
Repurchase Agreements	—	18,322	—	18,322
U.S. Government & Government Agency Obligations	—	523,029	—	523,029
Total investments in securities $	—	$ 811,543	$ —	$ 811,543

Diversified Real Asset Fund
Bonds	$ —	$ 46,499	$ —	$ 46,499
Commodity Indexed Structured Notes	—	63,223	—	63,223
Common Stocks
Basic Materials	30,039	—	—	30,039
Consumer, Cyclical	4,818	—	—	4,818
Consumer, Non-cyclical	1,597	—	—	1,597
Energy	112,050	—	323	112,373
Financial	106,521	—	—	106,521
Industrial	1,457	—	—	1,457
Convertible Preferred Stocks
Financial	1,121	—	—	1,121
Repurchase Agreements	—	8,960	—	8,960
U.S. Government & Government Agency Obligations	—	168,567	—	168,567
Total investments in securities $	257,603	$ 287,249	$ 323	$ 545,175
Assets
Interest Rate Contracts**
Futures	$ 29	$ —	$ —	$ 29
Liabilities
Interest Rate Contracts**
Futures	$ (36)	$ —	$ —	$ (36)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2011 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Common Stocks
Basic Materials	$ 48,013	$ —	$ —	$ 48,013
Communications	36,582	—	4	36,586
Consumer, Cyclical	50,343	—	—	50,343
Consumer, Non-cyclical	80,172	—	—	80,172
Diversified	4,791	—	11	4,802
Energy	37,332	—	—	37,332
Exchange Traded Funds	9,917	—	—	9,917
Financial	111,078	—	—	111,078
Industrial	53,620	—	—	53,620
Technology	10,830	—	—	10,830
Utilities	22,540	—	—	22,540
Preferred Stocks
Communications	—	96	—	96
Consumer, Cyclical	—	381	—	381
Consumer, Non-cyclical	—	421	—	421
Repurchase Agreements	—	2,901	—	2,901
Total investments in securities $	465,218	$ 3,799	$ 15	$ 469,032
Assets
Equity Contracts**
Futures	$ 174	$ —	$ —	$ 174

Preferred Securities Fund
Bonds	$ —	$ 1,333,629	$ 1,575	$ 1,335,204
Common Stocks*	4,870	—	—	4,870
Convertible Preferred Stocks
Financial	14,204	—	—	14,204
Utilities	—	3,694	—	3,694
Preferred Stocks
Communications	78,266	25,173	—	103,439
Energy	4,853	—	—	4,853
Financial	1,305,380	99,865	12,002	1,417,247
Government	—	25,250	—	25,250
Utilities	139,697	1,104	—	140,801
Repurchase Agreements	—	59,519	—	59,519
Total investments in securities $	1,547,270	$ 1,548,234	$ 13,577	$ 3,109,081

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued					Net Change in
			Discounts/					Unrealized
			Premiums					Appreciation/
	Value	Realized	and Change	Net	Transfers	Transfers	Value	(Depreciation) on
	August	Gain/	in Unrealized	Purchases/	into	Out of	February	Investments Held at
Fund	31, 2010	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	28, 2011	February 28, 2011
Bond Market Index Fund
Bonds	$ 302	$ —	$ 1	$ (100)	$ —	$ (203)	$ —	$ —
Total	$ 302	$ —	$ 1	$ (100)	$ —	$ (203)	$ —	$ —

Diversified Real Asset Fund
Common Stock
Energy	$ 187	$ —	$ 136	$ —	$ —	$ —	$ 323	$ 107
Total	$ 187	$ —	$ 136	$ —	$ —	$ —	$ 323	$ 107

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2011 (unaudited)

4. Fair Valuation (Continued)

			Accrued					Net Change in
			Discounts/					Unrealized
			Premiums					Appreciation/
	Value	Realized	and Change	Net	Transfers	Transfers	Value	(Depreciation) on
	August	Gain/	in Unrealized Purchases/		into	Out of	February	Investments Held at
Fund	31, 2010	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	28, 2011	February 28, 2011
International Equity Index Fund
Common Stock
Communications	$ —	$ —	$ 1	$ 3	$ —	$ —	$ 4	$ 1
Diversified	—	—	1	10	—	—	11	1
Total	$ —	$ —	$ 2	$ 13	$ —	$ —	$ 15	$ 2

Preferred Securities Fund
Bonds	$ 75,792	$ —	$ (465)	$ (57,097)	$ —	$ (16,655)	$ 1,575	$ (74)
Preferred Stock
Financial	12,110	42	132	(282)	—	—	12,002	192
Government	14,500	—	—	—	—	(14,500)	—	—
Total	$ 102,402	$ 42	$ (333)	$ (57,379)	$ —	$ (31,155)	$ 13,577	$ 118

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3 2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -transfer out of Level 3 3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3. 4. Instances in which a security is not priced by pricing services using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%

		Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from September 1, 2010 through February 28, 2011
		Class A	Class C	Institutional	Expiration
Diversified Real Asset Fund		1.25%	2.00%	.95%	December 31, 2012

		Period from September 1, 2010 through February 28, 2011
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration
Bond Market Index Fund	.30%	1.18%	1.05%	.87%	.68%	.56%	December 31, 2011
International Equity Index Fund	.40*	1.28*	1.15*	.97*	.78*	.66*	December 31, 2011

* Prior to January 1, 2011 the expense limit was .35%, 1.23%, 1.10%, .92%, .73%, and .61% for Institutional, R-1, R-2, R-3, R-4, and R-5 shares, respectively.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

Period from September 27, 2010 through February 28, 2011

	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2011
Preferred Securities Fund	.20	February 28, 2012

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .30% for Class J shares. Prior to January 1, 2011, the limit was .35%. The expense limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund and Preferred Securities Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 28, 2011, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$ 64	$ 1	N/A
Preferred Securities Fund	393	86	$ 1
Bond Market Index Fund	N/A	N/A	2

Affiliated Ownership. At February 28, 2011, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class P	Institutional	R-1	R-2	R-3
Bond Market Index Fund	N/A	14,165	—	—	—
Diversified Real Asset Fund	1	—	N/A	N/A	N/A
International Equity Index Fund	N/A	3,513	1	1	1
Preferred Securities Fund	—	6,271	—	—	—

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $127,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2011.

6. Investment Transactions

For the period ended February 28, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 258,361	$ 169,198
Diversified Real Asset Fund	219,652	42,619
International Equity Index Fund	99,809	56,948
Preferred Securities Fund	513,748	240,881

For the period ended February 28, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 227,760	$ 177,446
Diversified Real Asset Fund	136,657	46,713

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2011, year ended August 31, 2010, and year ended October 31, 2009 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2011	2010	2009	2011	2010
Bond Market Index Fund	$ 14,704 $	– $	N/A	$ 106 $	–
Diversified Real Asset Fund	2,764	280	N/A	75	–
International Equity Index Fund	7,368	–	N/A	150	–
Preferred Securities Fund	98,756	136,444	137,851	11,419	–

Distributable Earnings. As of August 31, 2010, the components of distributable earnings on a federal tax basis were as follows

(amounts in thousands):
	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains*
Bond Market Index Fund	$ 7,348	$ 105
Diversified Real Asset Fund	284	16
International Equity Index Fund	3,896	—
Preferred Securities Fund	6,926	10,580

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2010, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:
							Annual
	2014	2015	2016	2017	2018	Total	Limitations*
Bond Market Index Fund	$ 259	$ 4,265 $	6,304 $	1,805 $	–	$ 12,633	$ 1,805
Preferred Securities Fund	–	–	109,792	61,538	–	171,330	61,132

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2010, Bond Market Index Fund had $17,198,000 in expired capital loss carryforwards. In addition, Bond Market Index Fund and Preferred Securities Fund utilized $539,000 and $29,945,000, of capital loss carryforward, respectively.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2010, the Funds had approximate post-October losses as follows (amounts in thousands):

Diversified Real Asset Fund	$ 28
International Equity Index Fund	155

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2010, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Capital Shares and
	Investment Income	Investments	Paid in Capital
Bond Market Index Fund	$ 611	$ (13,809)	$ 13,198
Diversified Real Asset Fund	(28)	28	—
International Equity Index Fund	(1)	1	—
Preferred Securities Fund	303	(303)	—

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.39%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.26%			Banks (continued)
Boeing Co/The			Bank of America Corp (continued)
1.88%, 11/20/2012	$ 200	$ 203	4.75%, 08/15/2013	$ 300	$ 318
3.75%, 11/20/2016	200	210	4.75%, 08/01/2015	100	105
General Dynamics Corp			4.88%, 01/15/2013	200	211
4.25%, 05/15/2013	100	107	4.90%, 05/01/2013	100	106
L-3 Communications Corp			5.42%, 03/15/2017	150	154
4.95%, 02/15/2021	300	304	5.65%, 05/01/2018	500	528
Lockheed Martin Corp			6.00%, 09/01/2017	340	367
5.50%, 11/15/2039	70	71	6.50%, 08/01/2016	350	393
5.72%, 06/01/2040(a)	100	102	7.38%, 05/15/2014	100	114
Northrop Grumman Corp			7.63%, 06/01/2019	100	117
3.50%, 03/15/2021	300	279	Bank of New York Mellon Corp/The
Raytheon Co			5.50%, 12/01/2017	125	135
3.13%, 10/15/2020	300	276	Bank of Nova Scotia
United Technologies Corp			2.25%, 01/22/2013	200	205
4.50%, 04/15/2020	290	302	2.38%, 12/17/2013	200	204
5.70%, 04/15/2040	200	213	Barclays Bank PLC
6.13%, 07/15/2038	70	78	2.38%, 01/13/2014	300	302
		$ 2,145	5.00%, 09/22/2016	160	170
Agriculture - 0.30%			5.13%, 01/08/2020	100	102
Altria Group Inc			5.14%, 10/14/2020	400	380
4.13%, 09/11/2015	140	145	5.45%, 09/12/2012	100	106
9.25%, 08/06/2019	50	65	6.75%, 05/22/2019	300	337
9.70%, 11/10/2018	300	395	BB&T Corp
9.95%, 11/10/2038	95	132	3.85%, 07/27/2012	170	177
10.20%, 02/06/2039	40	57	3.95%, 04/29/2016	115	119
Archer-Daniels-Midland Co			5.20%, 12/23/2015	100	108
5.38%, 09/15/2035	200	202	6.85%, 04/30/2019	70	81
Lorillard Tobacco Co			BNP Paribas
8.13%, 06/23/2019	140	157	3.25%, 03/11/2015	300	303
8.13%, 05/01/2040	100	106	5.00%, 01/15/2021	300	303
Philip Morris International Inc			Capital One Capital V
4.50%, 03/26/2020	510	527	10.25%, 08/15/2039	60	65
5.65%, 05/16/2018	100	112	Capital One Capital VI
Reynolds American Inc			8.88%, 05/15/2040	20	21
7.63%, 06/01/2016	350	416	Capital One Financial Corp
UST LLC			5.50%, 06/01/2015	200	217
6.63%, 07/15/2012	105	112	Citigroup Inc
		$ 2,426	2.13%, 04/30/2012	400	408
Airlines - 0.08%			4.59%, 12/15/2015	300	313
Continental Airlines 2010-A			5.00%, 09/15/2014	100	105
4.75%, 01/12/2021	200	198	5.30%, 10/17/2012	200	212
Delta Air Lines 2007-1 Class A Pass Through Trust			5.50%, 04/11/2013	100	107
6.82%, 08/10/2022	392	418	5.63%, 08/27/2012	1,055	1,110
		$ 616	6.00%, 10/31/2033	60	57
Automobile Asset Backed Securities - 0.04%			6.01%, 01/15/2015	100	110
Ford Credit Auto Owner Trust			6.13%, 11/21/2017	200	221
5.60%, 10/15/2012	245	255	6.13%, 05/15/2018	100	110
5.69%, 11/15/2012(b)	90	93	6.38%, 08/12/2014	60	67
		$ 348	6.50%, 08/19/2013	50	55
Automobile Manufacturers - 0.07%			6.63%, 06/15/2032	50	51
Daimler Finance North America LLC			6.88%, 03/05/2038	100	110
8.50%, 01/18/2031	400	537	8.13%, 07/15/2039	100	127
			8.50%, 05/22/2019	500	620
Automobile Parts & Equipment - 0.03%			Credit Suisse AG
Johnson Controls Inc			5.40%, 01/14/2020	425	431
5.00%, 03/30/2020	250	264	Credit Suisse/New York NY
			3.45%, 07/02/2012	230	237
Banks - 5.14%			3.50%, 03/23/2015	300	307
Ally Financial Inc			5.00%, 05/15/2013	170	182
2.20%, 12/19/2012	250	256	5.30%, 08/13/2019	100	105
American Express Centurion Bank			5.50%, 05/01/2014	60	66
5.55%, 10/17/2012	200	213	Deutsche Bank AG/London
Bank of America Corp			2.38%, 01/11/2013	80	81
2.10%, 04/30/2012	300	306	3.45%, 03/30/2015	305	312
2.38%, 06/22/2012	200	205	5.38%, 10/12/2012	100	107
3.13%, 06/15/2012	250	258	6.00%, 09/01/2017	60	67
3.70%, 09/01/2015	515	520	Discover Bank/Greenwood DE
4.50%, 04/01/2015	150	157	7.00%, 04/15/2020	100	110
See accompanying notes.			22

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
Discover Bank/Greenwood DE (continued)			Kreditanstalt fuer Wiederaufbau (continued)
8.70%, 11/18/2019	$ 250	$ 301	4.13%, 10/15/2014	$ 300 $	326
Export-Import Bank of Korea			4.38%, 03/15/2018	370	398
5.88%, 01/14/2015	90	98	4.50%, 07/16/2018	100	109
8.13%, 01/21/2014	450	515	4.88%, 06/17/2019	100	110
Fifth Third Bancorp			5.13%, 03/14/2016	300	338
5.45%, 01/15/2017	200	209	Landesbank Baden-Wuerttemberg/New York NY
6.25%, 05/01/2013	270	294	6.35%, 04/01/2012	140	147
FleetBoston Financial Corp			Landwirtschaftliche Rentenbank
6.88%, 01/15/2028	50	52	1.88%, 09/24/2012	100	102
Goldman Sachs Group Inc/The			3.13%, 07/15/2015	100	103
3.25%, 06/15/2012	300	311	4.13%, 07/15/2013	100	107
3.63%, 02/07/2016	300	299	5.25%, 07/02/2012	200	212
4.75%, 07/15/2013	275	293	Mellon Funding Corp
5.15%, 01/15/2014	150	162	5.00%, 12/01/2014	300	328
5.25%, 10/15/2013	275	298	Morgan Stanley
5.38%, 03/15/2020	100	103	1.95%, 06/20/2012	300	305
5.50%, 11/15/2014	200	219	4.10%, 01/26/2015	50	51
5.63%, 01/15/2017	200	212	4.20%, 11/20/2014	50	52
5.70%, 09/01/2012	750	799	4.75%, 04/01/2014	260	272
6.00%, 05/01/2014	400	443	5.30%, 03/01/2013	50	53
6.13%, 02/15/2033	50	52	5.45%, 01/09/2017	200	211
6.15%, 04/01/2018	50	55	5.50%, 01/26/2020	160	162
6.45%, 05/01/2036	200	198	5.55%, 04/27/2017	200	212
6.75%, 10/01/2037	280	287	5.63%, 09/23/2019	860	883
HSBC Bank USA NA			5.75%, 01/25/2021	300	308
4.88%, 08/24/2020	250	245	6.00%, 05/13/2014	50	55
HSBC Bank USA NA/New York NY			6.00%, 04/28/2015	140	153
5.88%, 11/01/2034	250	248	6.25%, 08/28/2017	270	295
HSBC Holdings PLC			6.60%, 04/01/2012	200	212
5.25%, 12/12/2012	300	318	6.63%, 04/01/2018	220	243
6.50%, 05/02/2036	60	62	7.25%, 04/01/2032	60	71
6.50%, 09/15/2037	350	363	7.30%, 05/13/2019	330	376
JP Morgan Chase & Co			Oesterreichische Kontrollbank AG
2.05%, 01/24/2014	200	201	1.75%, 03/11/2013	400	406
2.13%, 06/22/2012	300	307	1.88%, 03/21/2012	200	203
2.20%, 06/15/2012	100	102	PNC Funding Corp
2.60%, 01/15/2016	300	291	2.30%, 06/22/2012	100	102
3.70%, 01/20/2015	300	310	4.38%, 08/11/2020	200	200
4.40%, 07/22/2020	130	127	5.13%, 02/08/2020	100	106
4.65%, 06/01/2014	300	321	6.70%, 06/10/2019	100	116
4.95%, 03/25/2020	225	232	Royal Bank of Canada
5.13%, 09/15/2014	350	379	2.10%, 07/29/2013	100	102
5.25%, 05/01/2015	45	48	Royal Bank of Scotland Group PLC
5.38%, 10/01/2012	500	533	4.70%, 07/03/2018	55	47
6.30%, 04/23/2019	100	112	6.40%, 10/21/2019	60	61
6.40%, 05/15/2038	100	111	Royal Bank of Scotland PLC/The
JP Morgan Chase Bank NA			3.40%, 08/23/2013	405	413
6.00%, 10/01/2017	110	121	3.95%, 09/21/2015	200	199
KeyBank NA			5.63%, 08/24/2020	650	643
5.80%, 07/01/2014	50	55	Sovereign Bank/Wyomissing PA
KeyCorp			5.13%, 03/15/2013	60	62
3.75%, 08/13/2015	310	314	SunTrust Bank/Atlanta GA
Korea Development Bank			5.00%, 09/01/2015	14	15
5.50%, 11/13/2012	200	212	UBS AG/Stamford CT
Kreditanstalt fuer Wiederaufbau			3.88%, 01/15/2015	520	534
1.25%, 06/15/2012	200	202	5.88%, 12/20/2017	400	438
1.38%, 07/15/2013	300	302	Union Bank NA
1.38%, 01/13/2014	300	301	5.95%, 05/11/2016	300	326
1.88%, 01/14/2013	100	102	US Bancorp
1.88%, 03/08/2013	100	100	2.25%, 03/13/2012	100	102
2.25%, 04/16/2012	150	153	2.45%, 07/27/2015	400	396
2.63%, 03/03/2015	300	309	US Bank NA/Cincinnati OH
2.63%, 02/16/2016	300	303	6.30%, 02/04/2014	100	112
2.75%, 10/21/2014	150	155	Wachovia Bank NA
2.75%, 09/08/2020	500	464	6.00%, 11/15/2017	600	672
3.25%, 03/15/2013	300	314	6.60%, 01/15/2038	50	56
4.00%, 10/15/2013	300	322	Wachovia Corp
4.00%, 01/27/2020	380	393	4.88%, 02/15/2014	200	212

See accompanying notes.

23

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Building Materials (continued)
Wachovia Corp (continued)			Lafarge SA
5.25%, 08/01/2014	$ 200 $	216	6.50%, 07/15/2016	$ 120 $	128
5.50%, 05/01/2013	100	108		$ 233
5.75%, 02/01/2018	200	222	Chemicals - 0.30%
Wells Fargo & Co			Dow Chemical Co/The
2.13%, 06/15/2012	500	511	2.50%, 02/15/2016	300	289
3.63%, 04/15/2015	445	461	4.85%, 08/15/2012	100	105
3.68%, 06/15/2016	300	306	5.90%, 02/15/2015	195	217
3.75%, 10/01/2014	100	105	8.55%, 05/15/2019	80	102
4.38%, 01/31/2013	100	106	9.40%, 05/15/2039	100	149
5.25%, 10/23/2012	300	320	Eastman Chemical Co
Westpac Banking Corp			3.00%, 12/15/2015	200	197
3.00%, 08/04/2015	120	120	4.50%, 01/15/2021	200	196
3.00%, 12/09/2015	300	299	EI du Pont de Nemours & Co
4.20%, 02/27/2015	120	126	3.25%, 01/15/2015	300	311
4.88%, 11/19/2019	100	104	4.63%, 01/15/2020	100	104
	$ 41,804		Potash Corp of Saskatchewan Inc
Beverages - 0.48%			4.88%, 03/30/2020	200	209
Anheuser-Busch Cos Inc			5.25%, 05/15/2014	100	110
5.50%, 01/15/2018	50	55	PPG Industries Inc
Anheuser-Busch InBev Worldwide Inc			3.60%, 11/15/2020	200	188
2.50%, 03/26/2013	75	77	Praxair Inc
3.00%, 10/15/2012	250	258	5.38%, 11/01/2016	200	226
4.13%, 01/15/2015	60	64	Sherwin-Williams Co/The
5.00%, 04/15/2020	150	158	3.13%, 12/15/2014	45	47
5.38%, 01/15/2020	265	287		$ 2,450
6.38%, 01/15/2040	200	228	Commercial Services - 0.05%
Bottling Group LLC			RR Donnelley & Sons Co
6.95%, 03/15/2014	100	115	4.95%, 04/01/2014	110	114
Cia de Bebidas das Americas			Western Union Co/The
8.75%, 09/15/2013	16	18	5.25%, 04/01/2020	100	104
Coca-Cola Co/The			6.50%, 02/26/2014	70	78
1.50%, 11/15/2015	300	287	Yale University
3.15%, 11/15/2020	200	187	2.90%, 10/15/2014	100	104
Coca-Cola Enterprises Inc				$ 400
2.13%, 09/15/2015	200	194	Computers - 0.27%
3.50%, 09/15/2020	200	189	Affiliated Computer Services Inc
Coca-Cola Refreshments USA Inc			5.20%, 06/01/2015	200	214
7.38%, 03/03/2014	300	349	Dell Inc
Diageo Capital PLC			5.63%, 04/15/2014	100	110
4.83%, 07/15/2020	200	209	Hewlett-Packard Co
Diageo Finance BV			1.25%, 09/13/2013	200	200
3.25%, 01/15/2015	160	166	2.13%, 09/13/2015	300	295
Dr Pepper Snapple Group Inc			6.13%, 03/01/2014	260	292
2.35%, 12/21/2012	70	71	International Business Machines Corp
PepsiAmericas Inc			5.60%, 11/30/2039	360	381
4.88%, 01/15/2015	100	110	5.70%, 09/14/2017	200	228
PepsiCo Inc/NC			6.50%, 10/15/2013	300	340
0.88%, 10/25/2013	200	198	7.63%, 10/15/2018	100	126
3.10%, 01/15/2015	90	93		$ 2,186
3.13%, 11/01/2020	200	185	Consumer Products - 0.03%
4.50%, 01/15/2020	200	209	Avery Dennison Corp
5.50%, 01/15/2040	200	209	5.38%, 04/15/2020	100	104
7.90%, 11/01/2018	18	23	Fortune Brands Inc
	$ 3,939		5.38%, 01/15/2016	60	63
Biotechnology - 0.07%			Kimberly-Clark Corp
Amgen Inc			7.50%, 11/01/2018	70	88
5.70%, 02/01/2019	50	56		$ 255
5.75%, 03/15/2040	100	104	Cosmetics & Personal Care - 0.07%
5.85%, 06/01/2017	110	126	Procter & Gamble Co
6.40%, 02/01/2039	50	56	4.70%, 02/15/2019	300	325
6.90%, 06/01/2038	50	60	5.55%, 03/05/2037	200	217
Celgene Corp				$ 542
2.45%, 10/15/2015	200	194	Credit Card Asset Backed Securities - 0.18%
	$ 596		Chase Issuance Trust
Building Materials - 0.03%			4.65%, 03/15/2015	750	804
CRH America Inc			5.12%, 10/15/2014(b)	100	107
6.95%, 03/15/2012	100	105

See accompanying notes.

24

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Credit Card Asset Backed Securities (continued)			Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust			IBM International Group Capital LLC
2.25%, 12/23/2014	$ 180 $	184	5.05%, 10/22/2012	$ 100 $	107
5.30%, 03/15/2018	300	335	Jefferies Group Inc
	$ 1,430		6.88%, 04/15/2021	105	113
Diversified Financial Services - 2.06%			8.50%, 07/15/2019	50	59
American Express Co			John Deere Capital Corp
6.15%, 08/28/2017	300	337	2.88%, 06/19/2012	100	103
7.00%, 03/19/2018	210	247	7.00%, 03/15/2012	500	533
8.15%, 03/19/2038	100	133	JP Morgan Chase Capital XXV
American Express Credit Corp			6.80%, 10/01/2037	60	63
5.13%, 08/25/2014	250	270	JP Morgan Chase Capital XXVII
Bear Stearns Cos LLC/The			7.00%, 11/01/2039	200	209
5.55%, 01/22/2017	200	214	Merrill Lynch & Co Inc
6.40%, 10/02/2017	499	567	5.30%, 09/30/2015	100	107
6.95%, 08/10/2012	100	108	5.45%, 07/15/2014	100	108
7.25%, 02/01/2018	60	71	5.70%, 05/02/2017	200	208
BlackRock Inc			6.05%, 05/16/2016	560	597
3.50%, 12/10/2014	150	158	6.88%, 04/25/2018	100	113
5.00%, 12/10/2019	100	105	MUFG Capital Finance 1 Ltd
Boeing Capital Corp			6.35%, 07/29/2049(b)	100	102
4.70%, 10/27/2019	130	137	NASDAQ OMX Group Inc/The
Capital One Bank USA NA			4.00%, 01/15/2015	200	203
6.50%, 06/13/2013	370	403	National Rural Utilities Cooperative Finance Corp
Caterpillar Financial Services Corp			3.88%, 09/16/2015	500	524
4.70%, 03/15/2012	200	208	7.25%, 03/01/2012	120	128
4.90%, 08/15/2013	200	217	10.38%, 11/01/2018	70	96
6.13%, 02/17/2014	200	226	Nomura Holdings Inc
7.15%, 02/15/2019	140	172	6.70%, 03/04/2020	505	544
Citigroup Funding Inc			ORIX Corp
1.88%, 10/22/2012	250	255	4.71%, 04/27/2015	470	480
1.88%, 11/15/2012	300	306	Private Export Funding Corp
2.13%, 07/12/2012	200	204	3.05%, 10/15/2014	100	104
2.25%, 12/10/2012	200	205	3.55%, 04/15/2013	100	106
Countrywide Financial Corp			SLM Corp
6.25%, 05/15/2016	220	236	5.00%, 10/01/2013	30	31
Credit Suisse USA Inc			8.00%, 03/25/2020	100	106
5.50%, 08/15/2013	200	218	8.45%, 06/15/2018	100	110
Franklin Resources Inc			Toyota Motor Credit Corp
3.13%, 05/20/2015	200	205	1.38%, 08/12/2013	500	502
General Electric Capital Corp				$ 16,774
2.00%, 09/28/2012	150	153	Electric - 1.60%
2.10%, 01/07/2014	300	301	Allegheny Energy Supply Co LLC
2.13%, 12/21/2012	250	256	8.25%, 04/15/2012(a),(b)	100	107
2.20%, 06/08/2012	250	255	Ameren Energy Generating Co
2.63%, 12/28/2012	200	207	7.00%, 04/15/2018	100	104
2.80%, 01/08/2013	200	205	Appalachian Power Co
3.50%, 06/29/2015	300	308	7.00%, 04/01/2038	80	93
3.75%, 11/14/2014	300	314	Baltimore Gas & Electric Co
4.38%, 03/03/2012	200	207	5.90%, 10/01/2016	270	301
4.63%, 01/07/2021	300	298	CenterPoint Energy Houston Electric LLC
5.00%, 04/10/2012	300	314	7.00%, 03/01/2014	130	148
5.25%, 10/19/2012	100	106	Commonwealth Edison Co
5.50%, 06/04/2014	200	219	1.63%, 01/15/2014	300	299
5.50%, 01/08/2020	370	395	4.00%, 08/01/2020	40	39
5.88%, 01/14/2038	135	136	5.80%, 03/15/2018	50	56
6.00%, 06/15/2012	170	181	Consolidated Edison Co of New York Inc
6.00%, 08/07/2019	205	227	4.88%, 02/01/2013	300	319
6.15%, 08/07/2037	215	222	5.85%, 03/15/2036	200	212
6.75%, 03/15/2032	315	351	6.75%, 04/01/2038	100	119
6.88%, 01/10/2039	280	317	Constellation Energy Group Inc
Goldman Sachs Capital I			4.55%, 06/15/2015	60	63
6.35%, 02/15/2034	210	206	Consumers Energy Co
Goldman Sachs Capital II			5.50%, 08/15/2016	285	319
5.79%, 12/29/2049(b)	350	301	Detroit Edison Co/The
HSBC Finance Capital Trust IX			3.45%, 10/01/2020	20	19
5.91%, 11/30/2035	125	118	Dominion Resources Inc/VA
HSBC Finance Corp			5.15%, 07/15/2015	200	219
6.38%, 11/27/2012	200	216	8.88%, 01/15/2019	100	129
6.68%, 01/15/2021(a)	385	403

See accompanying notes.

25

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Electric (continued)
Duke Energy Carolinas LLC			Puget Sound Energy Inc
5.30%, 10/01/2015	$ 600	$ 670	5.80%, 03/15/2040	$ 200 $	203
5.30%, 02/15/2040	50	50	San Diego Gas & Electric Co
Duke Energy Corp			5.35%, 05/15/2040	330	335
3.35%, 04/01/2015	300	307	Southern California Edison Co
3.95%, 09/15/2014	25	26	5.50%, 03/15/2040	400	412
Duke Energy Indiana Inc			5.95%, 02/01/2038	30	33
3.75%, 07/15/2020	145	140	Southwestern Electric Power Co
Entergy Arkansas Inc			6.20%, 03/15/2040	200	201
3.75%, 02/15/2021	100	95	6.45%, 01/15/2019	100	112
Exelon Corp			Toledo Edison Co/The
4.90%, 06/15/2015	150	159	7.25%, 05/01/2020	300	354
Exelon Generation Co LLC			TransAlta Corp
5.20%, 10/01/2019	400	412	6.50%, 03/15/2040	100	102
6.25%, 10/01/2039	60	60	Virginia Electric and Power Co
FirstEnergy Corp			6.00%, 05/15/2037	300	324
7.38%, 11/15/2031	100	109	8.88%, 11/15/2038	40	58
FirstEnergy Solutions Corp				$ 13,007
6.05%, 08/15/2021	60	63	Electrical Components & Equipment - 0.04%
6.80%, 08/15/2039	395	390	Emerson Electric Co
Florida Power & Light Co			4.63%, 10/15/2012	200	212
5.63%, 04/01/2034	100	105	4.88%, 10/15/2019	100	108
5.69%, 03/01/2040	190	201		$ 320
Florida Power Corp			Electronics - 0.08%
4.55%, 04/01/2020	300	311	Agilent Technologies Inc
5.65%, 04/01/2040	100	103	6.50%, 11/01/2017	60	67
6.40%, 06/15/2038	260	296	Koninklijke Philips Electronics NV
Georgia Power Co			5.75%, 03/11/2018	40	45
4.25%, 12/01/2019	300	307	Thermo Fisher Scientific Inc
6.00%, 09/01/2040	100	100	2.05%, 02/21/2014	300	303
Hydro Quebec			4.70%, 05/01/2020	200	207
8.05%, 07/07/2024	400	538		$ 622
KCP&L Greater Missouri Operations Co			Environmental Control - 0.18%
11.88%, 07/01/2012	40	45	Republic Services Inc
LG&E and KU Energy LLC			5.50%, 09/15/2019	405	439
3.75%, 11/15/2020(a)	300	283
			6.20%, 03/01/2040	230	249
Louisville Gas & Electric Co			Waste Management Inc
5.13%, 11/15/2040(a)	200	195
			6.38%, 03/11/2015	300	340
Midamerican Energy Holdings Co			7.00%, 07/15/2028	60	70
5.88%, 10/01/2012	400	429	7.38%, 03/11/2019	300	362
6.13%, 04/01/2036	110	116		$ 1,460
National Grid PLC			Finance - Mortgage Loan/Banker - 5.97%
6.30%, 08/01/2016	160	182	Fannie Mae
Nevada Power Co			0.00%, 06/01/2017(c)	600	488
7.13%, 03/15/2019	50	59	0.00%, 10/09/2019(c)	250	167
NextEra Energy Capital Holdings Inc			0.38%, 12/28/2012	1,000	992
2.55%, 11/15/2013	95	97	0.50%, 10/30/2012	500	499
Nisource Finance Corp			0.55%, 11/01/2012	250	249
5.25%, 09/15/2017	275	291	0.63%, 09/24/2012	250	250
5.40%, 07/15/2014	185	201	0.70%, 10/19/2012	100	100
6.40%, 03/15/2018	60	67	0.75%, 12/18/2013	500	493
Northern States Power Co/MN			1.00%, 09/20/2013	200	199
5.25%, 03/01/2018	160	176	1.00%, 09/23/2013	600	598
5.35%, 11/01/2039	320	325	1.00%, 10/18/2013	500	497
Oncor Electric Delivery Co LLC			1.00%, 04/25/2014	150	147
6.80%, 09/01/2018	80	93	1.13%, 07/30/2012	1,000	1,008
Pacific Gas & Electric Co			1.25%, 06/22/2012	1,000	1,010
3.50%, 10/01/2020	100	94	1.25%, 07/29/2013	250	250
6.05%, 03/01/2034	100	107	1.25%, 08/20/2013	400	402
PacifiCorp			1.25%, 10/28/2014	70	68
5.65%, 07/15/2018	275	309	1.30%, 05/25/2012	250	250
6.25%, 10/15/2037	60	67	1.35%, 08/16/2013	100	100
PG&E Corp			1.50%, 06/26/2013	200	203
5.75%, 04/01/2014	400	439	1.50%, 08/26/2014	250	246
Progress Energy Inc			1.55%, 08/12/2014	100	98
7.75%, 03/01/2031	30	37	1.63%, 10/26/2015	1,000	972
Public Service Electric & Gas Co			1.75%, 08/10/2012	250	254
3.50%, 08/15/2020	285	273	1.75%, 05/07/2013	250	254
			1.75%, 11/17/2015	250	244

See accompanying notes.

26

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)			Federal Home Loan Banks (continued)
1.80%, 02/08/2013	$ 150	$ 151	5.38%, 05/18/2016	$ 300 $	344
1.80%, 03/15/2013	150	150	5.50%, 08/13/2014	250	284
2.00%, 06/24/2013	100	100	5.50%, 07/15/2036	200	219
2.00%, 07/14/2014	100	100	5.63%, 06/11/2021	100	115
2.00%, 08/24/2015	100	98	5.65%, 04/20/2022	50	53
2.00%, 11/30/2015	400	391	5.75%, 05/15/2012	250	266
2.00%, 03/28/2016	250	243	Freddie Mac
2.00%, 11/10/2016	100	96	0.38%, 11/30/2012	500	497
2.38%, 07/28/2015	400	403	0.63%, 12/28/2012	500	499
2.50%, 05/15/2014	200	207	1.13%, 07/27/2012	750	756
2.63%, 11/20/2014	500	516	1.13%, 01/14/2013	100	100
2.75%, 02/05/2014	500	521	1.15%, 09/03/2013	250	249
2.75%, 03/13/2014	1,000	1,042	1.15%, 10/07/2013	500	498
2.88%, 12/11/2013	280	293	1.20%, 09/24/2013	200	199
3.00%, 07/28/2014	1,042	1,051	1.20%, 04/28/2014	200	197
3.25%, 04/09/2013	200	210	1.38%, 02/25/2014	500	501
3.88%, 07/12/2013	250	267	1.45%, 02/24/2014	100	100
4.00%, 09/30/2025	50	47	1.63%, 04/15/2013	250	254
4.38%, 09/15/2012	250	264	1.63%, 06/28/2013	250	251
4.38%, 03/15/2013	250	268	1.75%, 06/15/2012	1,250	1,270
4.38%, 10/15/2015	400	437	1.75%, 09/10/2015	250	245
4.63%, 05/01/2013	500	535	2.13%, 03/23/2012	300	305
4.63%, 10/15/2014	150	165	2.13%, 09/21/2012	250	256
4.75%, 11/19/2012	200	214	2.13%, 10/29/2013	50	50
4.88%, 05/18/2012	200	211	2.25%, 08/12/2015	50	50
5.00%, 03/15/2016	250	280	2.50%, 01/07/2014	250	258
5.00%, 02/13/2017	250	281	2.50%, 04/23/2014	200	207
5.00%, 05/11/2017	250	281	2.88%, 02/09/2015	500	519
5.25%, 09/15/2016	200	227	3.00%, 07/14/2016	100	100
5.38%, 06/12/2017	250	286	3.50%, 05/29/2013	250	264
5.38%, 04/11/2022	150	157	3.75%, 06/28/2013	550	586
5.63%, 07/15/2037	100	112	3.75%, 03/27/2019	150	155
5.78%, 06/07/2022	100	106	4.13%, 12/21/2012	250	265
6.00%, 04/18/2036	150	161	4.13%, 09/27/2013	250	269
6.13%, 03/15/2012	250	265	4.25%, 12/12/2018	200	204
6.63%, 11/15/2030	400	502	4.38%, 07/17/2015	200	219
7.13%, 01/15/2030	275	361	4.50%, 01/15/2013	300	321
7.25%, 05/15/2030	200	266	4.50%, 07/15/2013	250	271
Federal Home Loan Banks			4.50%, 01/15/2014	250	273
0.55%, 12/03/2012	500	499	4.50%, 01/15/2015	250	275
0.88%, 08/22/2012	200	201	4.75%, 11/17/2015	250	278
1.13%, 05/18/2012	150	151	4.75%, 01/19/2016	900	999
1.50%, 01/16/2013	500	506	4.88%, 11/15/2013	200	220
1.63%, 09/26/2012	700	711	4.88%, 06/13/2018	325	362
1.63%, 11/21/2012	250	254	5.00%, 01/30/2014	250	276
1.63%, 03/20/2013	500	509	5.00%, 07/15/2014	250	278
1.75%, 08/22/2012	250	254	5.00%, 02/16/2017	400	449
1.75%, 12/14/2012	200	204	5.00%, 04/29/2025	100	100
1.88%, 06/20/2012	700	712	5.13%, 07/15/2012	1,000	1,064
1.88%, 06/21/2013	200	204	5.13%, 10/18/2016	250	282
2.38%, 03/14/2014	150	154	5.13%, 11/17/2017	200	226
2.75%, 12/12/2014	150	155	5.25%, 04/18/2016	200	227
2.75%, 03/13/2015	200	206	5.50%, 07/18/2016	250	287
2.88%, 06/12/2015	150	155	5.50%, 08/23/2017	400	460
3.13%, 12/13/2013	200	210	6.25%, 07/15/2032	400	485
3.38%, 02/27/2013	700	736		$ 48,600
3.63%, 10/18/2013	250	266	Food - 0.45%
3.88%, 06/14/2013	200	213	ConAgra Foods Inc
4.00%, 09/06/2013	150	161	5.88%, 04/15/2014	120	132
4.00%, 01/13/2021	500	498	General Mills Inc
4.50%, 11/15/2012	250	266	5.25%, 08/15/2013	700	765
4.50%, 09/16/2013	150	163	HJ Heinz Finance Co
4.63%, 10/10/2012	200	213	6.75%, 03/15/2032	100	113
4.75%, 12/16/2016	250	278	Kellogg Co
4.88%, 05/17/2017	250	279	4.00%, 12/15/2020	300	295
5.00%, 11/17/2017	750	846	5.13%, 12/03/2012	270	288
5.13%, 08/14/2013	250	275	Kraft Foods Inc
5.25%, 06/18/2014	250	281	4.13%, 02/09/2016	50	52

See accompanying notes.

27

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food (continued)			Insurance (continued)
Kraft Foods Inc (continued)			Aegon NV
5.38%, 02/10/2020	$ 215 $	229	4.63%, 12/01/2015	$ 90 $	93
6.25%, 06/01/2012	21	22	Aflac Inc
6.50%, 02/09/2040	295	318	3.45%, 08/15/2015	80	82
6.75%, 02/19/2014	170	193	6.45%, 08/15/2040	125	129
7.00%, 08/11/2037	140	159	8.50%, 05/15/2019	50	62
Kroger Co/The			Allstate Corp/The
4.95%, 01/15/2015	300	324	6.75%, 05/15/2018	200	230
5.40%, 07/15/2040	100	95	7.45%, 05/16/2019	200	241
6.15%, 01/15/2020	50	56	American International Group Inc
6.40%, 08/15/2017	70	80	4.25%, 05/15/2013	200	207
Safeway Inc			6.25%, 03/15/2037	400	366
3.95%, 08/15/2020	125	119	8.25%, 08/15/2018	140	167
6.25%, 03/15/2014	90	100	AON Corp
Unilever Capital Corp			8.21%, 01/01/2027	20	22
2.75%, 02/10/2016	300	303	Berkshire Hathaway Finance Corp
	$ 3,643		1.50%, 01/10/2014	300	300
Forest Products & Paper - 0.05%			4.25%, 01/15/2021	400	400
International Paper Co			4.60%, 05/15/2013	300	321
7.30%, 11/15/2039	100	117	5.75%, 01/15/2040	60	63
7.50%, 08/15/2021	30	36	Berkshire Hathaway Inc
9.38%, 05/15/2019	60	78	3.20%, 02/11/2015	160	165
Plum Creek Timberlands LP			Chubb Corp
4.70%, 03/15/2021	200	195	6.50%, 05/15/2038	40	45
	$ 426		CNA Financial Corp
Gas - 0.03%			5.75%, 08/15/2021	300	308
Atmos Energy Corp			Fidelity National Financial Inc
4.95%, 10/15/2014	200	213	6.60%, 05/15/2017	200	199
Sempra Energy			Genworth Financial Inc
6.00%, 10/15/2039	50	52	5.75%, 06/15/2014	80	83
	$ 265		7.70%, 06/15/2020	100	104
Healthcare - Products - 0.23%			Hartford Financial Services Group Inc
Baxter International Inc			6.00%, 01/15/2019	70	75
4.25%, 03/15/2020	200	204	6.63%, 03/30/2040	100	104
5.90%, 09/01/2016	70	81	Liberty Mutual Group Inc
			7.25%, 09/01/2012(a)	3	3
Becton Dickinson and Co
5.00%, 11/12/2040	200	192	Lincoln National Corp
Covidien International Finance SA			5.65%, 08/27/2012	260	275
6.00%, 10/15/2017	90	102	7.00%, 06/15/2040	185	212
Johnson & Johnson			8.75%, 07/01/2019	50	63
2.95%, 09/01/2020	500	472	Marsh & McLennan Cos Inc
4.95%, 05/15/2033	200	201	5.38%, 07/15/2014	90	96
5.15%, 08/15/2012	100	107	5.75%, 09/15/2015	250	270
Medtronic Inc			MetLife Inc
4.45%, 03/15/2020	400	415	5.70%, 06/15/2035	250	254
Stryker Corp			6.75%, 06/01/2016	400	464
4.38%, 01/15/2020	100	102	7.72%, 02/15/2019	100	123
	$ 1,876		PartnerRe Finance B LLC
Healthcare - Services - 0.17%			5.50%, 06/01/2020	100	103
Aetna Inc			Protective Life Corp
6.63%, 06/15/2036	20	22	8.45%, 10/15/2039	200	223
6.75%, 12/15/2037	50	57	Prudential Financial Inc
Quest Diagnostics Inc/DE			4.75%, 09/17/2015	200	214
4.75%, 01/30/2020	15	15	5.10%, 09/20/2014	110	119
5.45%, 11/01/2015	70	76	5.70%, 12/14/2036	100	100
UnitedHealth Group Inc			6.00%, 12/01/2017	300	334
4.70%, 02/15/2021	350	357	6.63%, 12/01/2037	60	67
6.50%, 06/15/2037	300	328	Transatlantic Holdings Inc
6.88%, 02/15/2038	50	57	5.75%, 12/14/2015	70	73
WellPoint Inc			Travelers Cos Inc/The
5.25%, 01/15/2016	130	143	6.25%, 06/15/2037	50	55
5.80%, 08/15/2040	20	20	6.75%, 06/20/2036	200	232
6.38%, 06/15/2037	300	323	Validus Holdings Ltd
	$ 1,398		8.88%, 01/26/2040	200	218
			WR Berkley Corp
Insurance - 0.93%			6.25%, 02/15/2037	115	112
ACE INA Holdings Inc			XL Group PLC
5.88%, 06/15/2014	100	111	5.25%, 09/15/2014	50	53
				$ 7,540

See accompanying notes.

28

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Internet - 0.04%			Media (continued)
eBay Inc			Time Warner Cable Inc (continued)
0.88%, 10/15/2013	$ 100 $	99	8.25%, 04/01/2019	$ 100 $	123
1.63%, 10/15/2015	200	191	8.75%, 02/14/2019	190	240
	$ 290		Time Warner Entertainment Co LP
Iron & Steel - 0.05%			8.38%, 07/15/2033	70	87
ArcelorMittal			Time Warner Inc
3.75%, 08/05/2015	35	35	3.15%, 07/15/2015	310	315
5.38%, 06/01/2013	50	54	4.70%, 01/15/2021	315	317
7.00%, 10/15/2039	200	209	4.88%, 03/15/2020	165	169
9.85%, 06/01/2019	70	90	6.10%, 07/15/2040	170	172
Nucor Corp			6.20%, 03/15/2040	200	204
5.75%, 12/01/2017	50	57	6.50%, 11/15/2036	80	84
	$ 445		7.63%, 04/15/2031	70	83
Machinery - Diversified - 0.02%			Viacom Inc
Deere & Co			6.25%, 04/30/2016	250	287
4.38%, 10/16/2019	120	126	6.88%, 04/30/2036	60	67
Roper Industries Inc			Walt Disney Co/The
6.63%, 08/15/2013	50	55	6.38%, 03/01/2012	550	580
	$ 181			$ 9,193
Media - 1.13%			Mining - 0.37%
CBS Corp			Alcoa Inc
5.75%, 04/15/2020	255	271	5.90%, 02/01/2027	200	199
7.88%, 07/30/2030	305	356	6.15%, 08/15/2020	50	54
Comcast Corp			6.50%, 06/15/2018	50	54
5.15%, 03/01/2020	680	709	AngloGold Ashanti Holdings PLC
6.40%, 03/01/2040	180	187	5.38%, 04/15/2020	15	15
6.45%, 03/15/2037	235	246	Barrick PD Australia Finance Pty Ltd
6.95%, 08/15/2037	90	100	4.95%, 01/15/2020	235	251
COX Communications Inc			5.95%, 10/15/2039	50	52
5.45%, 12/15/2014	15	17	BHP Billiton Finance USA Ltd
5.50%, 10/01/2015	100	109	4.80%, 04/15/2013	250	269
DIRECTV Holdings LLC			5.13%, 03/29/2012	100	105
3.55%, 03/15/2015	385	393	6.50%, 04/01/2019	90	107
DIRECTV Holdings LLC / DIRECTV Financing			Freeport-McMoRan Copper & Gold Inc
Co Inc			8.38%, 04/01/2017	100	111
4.60%, 02/15/2021	65	64	Newmont Mining Corp
5.88%, 10/01/2019	220	238	5.13%, 10/01/2019	200	215
6.00%, 08/15/2040	135	132	6.25%, 10/01/2039	30	32
7.63%, 05/15/2016	160	176	Rio Tinto Alcan Inc
Discovery Communications LLC			6.13%, 12/15/2033	300	315
3.70%, 06/01/2015	125	129	Rio Tinto Finance USA Ltd
5.05%, 06/01/2020	200	210	6.50%, 07/15/2018	15	17
5.63%, 08/15/2019	200	218	7.13%, 07/15/2028	50	61
6.35%, 06/01/2040	170	179	8.95%, 05/01/2014	130	157
Historic TW Inc			9.00%, 05/01/2019	325	430
6.88%, 06/15/2018	100	116	Southern Copper Corp
McGraw-Hill Cos Inc/The			5.38%, 04/16/2020	100	103
6.55%, 11/15/2037	200	208	6.75%, 04/16/2040	20	21
NBC Universal Media LLC			Vale Overseas Ltd
3.65%, 04/30/2015(a)	5	5	5.63%, 09/15/2019	180	190
5.15%, 04/30/2020(a)	295	304	6.88%, 11/21/2036	153	164
6.40%, 04/30/2040(a)	200	209	Xstrata Canada Corp
News America Inc			7.25%, 07/15/2012	100	107
5.65%, 08/15/2020	200	220		$ 3,029
6.15%, 02/15/2041(a)	300	305	Miscellaneous Manufacturing - 0.35%
6.20%, 12/15/2034	210	216	Dover Corp
6.40%, 12/15/2035	100	105	5.38%, 03/01/2041	300	305
Reed Elsevier Capital Inc			GE Capital Trust I
7.75%, 01/15/2014	40	46	6.38%, 11/15/2067	60	61
Thomson Reuters Corp			General Electric Co
5.70%, 10/01/2014	90	101	5.00%, 02/01/2013	110	118
5.85%, 04/15/2040	100	105	5.25%, 12/06/2017	500	548
Time Warner Cable Inc			Honeywell International Inc
3.50%, 02/01/2015	100	102	5.38%, 03/01/2041	300	305
5.40%, 07/02/2012	40	42	5.70%, 03/15/2037	50	53
5.85%, 05/01/2017	200	220	Ingersoll-Rand Global Holding Co Ltd
6.55%, 05/01/2037	200	208	9.50%, 04/15/2014	40	48
6.75%, 06/15/2039	100	106	Parker Hannifin Corp
7.30%, 07/01/2038	100	113	3.50%, 09/15/2022	300	279

See accompanying notes.

29

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Miscellaneous Manufacturing (continued)			Mortgage Backed Securities (continued)
Textron Inc			Merrill Lynch Mortgage Trust
6.20%, 03/15/2015	$ 35 $	38	5.83%, 06/12/2017(b)	$ 300 $	326
Tyco Electronics Group SA			5.83%, 07/12/2017(b)	1,100	1,130
6.00%, 10/01/2012	225	241	Morgan Stanley Capital I
6.55%, 10/01/2017	50	58	4.70%, 07/15/2056	325	342
7.13%, 10/01/2037	55	64	5.36%, 03/15/2044(b)	390	407
Tyco International Finance SA			5.39%, 03/12/2044(b)	1,000	1,075
3.38%, 10/15/2015	150	154	5.60%, 01/12/2014(b)	525	546
4.13%, 10/15/2014	45	48	5.60%, 04/12/2049(b)	80	83
8.50%, 01/15/2019	50	65	5.70%, 10/15/2042(b)	95	98
Tyco International Ltd / Tyco International Finance			Wachovia Bank Commercial Mortgage Trust
SA			5.27%, 12/15/2044(b)	500	534
6.88%, 01/15/2021	80	95	5.68%, 05/15/2046(b)	350	375
7.00%, 12/15/2019	275	331	5.80%, 07/15/2045	145	155
	$ 2,811			$ 19,667
Mortgage Backed Securities - 2.42%			Office & Business Equipment - 0.08%
Banc of America Commercial Mortgage Inc			Xerox Corp
4.76%, 11/10/2039	150	158	4.25%, 02/15/2015	190	200
5.04%, 11/10/2042(b)	300	314	5.50%, 05/15/2012	220	231
5.89%, 07/10/2044	60	66	5.63%, 12/15/2019	85	91
6.21%, 02/10/2051(b)	160	175	8.25%, 05/15/2014	110	129
Bear Stearns Commercial Mortgage Securities				$ 651
5.47%, 06/11/2041	75	81	Oil & Gas - 1.36%
5.54%, 09/11/2041	500	542	Anadarko Finance Co
5.72%, 09/11/2038(b)	385	424	7.50%, 05/01/2031	300	332
Citigroup Commercial Mortgage Trust			Anadarko Petroleum Corp
6.10%, 12/10/2049(b)	35	38	5.95%, 09/15/2016	95	104
Citigroup/Deutsche Bank Commercial Mortgage			6.20%, 03/15/2040	100	98
Trust			6.38%, 09/15/2017	220	245
5.62%, 10/15/2048	320	346	6.45%, 09/15/2036	100	101
Commercial Mortgage Loan Trust			Apache Corp
6.01%, 09/10/2017(b)	345	377	3.63%, 02/01/2021	300	284
Commercial Mortgage Pass Through Certificates			5.10%, 09/01/2040	360	334
5.81%, 12/10/2049(b)	500	546	BP Capital Markets PLC
Credit Suisse First Boston Mortgage Securities			3.13%, 03/10/2012	200	204
Corp			3.88%, 03/10/2015	60	63
4.83%, 11/15/2037	800	846	4.75%, 03/10/2019	100	104
5.01%, 01/15/2012	1,000	1,062	5.25%, 11/07/2013	150	163
Credit Suisse Mortgage Capital Certificates			Canadian Natural Resources Ltd
5.42%, 02/15/2040	150	142	5.70%, 05/15/2017	65	73
5.80%, 08/15/2016(b)	500	533	6.25%, 03/15/2038	50	54
GE Capital Commercial Mortgage Corp			Cenovus Energy Inc
4.94%, 07/10/2045	138	144	4.50%, 09/15/2014	165	178
5.32%, 11/10/2045(b)	100	108	5.70%, 10/15/2019	205	229
5.42%, 12/10/2049	170	173	Chevron Corp
Greenwich Capital Commercial Funding Corp			3.95%, 03/03/2014	100	107
5.44%, 03/10/2039(b)	145	155	ConocoPhillips
JP Morgan Chase Commercial Mortgage Securities			4.75%, 10/15/2012	250	266
Corp			6.00%, 01/15/2020	365	419
4.78%, 07/15/2042	300	313	6.50%, 02/01/2039	60	70
4.88%, 01/12/2038(b)	450	476	ConocoPhillips Canada Funding Co I
4.88%, 01/15/2042	530	555	5.63%, 10/15/2016	300	338
5.05%, 11/12/2012	500	524	ConocoPhillips Holding Co
5.17%, 11/12/2012	117	121	6.95%, 04/15/2029	100	121
5.23%, 01/15/2014	850	893	Devon Energy Corp
5.31%, 01/15/2049	100	102	5.63%, 01/15/2014	100	111
5.34%, 05/15/2047	1,330	1,413	7.95%, 04/15/2032	60	78
5.42%, 02/15/2017	600	638	Encana Corp
5.44%, 05/15/2045(b)	65	68	5.90%, 12/01/2017	100	114
5.72%, 11/15/2017	20	21	6.50%, 02/01/2038	60	65
5.82%, 06/12/2013	400	416	EOG Resources Inc
LB Commercial Conduit Mortgage Trust			4.40%, 06/01/2020	200	201
5.95%, 07/15/2044(b)	245	264	6.13%, 10/01/2013	100	111
LB-UBS Commercial Mortgage Trust			Hess Corp
4.39%, 03/15/2032	685	716	5.60%, 02/15/2041	200	194
5.02%, 09/15/2040	550	580	8.13%, 02/15/2019	100	126
5.20%, 11/15/2030	500	538	Husky Energy Inc
5.66%, 03/15/2039	500	544	5.90%, 06/15/2014	100	111
5.86%, 07/15/2040(b)	170	184

See accompanying notes.

30

     Schedule of Investments Bond Market Index Fund February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Oil & Gas Services (continued)
Marathon Oil Corp			Cameron International Corp
6.60%, 10/01/2037	$ 90 $	98	6.38%, 07/15/2018	$ 100 $	112
Marathon Petroleum Corp			Halliburton Co
5.13%, 03/01/2021(a)	300	304	7.45%, 09/15/2039	40	51
Nexen Inc			Weatherford International Ltd/Bermuda
5.20%, 03/10/2015	100	106	5.13%, 09/15/2020	200	204
6.40%, 05/15/2037	225	215	6.00%, 03/15/2018	50	55
7.50%, 07/30/2039	60	64	6.75%, 09/15/2040	200	214
Noble Holding International Ltd			9.63%, 03/01/2019	40	53
3.45%, 08/01/2015	100	102		$ 1,052
6.20%, 08/01/2040	100	104	Other Asset Backed Securities - 0.03%
Occidental Petroleum Corp			PSE&G Transition Funding LLC
7.00%, 11/01/2013	100	115	6.61%, 06/15/2013	200	215
PC Financial Partnership
5.00%, 11/15/2014	100	109	Pharmaceuticals - 0.65%
Pemex Project Funding Master Trust			Abbott Laboratories
5.75%, 03/01/2018	50	53	4.13%, 05/27/2020	300	303
6.63%, 06/15/2035	40	40	5.13%, 04/01/2019	80	87
Petrobras International Finance Co - Pifco			5.88%, 05/15/2016	59	68
3.88%, 01/27/2016	300	303	6.00%, 04/01/2039	100	109
5.75%, 01/20/2020	40	41	AstraZeneca PLC
5.88%, 03/01/2018	300	319	5.90%, 09/15/2017	300	343
6.75%, 01/27/2041	300	307	6.45%, 09/15/2037	60	69
6.88%, 01/20/2040	100	104	Bristol-Myers Squibb Co
7.88%, 03/15/2019	152	179	5.88%, 11/15/2036	23	25
Petro-Canada			6.80%, 11/15/2026	100	121
6.80%, 05/15/2038	50	56	Eli Lilly & Co
Petroleos Mexicanos			4.20%, 03/06/2014	100	108
4.88%, 03/15/2015	11	12	5.20%, 03/15/2017	40	44
5.50%, 01/21/2021	310	310	GlaxoSmithKline Capital Inc
8.00%, 05/03/2019	122	145	4.85%, 05/15/2013	150	162
Rowan Cos Inc			6.38%, 05/15/2038	320	365
5.00%, 09/01/2017	90	93	Medco Health Solutions Inc
SeaRiver Maritime Inc			7.13%, 03/15/2018	60	70
0.00%, 09/01/2012(c)	140	135	Merck & Co Inc
Shell International Finance BV			2.25%, 01/15/2016	200	197
3.10%, 06/28/2015	120	123	4.38%, 02/15/2013	200	212
4.00%, 03/21/2014	300	321	5.00%, 06/30/2019	100	110
4.30%, 09/22/2019	200	207	6.55%, 09/15/2037	40	47
4.38%, 03/25/2020	100	104	Novartis Capital Corp
5.50%, 03/25/2040	100	103	2.90%, 04/24/2015	300	307
6.38%, 12/15/2038	170	194	4.13%, 02/10/2014	50	54
Statoil ASA			4.40%, 04/24/2020	300	312
5.10%, 08/17/2040	245	236	Novartis Securities Investment Ltd
5.25%, 04/15/2019	90	98	5.13%, 02/10/2019	50	54
Suncor Energy Inc			Pfizer Inc
6.10%, 06/01/2018	100	114	4.65%, 03/01/2018	200	212
6.50%, 06/15/2038	90	97	5.35%, 03/15/2015	200	224
6.85%, 06/01/2039	20	23	6.20%, 03/15/2019	90	104
Sunoco Logistics Partners Operations LP			7.20%, 03/15/2039	90	113
5.50%, 02/15/2020	180	184	Teva Pharmaceutical Finance Co LLC
Talisman Energy Inc			6.15%, 02/01/2036	200	220
5.13%, 05/15/2015	35	38	Watson Pharmaceuticals Inc
6.25%, 02/01/2038	25	26	5.00%, 08/15/2014	250	270
Total Capital SA			6.13%, 08/15/2019	50	55
3.00%, 06/24/2015	145	147	Wyeth
4.25%, 12/15/2021	200	201	5.50%, 02/01/2014	200	222
Transocean Inc			5.50%, 02/15/2016	300	337
6.00%, 03/15/2018	100	108	5.95%, 04/01/2037	355	384
Valero Energy Corp				$ 5,308
4.50%, 02/01/2015	30	32	Pipelines - 0.49%
6.13%, 02/01/2020	150	162	Enbridge Energy Partners LP
6.63%, 06/15/2037	135	138	5.20%, 03/15/2020	35	36
7.50%, 04/15/2032	60	67	9.88%, 03/01/2019	40	53
	$ 11,035		Energy Transfer Partners LP
Oil & Gas Services - 0.13%			6.00%, 07/01/2013	300	327
Baker Hughes Inc			6.70%, 07/01/2018	90	103
5.13%, 09/15/2040	315	301	9.00%, 04/15/2019	50	64
7.50%, 11/15/2018	50	62

See accompanying notes.

31

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			REITS (continued)
Enterprise Products Operating LLC			HCP Inc (continued)
3.20%, 02/01/2016	$ 200 $	200	6.70%, 01/30/2018	$ 60 $	67
6.13%, 10/15/2039	90	90	Health Care REIT Inc
6.45%, 09/01/2040	300	313	6.13%, 04/15/2020	200	215
6.50%, 01/31/2019	45	51	ProLogis
6.88%, 03/01/2033	60	66	6.88%, 03/15/2020	21	23
Kinder Morgan Energy Partners LP			Simon Property Group LP
5.00%, 12/15/2013	300	326	5.65%, 02/01/2020	185	202
5.85%, 09/15/2012	300	321	6.75%, 02/01/2040	100	117
6.50%, 09/01/2039	50	51	10.35%, 04/01/2019	50	69
6.95%, 01/15/2038	50	54	UDR Inc
ONEOK Partners LP			5.25%, 01/15/2015	170	177
8.63%, 03/01/2019	80	101	Vornado Realty LP
Panhandle Eastern Pipeline Co LP			4.25%, 04/01/2015	200	205
6.20%, 11/01/2017	317	342		$ 2,754
Plains All American Pipeline LP / PAA Finance			Retail - 0.61%
Corp			AutoZone Inc
3.95%, 09/15/2015	200	206	4.00%, 11/15/2020	200	186
5.75%, 01/15/2020	60	64	Costco Wholesale Corp
Southern Natural Gas Co			5.30%, 03/15/2012	100	105
5.90%, 04/01/2017(a),(b)	50	54	CVS Caremark Corp
Spectra Energy Capital LLC			3.25%, 05/18/2015	70	71
6.25%, 02/15/2013	70	76	6.13%, 09/15/2039	310	322
TransCanada PipeLines Ltd			6.60%, 03/15/2019	50	58
6.10%, 06/01/2040	100	106	Darden Restaurants Inc
6.50%, 08/15/2018	90	105	6.80%, 10/15/2037(b)	105	116
7.25%, 08/15/2038	200	238	Home Depot Inc
7.63%, 01/15/2039	50	62	5.25%, 12/16/2013	250	274
Williams Cos Inc/The			5.40%, 03/01/2016	90	100
7.50%, 01/15/2031	70	82	5.88%, 12/16/2036	145	147
Williams Partners LP			Lowe's Cos Inc
3.80%, 02/15/2015	275	285	4.63%, 04/15/2020	300	315
6.30%, 04/15/2040	170	176	6.65%, 09/15/2037	50	58
	$ 3,952		McDonald's Corp
Regional Authority - 0.25%			3.50%, 07/15/2020	90	88
Province of British Columbia Canada			4.88%, 07/15/2040	35	34
6.50%, 01/15/2026	70	85	5.35%, 03/01/2018	140	156
Province of Manitoba Canada			6.30%, 10/15/2037	50	58
2.63%, 07/15/2015	300	305	Nordstrom Inc
Province of Nova Scotia Canada			4.75%, 05/01/2020	140	145
5.13%, 01/26/2017	160	179	6.25%, 01/15/2018	50	57
Province of Ontario Canada			Staples Inc
1.88%, 11/19/2012	160	163	9.75%, 01/15/2014	150	181
2.70%, 06/16/2015	200	204	Target Corp
4.10%, 06/16/2014	380	409	4.00%, 06/15/2013	50	53
4.40%, 04/14/2020	200	208	5.13%, 01/15/2013	300	323
Province of Quebec Canada			6.00%, 01/15/2018	80	92
4.88%, 05/05/2014	200	220	7.00%, 07/15/2031	195	234
5.13%, 11/14/2016	200	224	7.00%, 01/15/2038	50	61
7.50%, 09/15/2029	50	67	Walgreen Co
	$ 2,064		5.25%, 01/15/2019	120	132
REITS - 0.34%			Wal-Mart Stores Inc
BioMed Realty LP			2.25%, 07/08/2015	100	100
6.13%, 04/15/2020	25	27	3.63%, 07/08/2020	200	194
Boston Properties LP			4.13%, 02/01/2019	400	412
4.13%, 05/15/2021	300	287	5.63%, 04/01/2040	150	156
5.63%, 11/15/2020	100	107	6.20%, 04/15/2038	100	111
Digital Realty Trust LP			6.50%, 08/15/2037	50	58
4.50%, 07/15/2015	215	222	7.25%, 06/01/2013	300	341
Duke Realty LP			Yum! Brands Inc
7.38%, 02/15/2015	100	114	6.25%, 03/15/2018	115	130
Entertainment Properties Trust			6.88%, 11/15/2037	95	108
7.75%, 07/15/2020(a)	245	258		$ 4,976
ERP Operating LP			Savings & Loans - 0.02%
4.75%, 07/15/2020	200	204	US Central Federal Credit Union
5.20%, 04/01/2013	50	54	1.90%, 10/19/2012	200	204
HCP Inc
3.75%, 02/01/2016	200	202
5.38%, 02/01/2021	200	204

See accompanying notes.

32

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Semiconductors - 0.04%			Sovereign (continued)
National Semiconductor Corp			Peruvian Government International Bond
3.95%, 04/15/2015	$ 350 $	356	(continued)
			7.13%, 03/30/2019	$ 120 $	143
Software - 0.22%			7.35%, 07/21/2025	200	242
Adobe Systems Inc			8.75%, 11/21/2033	65	88
4.75%, 02/01/2020	200	204	Poland Government International Bond
Fiserv Inc			3.88%, 07/16/2015	300	304
6.13%, 11/20/2012	180	194	6.38%, 07/15/2019	60	67
Microsoft Corp			Republic of Italy
2.95%, 06/01/2014	100	105	2.13%, 09/16/2013	450	449
4.20%, 06/01/2019	450	470	3.13%, 01/26/2015	140	140
Oracle Corp			4.38%, 06/15/2013	300	318
3.88%, 07/15/2020(a)	300	296	4.75%, 01/25/2016	300	312
5.00%, 07/08/2019	190	205	5.25%, 09/20/2016	120	127
5.38%, 07/15/2040(a)	225	219	5.38%, 06/15/2033	250	248
5.75%, 04/15/2018	100	112	5.63%, 06/15/2012	500	527
	$ 1,805		6.88%, 09/27/2023	50	55
Sovereign - 1.67%			Republic of Korea
Brazilian Government International Bond			5.75%, 04/16/2014	300	327
5.88%, 01/15/2019	100	111	7.13%, 04/16/2019	90	106
6.00%, 01/17/2017	300	336	South Africa Government International Bond
7.13%, 01/20/2037	320	378	5.88%, 05/30/2022	200	212
8.25%, 01/20/2034	200	263	6.50%, 06/02/2014	80	89
8.88%, 10/14/2019	75	99	6.88%, 05/27/2019	45	52
10.50%, 07/14/2014	200	254	7.38%, 04/25/2012	150	160
11.00%, 08/17/2040	50	67	Svensk Exportkredit AB
12.25%, 03/06/2030	250	443	5.13%, 03/01/2017	70	77
12.75%, 01/15/2020	200	323	Tennessee Valley Authority
Canada Government International Bond			4.50%, 04/01/2018	200	216
2.38%, 09/10/2014	400	411	5.25%, 09/15/2039	200	209
Eksportfinans ASA			5.38%, 04/01/2056	100	106
3.00%, 11/17/2014	130	134	6.00%, 03/15/2013	400	441
Export Development Canada			6.75%, 11/01/2025	400	500
2.25%, 05/28/2015	100	101		$ 13,572
2.38%, 03/19/2012	100	102	Supranational Bank - 1.31%
Federal Farm Credit Bank			African Development Bank
1.10%, 11/26/2013	100	99	1.63%, 02/11/2013	200	203
1.84%, 03/01/2013	100	100	Asian Development Bank
1.88%, 12/07/2012	509	520	2.50%, 03/15/2016	300	302
2.12%, 09/08/2016	200	192	2.63%, 02/09/2015	100	103
2.95%, 12/13/2018	100	97	2.75%, 05/21/2014	400	416
3.88%, 10/07/2013	617	660	3.63%, 09/05/2013	100	106
Hungary Government International Bond			5.82%, 06/16/2028	60	66
4.75%, 02/03/2015	260	262	6.38%, 10/01/2028	200	229
Israel Government AID Bond			Corp Andina de Fomento
5.50%, 09/18/2023	100	112	3.75%, 01/15/2016	15	15
5.50%, 04/26/2024	100	113	5.75%, 01/12/2017	80	85
5.50%, 09/18/2033	50	55	6.88%, 03/15/2012	100	104
Israel Government International Bond			Council Of Europe Development Bank
5.13%, 03/26/2019	75	78	2.75%, 02/10/2015	100	103
Japan Bank for International Cooperation/Japan			European Bank for Reconstruction & Development
4.38%, 11/26/2012	100	106	2.50%, 03/15/2016	300	302
Japan Finance Corp			2.75%, 04/20/2015	300	309
1.50%, 07/06/2012	100	101	European Investment Bank
2.13%, 11/05/2012	300	305	1.25%, 02/14/2014	500	498
Japan Finance Organization for Municipalities			1.63%, 03/15/2013	400	406
5.00%, 05/16/2017	200	222	1.75%, 09/14/2012	300	305
Mexico Government International Bond			1.88%, 06/17/2013	200	204
5.63%, 01/15/2017	160	176	2.75%, 03/23/2015	300	309
5.95%, 03/19/2019	304	337	3.00%, 04/08/2014	400	419
6.05%, 01/11/2040	30	31	3.13%, 06/04/2014	370	388
6.63%, 03/03/2015	31	35	3.38%, 06/12/2013	300	315
8.00%, 09/24/2022	200	255	4.88%, 02/16/2016	500	557
8.30%, 08/15/2031	150	199	4.88%, 01/17/2017	100	111
11.50%, 05/15/2026	300	522	4.88%, 02/15/2036	100	101
Panama Government International Bond			5.13%, 09/13/2016	100	113
7.25%, 03/15/2015	300	348	5.13%, 05/30/2017	400	449
Peruvian Government International Bond			Inter-American Development Bank
6.55%, 03/14/2037	100	110	1.63%, 07/15/2013	200	203

See accompanying notes.

33

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Supranational Bank (continued)			Telecommunications (continued)
Inter-American Development Bank (continued)			Rogers Communications Inc
1.75%, 10/22/2012	$ 160 $	163	6.80%, 08/15/2018	$ 120	$ 142
2.25%, 07/15/2015	100	101	7.50%, 03/15/2015	60	71
3.88%, 09/17/2019	300	310	Rogers Wireless Inc
3.88%, 02/14/2020	100	103	6.38%, 03/01/2014	65	73
4.38%, 09/20/2012	200	211	Telecom Italia Capital SA
4.50%, 09/15/2014	300	329	5.25%, 11/15/2013	105	110
International Bank for Reconstruction &			6.38%, 11/15/2033	265	245
Development			7.00%, 06/04/2018	10	11
1.13%, 08/25/2014	300	297	Telefonica Emisiones SAU
1.25%, 06/15/2012	300	301	3.73%, 04/27/2015	100	101
1.75%, 07/15/2013	300	305	4.95%, 01/15/2015	220	232
2.00%, 04/02/2012	350	356	5.13%, 04/27/2020	655	652
2.13%, 03/15/2016	500	497	7.05%, 06/20/2036	70	75
2.38%, 05/26/2015	200	204	Verizon Communications Inc
7.63%, 01/19/2023	50	67	6.25%, 04/01/2037	45	47
International Finance Corp			6.35%, 04/01/2019	320	367
2.75%, 04/20/2015	300	305	6.40%, 02/15/2038	50	54
4.75%, 04/25/2012	300	314	6.90%, 04/15/2038	40	45
Nordic Investment Bank			8.75%, 11/01/2018	300	387
5.00%, 02/01/2017	100	112	8.95%, 03/01/2039	115	160
	$ 10,696		Verizon Global Funding Corp
Telecommunications - 1.26%			7.75%, 12/01/2030	570	700
America Movil SAB de CV			Vodafone Group PLC
3.63%, 03/30/2015	300	308	5.63%, 02/27/2017	190	211
5.00%, 03/30/2020	200	206			$ 10,247
5.50%, 03/01/2014	110	121	Toys, Games & Hobbies - 0.01%
5.63%, 11/15/2017	60	65	Hasbro Inc
6.13%, 03/30/2040	100	105	6.35%, 03/15/2040	100	100
American Tower Corp
7.00%, 10/15/2017	125	141	Transportation - 0.35%
AT&T Corp			Burlington Northern Santa Fe LLC
8.00%, 11/15/2031(b)	5	6	4.30%, 07/01/2013	200	214
AT&T Inc			4.70%, 10/01/2019	130	136
2.50%, 08/15/2015	250	248	5.65%, 05/01/2017	210	235
4.95%, 01/15/2013	400	428	7.95%, 08/15/2030	300	378
5.35%, 09/01/2040(a)	271	249	Canadian National Railway Co
5.50%, 02/01/2018	400	439	5.55%, 03/01/2019	60	68
5.60%, 05/15/2018	40	44	CSX Corp
6.15%, 09/15/2034	345	352	6.25%, 03/15/2018	320	366
6.30%, 01/15/2038	310	322	Norfolk Southern Corp
6.50%, 09/01/2037	85	90	5.26%, 09/17/2014	400	441
6.55%, 02/15/2039	100	107	7.05%, 05/01/2037	60	73
Bellsouth Capital Funding Corp			Ryder System Inc
7.88%, 02/15/2030	400	487	3.15%, 03/02/2015	200	202
British Telecommunications PLC			Union Pacific Corp
5.95%, 01/15/2018	110	122	5.45%, 01/31/2013	200	216
Cellco Partnership / Verizon Wireless Capital LLC			7.88%, 01/15/2019	80	100
5.55%, 02/01/2014	400	442	United Parcel Service Inc
8.50%, 11/15/2018	80	104	3.13%, 01/15/2021	200	186
CenturyLink Inc			3.88%, 04/01/2014	90	97
7.60%, 09/15/2039	100	106	6.20%, 01/15/2038	90	102
Cisco Systems Inc					$ 2,814
4.45%, 01/15/2020	400	412	Water - 0.00%
4.95%, 02/15/2019	130	140	American Water Capital Corp
5.90%, 02/15/2039	100	105	6.59%, 10/15/2037	20	21
Deutsche Telekom International Finance BV
5.75%, 03/23/2016	300	334	TOTAL BONDS		$ 263,540
8.75%, 06/15/2030(b)	90	118		Principal
Embarq Corp				Amount
7.08%, 06/01/2016	100	114	MUNICIPAL BONDS - 0.81%	(000's)	Value (000's)
France Telecom SA			California - 0.29%
4.38%, 07/08/2014	300	323	Bay Area Toll Authority
8.50%, 03/01/2031(b)	50	68
			6.26%, 04/01/2049	$ 400	$ 405
Harris Corp			East Bay Municipal Utility District
4.40%, 12/15/2020	200	201	5.87%, 06/01/2040	120	120
Qwest Corp			Los Angeles Unified School District/CA
8.38%, 05/01/2016	80	96	5.75%, 07/01/2034	325	305
8.88%, 03/15/2012(b)	150	161
			5.76%, 07/01/2029	200	193

See accompanying notes.

34

     Schedule of Investments Bond Market Index Fund February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)			Ohio - 0.05%
Los Angeles Unified School District/CA			American Municipal Power-Ohio Inc
(continued)			7.50%, 02/15/2050	$ 300	$ 313
6.76%, 07/01/2034	$ 130	$ 137	Ohio State University/The
San Diego County Water Authority			4.91%, 06/01/2040	100	92
6.14%, 05/01/2049	40	40			$ 405
State of California			Texas - 0.13%
5.65%, 04/01/2039(b)	100	103	Dallas Convention Center Hotel Development
6.65%, 03/01/2022	300	322	Corp
7.30%, 10/01/2039	100	105	7.09%, 01/01/2042	180	181
7.60%, 11/01/2040	200	217	Dallas County Hospital District
7.63%, 03/01/2040	200	218	5.62%, 08/15/2044	200	202
University of California			Dallas Independent School District PSF-GTD
6.55%, 05/15/2048	200	198	6.45%, 02/15/2035	200	212
		$ 2,363	State of Texas
Connecticut - 0.01%			4.68%, 04/01/2040	100	89
State of Connecticut			5.52%, 04/01/2039	300	307
5.85%, 03/15/2032	100	104			$ 991
			Washington - 0.01%
Georgia - 0.06%			State of Washington
Municipal Electric Authority of Georgia			5.09%, 08/01/2033	90	86
6.64%, 04/01/2057	200	201
State of Georgia			TOTAL MUNICIPAL BONDS		$ 6,652
4.50%, 11/01/2025	300	300		Principal
		$ 501	U.S. GOVERNMENT & GOVERNMENT	Amount
Illinois - 0.05%			AGENCY OBLIGATIONS - 64.28%	(000's)	Value (000's)
Chicago Transit Authority			Federal Home Loan Mortgage Corporation (FHLMC) - 9.59%
6.20%, 12/01/2040	40	37	3.50%, 10/01/2025(d)	$ 298	$ 299
6.90%, 12/01/2040	200	193	3.50%, 10/01/2025(d)	400	402
County of Cook IL			3.50%, 11/01/2025(d)	395	396
6.23%, 11/15/2034	100	96	3.50%, 11/01/2025(d)	100	100
State of Illinois			3.50%, 11/01/2025(d)	298	299
4.95%, 06/01/2023	125	111	3.50%, 01/01/2026(d)	396	397
5.10%, 06/01/2033	150	120	4.00%, 06/01/2014(d)	220	226
		$ 557	4.00%, 04/01/2019(d)	437	458
Kansas - 0.01%			4.00%, 12/01/2024(d)	174	180
Kansas State Department of Transportation			4.00%, 02/01/2025(d)	463	476
4.60%, 09/01/2035	70	63	4.00%, 03/01/2025(d)	285	294
			4.00%, 04/01/2025(d)	430	442
Nevada - 0.05%			4.00%, 06/01/2025(d)	483	497
County of Clark NV			4.00%, 07/01/2025(d)	238	245
6.82%, 07/01/2045	100	99	4.00%, 08/01/2025(d)	333	345
6.88%, 07/01/2042	285	284	4.00%, 08/01/2025(d)	297	305
		$ 383	4.00%, 09/01/2025(d)	154	158
New Jersey - 0.06%			4.00%, 07/01/2039(d)	388	383
New Jersey Economic Development			4.00%, 09/01/2039(d)	215	212
Authority AGM			4.00%, 12/01/2039(d)	542	534
0.00%, 02/15/2023(c)	200	89	4.00%, 12/01/2039(d)	281	277
New Jersey State Turnpike Authority			4.00%, 01/01/2040(d)	419	413
7.10%, 01/01/2041	300	325	4.00%, 03/01/2040(d)	373	368
New Jersey Transportation Trust Fund Authority			4.00%, 09/01/2040(d)	496	489
6.56%, 12/15/2040	50	52	4.00%, 10/01/2040(d)	994	980
		$ 466	4.00%, 10/01/2040(d)	397	391
New York - 0.09%			4.00%, 12/01/2040(d)	499	492
Metropolitan Transportation Authority			4.00%, 12/01/2040(d)	1,095	1,080
6.55%, 11/15/2031	130	130	4.00%, 12/01/2040(d)	596	587
6.65%, 11/15/2039	100	102	4.00%, 12/01/2040(d)	500	492
6.81%, 11/15/2040	100	104	4.50%, 11/01/2018(d)	415	437
New York City Municipal Water Finance			4.50%, 04/01/2019(d)	400	423
Authority			4.50%, 04/01/2023(d)	308	323
5.72%, 06/15/2042	100	98	4.50%, 01/01/2024(d)	227	238
New York State Dormitory Authority			4.50%, 01/01/2024(d)	528	557
5.60%, 03/15/2040	100	94	4.50%, 07/01/2024(d)	263	277
Port Authority of New York & New Jersey GO OF			4.50%, 09/01/2024(d)	421	443
AUTH			4.50%, 09/01/2024(d)	401	423
6.04%, 12/01/2029	200	205	4.50%, 05/01/2025(d)	432	453
		$ 733	4.50%, 02/01/2030(d)	442	458
			4.50%, 08/01/2030(d)	350	362
			4.50%, 08/01/2036(d)	555	569
			4.50%, 02/01/2039(d)	2,024	2,063

See accompanying notes.

35

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 03/01/2039(d)	$ 817	$ 835	5.50%, 07/01/2036(d)	$ 717	$ 772
4.50%, 10/01/2039(d)	951	974	5.50%, 07/01/2037(d)	129	137
4.50%, 12/01/2039(d)	1,181	1,209	5.50%, 07/01/2037(d)	566	605
4.50%, 02/01/2040(d)	253	258	5.50%, 11/01/2037(d)	400	428
4.50%, 02/01/2040(d)	935	957	5.50%, 04/01/2038(d)	141	151
4.50%, 02/01/2040(d)	941	963	5.50%, 04/01/2038(d)	121	130
4.50%, 04/01/2040(d)	1,458	1,487	5.50%, 05/01/2038(d)	297	319
4.50%, 05/01/2040(d)	958	978	5.50%, 05/01/2038(d)	160	172
4.50%, 05/01/2040(d)	481	491	5.50%, 06/01/2038(d)	118	126
4.50%, 08/01/2040(d)	546	557	5.50%, 06/01/2038(d)	318	340
4.50%, 08/01/2040(d)	921	939	5.50%, 07/01/2038(d)	798	856
4.50%, 08/01/2040(d)	559	570	5.50%, 07/01/2038(d)	217	232
4.50%, 08/01/2040(d)	487	497	5.50%, 10/01/2038(d)	208	222
4.50%, 08/01/2040(d)	1,407	1,437	5.50%, 11/01/2038(d)	341	364
4.50%, 09/01/2040(d)	458	467	5.50%, 04/01/2039(d)	902	968
4.50%, 09/01/2040(d)	296	302	5.50%, 01/01/2040(d)	668	717
4.50%, 03/01/2041(d),(e)	1,000	1,018	5.65%, 06/01/2037(b),(d)	366	389
4.96%, 06/01/2038(b),(d)	186	197	5.76%, 02/01/2037(b),(d)	104	110
5.00%, 12/01/2012(d)	304	323	6.00%, 08/01/2014(d)	2	2
5.00%, 05/01/2018(d)	159	171	6.00%, 07/01/2017(d)	7	8
5.00%, 08/01/2018(d)	277	297	6.00%, 05/01/2021(d)	123	134
5.00%, 04/01/2019(d)	196	210	6.00%, 11/01/2022(d)	142	155
5.00%, 09/01/2022(d)	318	338	6.00%, 02/01/2027(d)	380	413
5.00%, 06/01/2023(d)	200	212	6.00%, 06/01/2029(d)	4	4
5.00%, 07/01/2023(d)	182	193	6.00%, 07/01/2029(d)	13	14
5.00%, 07/01/2024(d)	266	282	6.00%, 07/01/2029(d)	28	31
5.00%, 02/01/2030(d)	188	198	6.00%, 02/01/2031(d)	30	34
5.00%, 03/01/2030(d)	133	140	6.00%, 12/01/2031(d)	90	99
5.00%, 08/01/2033(d)	343	362	6.00%, 01/01/2032(d)	588	648
5.00%, 08/01/2033(d)	1,274	1,345	6.00%, 06/01/2034(d)	828	913
5.00%, 09/01/2033(d)	820	865	6.00%, 08/01/2034(d)	152	167
5.00%, 03/01/2034(d)	339	358	6.00%, 05/01/2036(d)	915	1,002
5.00%, 04/01/2034(d)	865	913	6.00%, 06/01/2036(d)	811	888
5.00%, 05/01/2034(d)	632	667	6.00%, 02/01/2037(d)	101	110
5.00%, 08/01/2035(d)	203	214	6.00%, 11/01/2037(d)	798	868
5.00%, 08/01/2035(d)	353	372	6.00%, 12/01/2037(d)	161	175
5.00%, 09/01/2035(d)	563	593	6.00%, 01/01/2038(d)	180	196
5.00%, 10/01/2035(d)	699	736	6.00%, 01/01/2038(b),(d)	110	121
5.00%, 12/01/2035(d)	768	809	6.00%, 01/01/2038(d)	517	566
5.00%, 04/01/2036(d)	115	121	6.00%, 05/01/2038(d)	585	641
5.00%, 08/01/2036(d)	880	924	6.00%, 07/01/2038(d)	283	309
5.00%, 04/01/2038(b),(d)	111	118	6.00%, 07/01/2038(d)	586	638
5.00%, 03/01/2039(d)	762	801	6.00%, 08/01/2038(d)	342	374
5.00%, 07/01/2039(d)	772	813	6.00%, 09/01/2038(d)	449	491
5.00%, 10/01/2039(d)	706	743	6.00%, 12/01/2039(d)	141	154
5.00%, 01/01/2040(d)	1,258	1,322	6.50%, 03/01/2015(d)	2	2
5.00%, 03/01/2040(d)	252	264	6.50%, 12/01/2015(d)	3	3
5.00%, 07/01/2040(d)	1,037	1,086	6.50%, 06/01/2017(d)	106	115
5.00%, 07/01/2040(d)	891	934	6.50%, 04/01/2028(d)	5	6
5.00%, 08/01/2040(d)	487	510	6.50%, 03/01/2029(d)	25	29
5.45%, 06/01/2037(b),(d)	164	174	6.50%, 05/01/2031(d)	35	40
5.50%, 10/01/2016(d)	165	178	6.50%, 06/01/2031(d)	1	2
5.50%, 02/01/2017(d)	246	265	6.50%, 06/01/2031(d)	9	10
5.50%, 01/01/2018(d)	375	406	6.50%, 10/01/2031(d)	6	7
5.50%, 01/01/2018(d)	74	80	6.50%, 02/01/2032(d)	5	5
5.50%, 01/01/2022(d)	203	219	6.50%, 05/01/2032(d)	9	10
5.50%, 12/01/2032(d)	703	758	6.50%, 05/01/2032(d)	15	17
5.50%, 03/01/2033(d)	92	99	6.50%, 04/01/2035(d)	34	39
5.50%, 12/01/2033(d)	46	49	6.50%, 09/01/2036(d)	190	213
5.50%, 01/01/2034(d)	400	431	6.50%, 08/01/2037(d)	138	154
5.50%, 01/01/2034(d)	1,643	1,772	6.50%, 10/01/2037(d)	300	341
5.50%, 03/01/2034(d)	780	841	6.50%, 11/01/2037(d)	396	444
5.50%, 10/01/2034(d)	41	44	6.50%, 12/01/2037(d)	65	73
5.50%, 10/01/2034(d)	350	377	6.50%, 02/01/2038(d)	69	78
5.50%, 02/01/2035(d)	27	29	6.50%, 09/01/2038(d)	556	622
5.50%, 03/01/2035(d)	426	458	6.50%, 10/01/2038(d)	82	92
5.50%, 11/01/2035(d)	747	804	6.50%, 01/01/2039(d)	359	400
5.50%, 05/01/2036(d)	176	189	7.00%, 10/01/2029(d)	9	10
5.50%, 05/01/2036(d)	690	744	7.00%, 11/01/2030(d)	3	3

See accompanying notes.

36

     Schedule of Investments Bond Market Index Fund February 28, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 12/01/2030(d)	$ 3 $	3	4.00%, 10/01/2040(d)	$ 970	$ 957
7.00%, 01/01/2031(d)	2	3	4.00%, 10/01/2040(d)	195	193
7.00%, 09/01/2031(d)	67	77	4.00%, 10/01/2040(d)	492	486
7.00%, 01/01/2032(d)	6	7	4.00%, 10/01/2040(d)	297	293
7.00%, 09/01/2038(d)	200	228	4.00%, 10/01/2040(d)	482	476
7.50%, 04/01/2015(d)	1	1	4.00%, 11/01/2040(d)	349	345
7.50%, 10/01/2015(d)	1	1	4.00%, 12/01/2040(d)	1,092	1,078
7.50%, 12/01/2015(d)	5	5	4.00%, 12/01/2040(d)	299	295
7.50%, 07/01/2029(d)	192	221	4.00%, 12/01/2040(d)	599	591
7.50%, 01/01/2030(d)	4	5	4.00%, 01/01/2041(d)	946	934
7.50%, 02/01/2030(d)	1	1	4.00%, 02/01/2041(d)	599	591
7.50%, 07/01/2030(d)	1	1	4.00%, 03/01/2041(d),(e)	500	493
7.50%, 08/01/2030(d)	1	1	4.50%, 02/01/2018(d)	738	782
7.50%, 10/01/2030(d)	17	19	4.50%, 05/01/2019(d)	972	1,027
7.50%, 12/01/2030(d)	1	1	4.50%, 09/01/2020(d)	163	172
8.00%, 11/01/2030(d)	1	1	4.50%, 05/01/2022(d)	460	486
	$ 78,013		4.50%, 04/01/2024(d)	100	105
Federal National Mortgage Association (FNMA) - 15.93%			4.50%, 04/01/2024(d)	103	108
3.13%, 06/01/2040(b),(d)	378	385	4.50%, 11/01/2024(d)	304	319
3.24%, 12/01/2039(b),(d)	579	595	4.50%, 12/01/2024(d)	292	306
3.25%, 07/01/2040(b),(d)	919	940	4.50%, 12/01/2024(d)	395	418
3.32%, 12/01/2040(b),(d)	497	506	4.50%, 02/01/2025(d)	481	505
3.38%, 03/01/2040(b),(d)	409	420	4.50%, 02/01/2025(d)	283	297
3.46%, 01/01/2040(b),(d)	466	476	4.50%, 04/01/2025(d)	85	90
3.50%, 08/01/2025(d)	482	484	4.50%, 04/01/2025(d)	29	30
3.50%, 10/01/2025(d)	390	391	4.50%, 07/01/2029(d)	103	107
3.50%, 11/01/2025(d)	400	401	4.50%, 02/01/2030(d)	425	441
3.50%, 12/01/2025(d)	495	497	4.50%, 04/01/2030(d)	146	151
3.50%, 12/01/2025(d)	498	499	4.50%, 09/01/2030(d)	372	386
3.50%, 01/01/2026(d)	400	401	4.50%, 01/01/2031(d)	299	310
3.50%, 01/01/2031(d)	200	194	4.50%, 08/01/2033(d)	756	779
3.50%, 10/01/2040(d)	199	188	4.50%, 08/01/2033(d)	367	379
3.50%, 12/01/2040(d)	596	564	4.50%, 01/01/2036(d)	58	59
3.50%, 01/01/2041(d)	400	378	4.50%, 03/01/2036(d)	103	105
3.57%, 08/01/2040(b),(d)	432	442	4.50%, 01/01/2039(d)	232	236
3.71%, 02/01/2040(b),(d)	654	679	4.50%, 02/01/2039(d)	597	609
4.00%, 05/01/2024(d)	464	479	4.50%, 04/01/2039(d)	414	423
4.00%, 09/01/2024(d)	225	232	4.50%, 04/01/2039(d)	926	947
4.00%, 11/01/2024(d)	166	171	4.50%, 04/01/2039(d)	889	912
4.00%, 03/01/2025(d)	443	456	4.50%, 06/01/2039(d)	483	494
4.00%, 04/01/2025(d)	170	175	4.50%, 06/01/2039(d)	1,114	1,140
4.00%, 05/01/2025(d)	288	297	4.50%, 07/01/2039(d)	476	486
4.00%, 05/01/2025(d)	117	121	4.50%, 07/01/2039(d)	973	995
4.00%, 05/01/2025(d)	483	497	4.50%, 08/01/2039(d)	482	492
4.00%, 05/01/2025(d)	542	558	4.50%, 12/01/2039(d)	947	970
4.00%, 05/01/2025(d)	200	206	4.50%, 12/01/2039(d)	906	926
4.00%, 06/01/2025(d)	265	273	4.50%, 12/01/2039(d)	482	492
4.00%, 06/01/2025(d)	348	358	4.50%, 01/01/2040(d)	1,070	1,096
4.00%, 08/01/2025(d)	471	484	4.50%, 02/01/2040(d)	722	739
4.00%, 11/01/2025(d)	604	621	4.50%, 02/01/2040(d)	472	483
4.00%, 11/01/2025(d)	695	715	4.50%, 03/01/2040(d)	876	894
4.00%, 04/01/2029(d)	331	334	4.50%, 04/01/2040(d)	1,559	1,591
4.00%, 10/01/2030(d)	483	486	4.50%, 05/01/2040(d)	483	492
4.00%, 12/01/2030(d)	593	597	4.50%, 05/01/2040(d)	491	502
4.00%, 02/01/2031(d)	400	403	4.50%, 05/01/2040(d)	479	490
4.00%, 03/01/2039(d)	613	605	4.50%, 07/01/2040(d)	491	502
4.00%, 05/01/2039(d)	36	36	4.50%, 08/01/2040(d)	958	978
4.00%, 08/01/2039(d)	673	665	4.50%, 09/01/2040(d)	934	953
4.00%, 08/01/2039(d)	93	92	4.50%, 09/01/2040(d)	473	483
4.00%, 10/01/2039(d)	173	170	4.50%, 09/01/2040(d)	466	475
4.00%, 11/01/2039(d)	491	485	4.50%, 10/01/2040(d)	1,280	1,306
4.00%, 11/01/2039(d)	198	195	4.50%, 03/01/2041(d),(e)	500	510
4.00%, 12/01/2039(d)	372	367	4.56%, 04/01/2038(b),(d)	195	205
4.00%, 02/01/2040(d)	23	23	5.00%, 04/01/2014(d)	101	107
4.00%, 02/01/2040(d)	772	762	5.00%, 12/01/2017(d)	100	107
4.00%, 05/01/2040(d)	535	528	5.00%, 04/01/2018(d)	10	11
4.00%, 05/01/2040(d)	196	194	5.00%, 11/01/2018(d)	76	81
4.00%, 08/01/2040(d)	298	294	5.00%, 06/01/2019(d)	492	527
4.00%, 10/01/2040(d)	496	490	5.00%, 07/01/2019(d)	580	622

See accompanying notes.

37

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 11/01/2021(d)	$ 235	$ 252	5.50%, 09/01/2036(d)	$ 1,358	$ 1,464
5.00%, 02/01/2023(d)	224	238	5.50%, 11/01/2036(d)	499	535
5.00%, 07/01/2023(d)	59	63	5.50%, 11/01/2036(d)	317	340
5.00%, 12/01/2023(d)	154	165	5.50%, 01/01/2037(d)	644	693
5.00%, 01/01/2024(d)	926	996	5.50%, 02/01/2037(d)	31	33
5.00%, 07/01/2024(d)	217	232	5.50%, 02/01/2037(d)	782	841
5.00%, 03/01/2030(d)	524	553	5.50%, 05/01/2037(d)	426	458
5.00%, 08/01/2030(d)	573	604	5.50%, 07/01/2037(d)	216	231
5.00%, 05/01/2033(d)	292	309	5.50%, 07/01/2037(d)	304	325
5.00%, 05/01/2033(d)	452	478	5.50%, 01/01/2038(d)	247	264
5.00%, 07/01/2033(d)	2,154	2,277	5.50%, 02/01/2038(d)	457	491
5.00%, 08/01/2033(d)	141	149	5.50%, 03/01/2038(d)	441	477
5.00%, 11/01/2033(d)	1,141	1,206	5.50%, 03/01/2038(d)	480	514
5.00%, 02/01/2034(d)	144	153	5.50%, 05/01/2038(d)	406	435
5.00%, 03/01/2034(d)	195	206	5.50%, 06/01/2038(d)	95	102
5.00%, 05/01/2034(d)	1,320	1,394	5.50%, 07/01/2038(d)	576	620
5.00%, 07/01/2035(d)	128	136	5.50%, 09/01/2038(d)	198	212
5.00%, 07/01/2035(d)	629	663	5.50%, 12/01/2038(d)	400	431
5.00%, 09/01/2035(d)	503	530	5.50%, 12/01/2038(d)	228	244
5.00%, 10/01/2035(d)	746	787	5.50%, 01/01/2039(d)	393	421
5.00%, 03/01/2036(d)	894	943	5.50%, 04/01/2039(d)	237	254
5.00%, 07/01/2037(d)	424	448	5.50%, 09/01/2039(d)	486	520
5.00%, 06/01/2038(d)	167	175	5.50%, 10/01/2039(d)	268	288
5.00%, 01/01/2039(d)	721	758	5.50%, 12/01/2039(d)	428	460
5.00%, 02/01/2039(d)	1,027	1,083	5.50%, 12/01/2039(d)	887	954
5.00%, 04/01/2039(d)	859	904	5.50%, 06/01/2040(d)	286	308
5.00%, 04/01/2039(d)	848	892	5.50%, 07/01/2040(d)	363	389
5.00%, 07/01/2039(d)	742	781	5.62%, 04/01/2037(b),(d)	177	188
5.00%, 10/01/2039(d)	708	745	5.96%, 10/01/2047(b),(d)	253	267
5.00%, 12/01/2039(d)	455	480	6.00%, 08/01/2012(d)	150	163
5.00%, 01/01/2040(d)	896	945	6.00%, 01/01/2014(d)	96	99
5.00%, 02/01/2040(d)	895	947	6.00%, 01/01/2016(d)	123	134
5.00%, 05/01/2040(d)	480	503	6.00%, 10/01/2016(d)	12	13
5.00%, 06/01/2040(d)	350	367	6.00%, 06/01/2017(d)	55	60
5.00%, 06/01/2040(d)	949	998	6.00%, 11/01/2017(d)	202	221
5.00%, 08/01/2040(d)	487	510	6.00%, 12/01/2032(d)	488	538
5.00%, 08/01/2040(d)	482	506	6.00%, 01/01/2033(d)	120	132
5.00%, 03/01/2041(d),(e)	5,000	5,235	6.00%, 10/01/2033(d)	113	124
5.43%, 01/01/2036(b),(d)	273	291	6.00%, 12/01/2033(d)	284	313
5.43%, 06/01/2037(b),(d)	587	619	6.00%, 10/01/2034(d)	506	557
5.50%, 05/01/2019(d)	130	141	6.00%, 12/01/2034(d)	253	278
5.50%, 01/01/2021(d)	109	118	6.00%, 01/01/2035(d)	712	781
5.50%, 05/01/2021(d)	175	189	6.00%, 07/01/2035(d)	831	916
5.50%, 10/01/2021(d)	122	132	6.00%, 07/01/2035(d)	2,117	2,320
5.50%, 11/01/2022(d)	230	249	6.00%, 10/01/2035(d)	663	728
5.50%, 02/01/2023(d)	267	292	6.00%, 05/01/2036(d)	132	144
5.50%, 07/01/2023(d)	205	223	6.00%, 05/01/2036(d)	91	100
5.50%, 12/01/2023(d)	183	198	6.00%, 06/01/2036(d)	505	551
5.50%, 06/01/2028(d)	292	314	6.00%, 02/01/2037(d)	284	310
5.50%, 09/01/2028(d)	103	111	6.00%, 03/01/2037(d)	409	446
5.50%, 12/01/2029(d)	413	444	6.00%, 06/01/2037(d)	389	424
5.50%, 04/01/2034(d)	876	944	6.00%, 07/01/2037(d)	199	217
5.50%, 05/01/2034(d)	881	950	6.00%, 10/01/2037(d)	99	108
5.50%, 06/01/2034(d)	37	40	6.00%, 11/01/2037(d)	20	21
5.50%, 11/01/2034(d)	752	811	6.00%, 11/01/2037(d)	183	199
5.50%, 01/01/2035(d)	885	954	6.00%, 01/01/2038(d)	426	464
5.50%, 01/01/2035(d)	142	153	6.00%, 01/01/2038(d)	403	439
5.50%, 03/01/2035(d)	388	418	6.00%, 02/01/2038(d)	161	176
5.50%, 04/01/2035(d)	42	45	6.00%, 03/01/2038(d)	181	198
5.50%, 08/01/2035(d)	221	237	6.00%, 05/01/2038(d)	61	67
5.50%, 09/01/2035(d)	95	102	6.00%, 05/01/2038(d)	38	42
5.50%, 10/01/2035(d)	75	80	6.00%, 05/01/2038(d)	37	40
5.50%, 10/01/2035(d)	56	61	6.00%, 05/01/2038(d)	385	419
5.50%, 01/01/2036(d)	140	151	6.00%, 08/01/2038(d)	568	621
5.50%, 04/01/2036(d)	63	67	6.00%, 09/01/2038(d)	1,028	1,119
5.50%, 04/01/2036(d)	840	906	6.00%, 12/01/2038(d)	278	304
5.50%, 07/01/2036(d)	500	539	6.50%, 12/01/2016(d)	290	318
5.50%, 08/01/2036(d)	782	841	6.50%, 07/01/2020(d)	121	129
5.50%, 09/01/2036(d)	580	625	6.50%, 12/01/2031(d)	7	8

See accompanying notes.

38

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 03/01/2032(d)	$ 37	$ 41	5.00%, 07/15/2039	$ 493 $	527
6.50%, 07/01/2032(d)	122	138	5.00%, 07/15/2039	469	506
6.50%, 11/01/2033(d)	141	159	5.00%, 08/15/2039	455	489
6.50%, 08/01/2034(d)	373	423	5.00%, 09/15/2039	325	346
6.50%, 09/01/2034(d)	382	430	5.00%, 09/15/2039	468	501
6.50%, 10/01/2034(d)	90	102	5.00%, 09/15/2039	462	496
6.50%, 07/01/2037(d)	190	215	5.00%, 11/15/2039	468	505
6.50%, 07/01/2037(d)	123	139	5.00%, 02/15/2040	470	507
6.50%, 02/01/2038(d)	121	136	5.00%, 02/15/2040	479	516
6.50%, 03/01/2038(d)	1,181	1,319	5.00%, 04/15/2040	384	411
6.50%, 03/01/2038(d)	74	84	5.00%, 05/15/2040	470	500
6.50%, 05/01/2038(d)	286	319	5.00%, 05/15/2040	485	519
6.50%, 09/01/2038(d)	249	278	5.00%, 06/15/2040	493	527
6.50%, 10/01/2039(d)	470	525	5.00%, 06/15/2040	281	299
7.00%, 12/01/2037(d)	466	532	5.00%, 06/20/2040	931	990
7.00%, 12/01/2037(d)	510	582	5.00%, 07/15/2040	460	490
7.50%, 05/01/2031(d)	117	135	5.00%, 07/20/2040	950	1,012
		$ 129,592	5.00%, 01/20/2041	500	532
Government National Mortgage Association (GNMA) - 6.41%			5.50%, 06/15/2014	9	10
2.50%, 11/20/2040	499	506	5.50%, 01/15/2024	182	197
2.50%, 12/20/2040	299	295	5.50%, 04/15/2034	185	202
3.50%, 12/15/2025	199	203	5.50%, 07/15/2034	148	162
3.50%, 07/20/2040	288	296	5.50%, 11/15/2034	883	963
4.00%, 08/15/2024	376	393	5.50%, 02/15/2035	411	447
4.00%, 12/15/2024	371	387	5.50%, 03/15/2036	354	384
4.00%, 11/15/2025	199	208	5.50%, 04/15/2036	376	408
4.00%, 06/15/2039	174	174	5.50%, 12/15/2036	240	262
4.00%, 07/20/2040	583	585	5.50%, 04/15/2037	493	535
4.00%, 08/15/2040	395	396	5.50%, 06/15/2038	403	441
4.00%, 09/15/2040	498	500	5.50%, 01/15/2039	457	500
4.00%, 09/15/2040	497	499	5.50%, 01/15/2039	1,259	1,378
4.00%, 10/15/2040	499	501	5.50%, 05/15/2039	148	161
4.00%, 11/15/2040	598	600	5.50%, 12/15/2039	679	737
4.00%, 11/20/2040	399	400	5.50%, 07/20/2040	488	527
4.00%, 01/15/2041	499	501	6.00%, 07/20/2028	2	2
4.00%, 01/15/2041	499	501	6.00%, 07/15/2032	17	19
4.50%, 06/15/2034	19	20	6.00%, 12/15/2032	18	20
4.50%, 05/15/2039	632	661	6.00%, 10/15/2034	482	533
4.50%, 06/15/2039	1,424	1,482	6.00%, 04/15/2036	200	221
4.50%, 07/15/2039	436	451	6.00%, 04/15/2037	817	901
4.50%, 11/15/2039	441	456	6.00%, 11/20/2037	497	546
4.50%, 11/15/2039	2,432	2,526	6.00%, 08/15/2038	412	458
4.50%, 12/15/2039	842	876	6.00%, 09/15/2039	693	769
4.50%, 01/15/2040	950	988	6.00%, 09/15/2039	881	977
4.50%, 02/15/2040	179	185	6.50%, 05/15/2023	5	6
4.50%, 02/15/2040	384	398	6.50%, 10/20/2028	11	12
4.50%, 02/15/2040	187	194	6.50%, 05/20/2029	8	9
4.50%, 02/15/2040	571	590	6.50%, 02/20/2032	5	6
4.50%, 02/15/2040	417	432	6.50%, 05/20/2032	67	76
4.50%, 03/15/2040	986	1,021	6.50%, 05/15/2037	515	583
4.50%, 05/15/2040	442	458	6.50%, 08/20/2038	388	435
4.50%, 06/15/2040	575	595	6.50%, 09/15/2038	416	471
4.50%, 06/15/2040	498	516	7.00%, 01/15/2028	8	9
4.50%, 07/15/2040	496	513	7.00%, 03/15/2029	17	20
4.50%, 08/15/2040	574	598	7.00%, 07/15/2031	11	13
4.50%, 08/15/2040	682	706	8.00%, 08/20/2029	2	2
4.50%, 08/15/2040	499	516		$ 52,160
4.50%, 08/15/2040	822	851	U.S. Treasury - 32.35%
4.50%, 09/15/2040	845	875	0.38%, 08/31/2012	1,500	1,498
4.50%, 12/15/2040	399	413	0.38%, 09/30/2012	1,500	1,497
4.50%, 01/20/2041	700	724	0.38%, 10/31/2012	1,000	997
5.00%, 08/15/2033	883	945	0.50%, 11/30/2012	1,000	999
5.00%, 02/15/2034	1,038	1,111	0.50%, 10/15/2013	1,000	988
5.00%, 10/15/2038	485	516	0.50%, 11/15/2013	1,000	986
5.00%, 05/15/2039	263	280	0.63%, 06/30/2012	1,250	1,254
5.00%, 06/15/2039	476	514	0.63%, 07/31/2012	3,100	3,109
5.00%, 06/15/2039	441	474	0.63%, 12/31/2012	500	500
5.00%, 06/20/2039	785	836	0.63%, 01/31/2013	1,500	1,499
5.00%, 07/15/2039	390	419	0.75%, 05/31/2012	2,620	2,633

See accompanying notes.

39

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
0.75%, 08/15/2013	$ 1,700	$ 1,694	2.75%, 02/15/2019	$ 3,000	$ 2,941
0.75%, 12/15/2013	2,000	1,983	2.88%, 01/31/2013	300	313
0.88%, 02/29/2012	3,700	3,721	3.00%, 08/31/2016	1,000	1,035
1.00%, 03/31/2012	1,700	1,713	3.00%, 09/30/2016	841	869
1.00%, 04/30/2012	2,500	2,519	3.00%, 02/28/2017	1,500	1,541
1.00%, 07/15/2013	1,250	1,254	3.13%, 04/30/2013	750	789
1.00%, 01/15/2014	1,500	1,495	3.13%, 08/31/2013	1,100	1,161
1.13%, 12/15/2012	2,117	2,136	3.13%, 09/30/2013	1,100	1,161
1.13%, 06/15/2013	2,000	2,014	3.13%, 10/31/2016	5,450	5,661
1.25%, 08/31/2015	1,500	1,457	3.13%, 01/31/2017	2,600	2,692
1.25%, 09/30/2015	2,200	2,132	3.13%, 04/30/2017	1,950	2,013
1.25%, 10/31/2015	1,500	1,450	3.13%, 05/15/2019	2,270	2,277
1.38%, 02/15/2012	1,000	1,010	3.25%, 05/31/2016	1,000	1,051
1.38%, 03/15/2012	1,000	1,011	3.25%, 06/30/2016	1,000	1,050
1.38%, 04/15/2012	4,000	4,047	3.25%, 07/31/2016	1,000	1,049
1.38%, 05/15/2012	1,900	1,923	3.25%, 12/31/2016	1,304	1,360
1.38%, 09/15/2012	1,560	1,581	3.25%, 03/31/2017	2,100	2,185
1.38%, 10/15/2012	1,301	1,319	3.38%, 11/30/2012	950	997
1.38%, 11/15/2012	693	703	3.38%, 06/30/2013	550	583
1.38%, 01/15/2013	1,500	1,521	3.38%, 07/31/2013	500	531
1.38%, 02/15/2013	4,500	4,562	3.38%, 11/15/2019	3,000	3,042
1.38%, 03/15/2013	2,000	2,027	3.50%, 05/31/2013	900	955
1.38%, 05/15/2013	2,750	2,786	3.50%, 02/15/2018	950	993
1.38%, 11/30/2015	1,500	1,456	3.50%, 05/15/2020	3,400	3,456
1.50%, 07/15/2012	750	762	3.50%, 02/15/2039	1,020	858
1.50%, 12/31/2013	2,550	2,579	3.63%, 12/31/2012	300	317
1.75%, 08/15/2012	2,000	2,038	3.63%, 05/15/2013	1,400	1,489
1.75%, 04/15/2013	2,000	2,042	3.63%, 08/15/2019	1,900	1,971
1.75%, 01/31/2014	900	916	3.63%, 02/15/2020	3,050	3,141
1.75%, 03/31/2014	800	813	3.75%, 11/15/2018	2,200	2,322
1.75%, 07/31/2015	1,500	1,493	3.88%, 10/31/2012	1,500	1,584
1.88%, 06/15/2012	1,000	1,019	3.88%, 02/15/2013	1,500	1,595
1.88%, 02/28/2014	2,000	2,042	3.88%, 05/15/2018	700	748
1.88%, 04/30/2014	1,800	1,836	3.88%, 08/15/2040	2,300	2,065
1.88%, 06/30/2015	2,000	2,004	4.00%, 11/15/2012	500	529
1.88%, 08/31/2017	3,000	2,854	4.00%, 02/15/2014	1,000	1,085
1.88%, 09/30/2017	500	475	4.00%, 02/15/2015	1,850	2,020
1.88%, 10/31/2017	1,500	1,421	4.00%, 08/15/2018	2,740	2,946
2.00%, 11/30/2013	1,000	1,026	4.13%, 05/15/2015	1,750	1,920
2.00%, 01/31/2016	1,000	995	4.25%, 09/30/2012	300	318
2.13%, 11/30/2014	2,100	2,145	4.25%, 08/15/2013	1,000	1,082
2.13%, 05/31/2015	1,950	1,978	4.25%, 11/15/2013	1,900	2,067
2.13%, 12/31/2015	2,000	2,006	4.25%, 08/15/2014	1,500	1,648
2.25%, 05/31/2014	1,500	1,546	4.25%, 11/15/2014	1,100	1,212
2.25%, 01/31/2015	2,165	2,216	4.25%, 08/15/2015	2,200	2,426
2.25%, 11/30/2017	1,500	1,453	4.25%, 11/15/2017	700	766
2.38%, 08/31/2014	1,500	1,548	4.25%, 05/15/2039	1,039	1,000
2.38%, 09/30/2014	1,700	1,754	4.25%, 11/15/2040	1,500	1,439
2.38%, 10/31/2014	2,700	2,784	4.38%, 08/15/2012	2,000	2,116
2.38%, 02/28/2015	1,600	1,644	4.38%, 02/15/2038	1,300	1,283
2.38%, 03/31/2016	1,500	1,515	4.38%, 11/15/2039	1,750	1,718
2.38%, 07/31/2017	900	885	4.38%, 05/15/2040	2,775	2,720
2.50%, 03/31/2013	2,000	2,074	4.50%, 03/31/2012	1,100	1,149
2.50%, 03/31/2015	1,800	1,858	4.50%, 04/30/2012	1,100	1,153
2.50%, 04/30/2015	2,000	2,061	4.50%, 11/15/2015	1,100	1,225
2.50%, 06/30/2017	900	894	4.50%, 02/15/2016	1,000	1,114
2.63%, 06/30/2014	1,180	1,230	4.50%, 05/15/2017	500	556
2.63%, 07/31/2014	3,000	3,126	4.50%, 02/15/2036	1,410	1,429
2.63%, 12/31/2014	3,060	3,179	4.50%, 05/15/2038	550	554
2.63%, 02/29/2016	1,000	1,023	4.50%, 08/15/2039	1,865	1,870
2.63%, 04/30/2016	500	510	4.63%, 11/15/2016	1,000	1,121
2.63%, 01/31/2018	1,500	1,483	4.63%, 02/15/2017	1,200	1,344
2.63%, 08/15/2020	2,085	1,960	4.63%, 02/15/2040	1,450	1,483
2.63%, 11/15/2020	2,000	1,871	4.75%, 05/15/2014	800	889
2.75%, 02/28/2013	1,000	1,041	4.75%, 08/15/2017	1,150	1,296
2.75%, 10/31/2013	525	549	4.75%, 02/15/2037	750	788
2.75%, 11/30/2016	939	955	4.88%, 02/15/2012	2,750	2,871
2.75%, 05/31/2017	1,000	1,009	4.88%, 08/15/2016	900	1,020
2.75%, 12/31/2017	1,500	1,498	5.00%, 05/15/2037	600	655

See accompanying notes.

40

Schedule of Investments
Bond Market Index Fund
February 28, 2011 (unaudited)

			(a)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
	Principal		registration, normally to qualified institutional buyers. Unless otherwise
U.S. GOVERNMENT & GOVERNMENT	Amount		indicated, these securities are not considered illiquid. At the end of the
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	period, the value of these securities totaled $3,296 or 0.41% of net assets.
U.S. Treasury (continued)			(b)	Variable Rate. Rate shown is in effect at February 28, 2011.
5.13%, 05/15/2016	$ 900	$ 1,031	(c) Non-Income Producing Security
5.25%, 11/15/2028	1,050	1,189	(d)	This entity was put into conservatorship by the US Government in 2008.
5.25%, 02/15/2029	650	736	See Notes to Financial Statements for additional information.
5.38%, 02/15/2031	1,150	1,322	(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
5.50%, 08/15/2028	585	681	Notes to Financial Statements for additional information.
6.00%, 02/15/2026	405	496
6.13%, 11/15/2027	1,350	1,678
6.13%, 08/15/2029	485	605
6.25%, 05/15/2030	1,575	1,996	Unrealized Appreciation (Depreciation)
6.38%, 08/15/2027	700	892	The net federal income tax unrealized appreciation (depreciation) and federal tax
6.50%, 11/15/2026	900	1,157	cost of investments held as of the period end were as follows:
6.63%, 02/15/2027	400	521
6.88%, 08/15/2025	425	563	Unrealized Appreciation	$ 9,140
7.13%, 02/15/2023	500	667	Unrealized Depreciation	(6,693)
7.25%, 05/15/2016	800	1,000	Net Unrealized Appreciation (Depreciation)	$ 2,447
7.25%, 08/15/2022	400	537	Cost for federal income tax purposes	$ 809,096
7.50%, 11/15/2016	600	765	All dollar amounts are shown in thousands (000's)
7.50%, 11/15/2024	300	416
7.63%, 11/15/2022	400	552	Portfolio Summary (unaudited)
7.63%, 02/15/2025	400	562	Sector	Percent
7.88%, 02/15/2021	500	692	Government	41 .55%
8.00%, 11/15/2021	1,050	1,474	Mortgage Securities	34 .35%
8.13%, 08/15/2019	400	552	Financial	10 .74%
8.13%, 05/15/2021	500	704	Consumer, Non-cyclical	2 .50%
8.75%, 05/15/2017	700	952	Communications	2 .43%
9.88%, 11/15/2015	250	340	Energy	1 .98%
10.63%, 08/15/2015	721	993	Utilities	1 .63%
		$ 263,264	Industrial	1 .31%
TOTAL U.S. GOVERNMENT &			Consumer, Cyclical	0 .80%
GOVERNMENT AGENCY OBLIGATIONS		$ 523,029	Basic Materials	0 .77%
	Maturity		Technology	0 .61%
	Amount		Revenue	0 .38%
REPURCHASE AGREEMENTS - 2.25%	(000's)	Value (000's)	General Obligation	0 .36%
Banks - 2.25%			Asset Backed Securities	0 .25%
Investment in Joint Trading Account; Credit Suisse $	3,600	$ 3,600	Insured	0 .07%
Repurchase Agreement; 0.18% dated			Other Assets in Excess of Liabilities, Net	0 .27%
02/28/11 maturing 03/01/11 (collateralized by			TOTAL NET ASSETS	100.00%
US Treasury Note; $3,671,551; 0.63%; dated
02/28/13)
Investment in Joint Trading Account; Deutsche	4,612	4,612
Bank Repurchase Agreement; 0.18% dated
02/28/11 maturing 03/01/11 (collateralized by
Sovereign Agency Issues; $4,704,176; 0.00%
- 6.07%; dated 05/04/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	1,969	1,968
Repurchase Agreement; 0.15% dated
02/28/11 maturing 03/01/11 (collateralized by
US Treasury Notes; $2,007,880; 1.23% -
2.75%; dated 01/15/12 - 10/31/13)
Investment in Joint Trading Account; Merrill	5,217	5,217
Lynch Repurchase Agreement; 0.17% dated
02/28/11 maturing 03/01/11 (collateralized by
Sovereign Agency Issues; $5,321,822; 0.00%
- 5.13%; dated 03/10/11 - 03/14/36)
Investment in Joint Trading Account; Morgan	2,925	2,925
Stanley Repurchase Agreement; 0.16% dated
02/28/11 maturing 03/01/11 (collateralized by
Sovereign Agency Issues; $2,983,136; 0.00%
- 6.79%; dated 07/27/11 - 07/15/29)
		$ 18,322
TOTAL REPURCHASE AGREEMENTS		$ 18,322
Total Investments		$ 811,543
Other Assets in Excess of Liabilities, Net - 0.27%		$ 2,159
TOTAL NET ASSETS - 100.00%		$ 813,702

See accompanying notes.

41

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

COMMON STOCKS - 45.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.06%			Oil & Gas - 6.93%
Adecoagro SA (a)	27,015 $	329	Advantage Oil & Gas Ltd (a)	28,873 $	226
			Anadarko Petroleum Corp	20,112	1,646
Chemicals - 0.08%			Apache Corp	11,101	1,383
Potash Corp of Saskatchewan Inc	7,080	436	Bankers Petroleum Ltd (a)	67,069	651
			BG Group PLC	48,539	1,181
Coal - 0.38%			Brigham Exploration Co (a)	14,627	535
Alpha Natural Resources Inc (a)	25,376	1,376	Cabot Oil & Gas Corp	21,781	994
Consol Energy Inc	15,805	801	Cairn Energy PLC (a)	96,782	672
	$ 2,177		Canadian Natural Resources Ltd	19,657	989
Commercial Services - 0.22%			Carrizo Oil & Gas Inc (a)	14,635	545
Corrections Corp of America (a)	42,800	1,063	Cimarex Energy Co	9,309	1,081
PortX Operacoes Portuarias SA (a)	88,828	205	Cobalt International Energy Inc (a)	26,847	420
	$ 1,268		Concho Resources Inc/Midland TX (a)	19,209	2,046
Electrical Components & Equipment - 0.03%			Denbury Resources Inc (a)	33,283	806
Yingli Green Energy Holding Co Ltd ADR(a)	13,409	155	EOG Resources Inc	9,371	1,052
			Far East Energy Corp (a)	384,254	223
Energy - Alternate Sources - 0.07%			Forest Oil Corp (a)	21,916	778
Linc Energy Ltd	138,315	396	Frontier Oil Corp	32,238	899
			Helmerich & Payne Inc	12,663	823
Iron & Steel - 0.40%			Hess Corp	11,049	962
Cliffs Natural Resources Inc	18,736	1,819	Holly Corp	16,498	943
MMX Mineracao e Metalicos SA (a)	77,014	448	HRT Participacoes em Petroleo SA (a)	485	544
	$ 2,267		MEG Energy Corp (a),(b),(c),(d)	6,400	323
			MEG Energy Corp (a)	8,323	420
Lodging - 0.49%
Marriott International Inc/DE	21,600	847	Murphy Oil Corp	11,475	844
			Newfield Exploration Co (a)	13,994	1,019
Starwood Hotels & Resorts Worldwide Inc	31,800	1,943
	$ 2,790		Niko Resources Ltd	6,091	535
Metal Fabrication & Hardware - 0.13%			Noble Energy Inc	16,895	1,565
Tenaris SA ADR	16,715	759	Occidental Petroleum Corp	14,575	1,486
			OGX Petroleo e Gas Participacoes SA (a)	148,444	1,725
Mining - 4.81%			Oil Search Ltd	90,065	640
African Rainbow Minerals Ltd	27,100	822	Pacific Rubiales Energy Corp	51,915	1,740
Agnico-Eagle Mines Ltd	9,625	677	Patterson-UTI Energy Inc	13,760	376
			Petrohawk Energy Corp (a)	30,392	656
Alacer Gold Corp (a)	46,843	450
			QGEP Participacoes SA (a)	37,103	480
Alcoa Inc	20,007	337	Range Resources Corp	18,356	997

BHP Billiton Ltd ADR	9,029	854	Reliance Industries Ltd (c)	12,156	518
Cameco Corp	22,540	917	Rosetta Resources Inc (a)	20,939	950
Century Aluminum Co (a)	14,245	242
			Rowan Cos Inc (a)	16,622	709
Cia de Minas Buenaventura SA ADR	22,268	1,039	Southwestern Energy Co (a)	35,964	1,420
Detour Gold Corp (a)	13,001	423
Eldorado Gold Corp	67,185	1,145	Suncor Energy Inc	16,463	774
European Goldfields Ltd (a)	53,125	688	Talisman Energy Inc	41,536	1,031
			Whiting Petroleum Corp (a)	17,248	1,127
First Quantum Minerals Ltd	14,213	1,851
First Uranium Corp (a)	36,642	39	Woodside Petroleum Ltd	14,104	611
Freeport-McMoRan Copper & Gold Inc	35,456	1,877		$ 39,345
Fronteer Gold Inc (a)	38,497	567	Oil & Gas Services - 2.46%
Gabriel Resources Ltd (a)	52,279	434	Baker Hughes Inc	11,589	823
Goldcorp Inc	16,783	802	Cameron International Corp (a)	33,559	1,984
Hecla Mining Co (a)	76,487	776	Dresser-Rand Group Inc (a)	14,436	712
Highland Gold Mining Ltd (a)	11,030	33	Dril-Quip Inc (a)	23,250	1,783
			FMC Technologies Inc (a)	10,891	1,024
Impala Platinum Holdings Ltd ADR	24,821	731
Kinross Gold Corp	53,874	854	Halliburton Co	37,940	1,781
Nevsun Resources Ltd (a)	87,631	493	Integra Group Holdings (a)	59,164	212
			Key Energy Services Inc (a)	31,338	486
Newcrest Mining Ltd	18,775	725
Northern Dynasty Minerals Ltd (a)	34,314	607	Lufkin Industries Inc	4,889	382
Pan American Silver Corp	28,112	1,099	National Oilwell Varco Inc	24,748	1,969
Platinum Group Metals Ltd (a)	96,726	243	PAA Natural Gas Storage LP	11,393	278
Quadra FNX Mining Ltd (a)	18,067	264	Schlumberger Ltd	23,054	2,154
Randgold Resources Ltd ADR(a)	15,599	1,263	Targa Resources Corp	10,963	359
Rio Tinto PLC ADR	12,156	864		$ 13,947
Seabridge Gold Inc (a)	11,397	380	Pipelines - 9.95%
SEMAFO Inc (a)	100,061	1,048	Buckeye Partners LP	44,800	2,904
Silver Wheaton Corp	24,720	1,052	Chesapeake Midstream Partners LP	11,500	300
Southern Copper Corp	11,144	472	Copano Energy LLC	50,700	1,836
Sterlite Industries India Ltd ADR	50,655	747	DCP Midstream Partners LP	28,115	1,188
Tahoe Resources Inc (a)	12,735	208	Enbridge Energy Partners LP	26,000	1,743
Vale SA ADR	34,699	1,188	Energy Transfer Equity LP	59,100	2,375
Western Areas NL	29,198	196	Energy Transfer Partners LP	65,100	3,569
Xstrata PLC	40,679	929	Enterprise Products Partners LP	121,300	5,289
			Holly Energy Partners LP (b)	26,200	1,563
	$ 27,336
			Kinder Morgan Energy Partners LP	34,200	2,519

See accompanying notes.

42

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		CONVERTIBLE PREFERRED STOCKS -
Pipelines (continued)			0.20%	Shares Held Value (000's)
Kinder Morgan Inc/Delaware (a)	15,418 $	470	REITS - 0.20%
Kinder Morgan Management LLC (a)	17,481	1,147	Digital Realty Trust Inc	32,000 $	1,121
Magellan Midstream Partners LP	88,800	5,367
MarkWest Energy Partners LP	26,000	1,167	TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,121
Niska Gas Storage Partners LLC	21,600	437		Principal
NuStar Energy LP	37,700	2,645		Amount
ONEOK Partners LP	41,524	3,453	BONDS - 8.19%	(000's)	Value (000's)
Plains All American Pipeline LP	49,400	3,234	Finance - Mortgage Loan/Banker - 8.19%
Regency Energy Partners LP	86,100	2,391	Fannie Mae
Sunoco Logistics Partners LP (b)	33,220	2,940	0.28%, 08/23/2012(e)	$ 4,000	$ 4,001
Targa Resources Partners LP	50,750	1,738	0.28%, 11/23/2012(e)	2,000	2,000
TC Pipelines LP (b)	44,100	2,393	0.35%, 12/03/2012	4,000	4,002
Western Gas Partners LP	17,200	623	Federal Farm Credit Bank
Williams Partners LP	100,600	5,217	0.21%, 12/07/2011	1,400	1,400
	$ 56,508		0.21%, 12/08/2011(e)	2,000	2,000
Real Estate - 0.29%			0.27%, 02/13/2012(e)	2,000	2,001
CB Richard Ellis Group Inc (a)	29,700	744	0.39%, 07/02/2012	2,000	2,003
Jones Lang LaSalle Inc	9,100	895	Federal Farm Credit Bank Discount Notes
	$ 1,639		0.20%, 08/26/2011(f)	3,000	2,998
REITS - 18.47%			Federal Home Loan Banks
Alexandria Real Estate Equities Inc	4,800	385	0.34%, 05/03/2011	2,000	2,001
AMB Property Corp	29,600	1,077	0.45%, 03/02/2012	3,000	3,000
American Assets Trust Inc (a)	27,681	597	0.50%, 03/16/2012(g)	2,000	2,000
American Campus Communities Inc	18,440	616	1.38%, 05/16/2011	2,750	2,757
Apartment Investment & Management Co	92,300	2,367	Freddie Mac
AvalonBay Communities Inc	32,000	3,873	0.18%, 02/02/2012(e)	3,525	3,523
Boston Properties Inc	73,800	7,079	0.23%, 04/03/2012(e)	3,000	2,999
Colonial Properties Trust	69,800	1,376	0.50%, 04/20/2012	2,000	1,998
Digital Realty Trust Inc	55,318	3,254	2.75%, 04/11/2011	2,809	2,817
Douglas Emmett Inc	58,100	1,089	Freddie Mac Discount Notes
DuPont Fabros Technology Inc	61,536	1,503	0.20%, 04/20/2011(f)	5,000	4,999
Education Realty Trust Inc	67,900	560			$ 46,499
Entertainment Properties Trust	40,800	1,945	TOTAL BONDS		$ 46,499
Equity Lifestyle Properties Inc	37,555	2,180		Principal
Equity One Inc	51,000	976	COMMODITY INDEXED STRUCTURED	Amount
Equity Residential	120,480	6,640	NOTES - 11.13%	(000's)	Value (000's)
Essex Property Trust Inc	6,467	800	Banks - 6.88%
Federal Realty Investment Trust	43,600	3,670	Bank of America Corp; Dow Jones - UBS
General Growth Properties Inc	104,504	1,664	Commodity Index Linked Notes
Glimcher Realty Trust	45,025	414	0.16%, 06/07/2011(d),(e)	1,000	1,755
HCP Inc	76,575	2,910	BNP Paribas; Dow Jones - UBS Commodity Index
Health Care REIT Inc	65,600	3,426	Linked Notes
Hersha Hospitality Trust	127,824	840	0.00%, 02/27/2012(d),(e)	5,000	7,181
Highwoods Properties Inc	15,600	529	Morgan Stanley; Dow Jones - UBS Commodity
Home Properties Inc	17,400	1,025	Index Linked Notes
Host Hotels & Resorts Inc	273,332	5,029	0.16%, 11/03/2011(d),(e)	10,000	16,290
Kimco Realty Corp	65,800	1,275	Societe Generale; Dow Jones - UBS Commodity
LaSalle Hotel Properties	70,239	1,981	Index Linked Notes
Macerich Co/The	12,800	648	0.26%, 11/03/2011(d),(e)	8,500	13,852
Mid-America Apartment Communities Inc	15,600	1,014			$ 39,078
ProLogis	371,028	6,033	Sovereign - 4.25%
PS Business Parks Inc	11,100	700	Svensk Exportkredit AB; Dow Jones - UBS
Public Storage Inc	57,197	6,420	Commodity Index Linked Notes
Ramco-Gershenson Properties Trust	48,298	653	0.03%, 04/26/2011(d),(e)	6,000	10,892
Simon Property Group Inc	129,500	14,250	0.03%, 04/26/2011(d),(e)	7,300	13,253
SL Green Realty Corp	53,200	4,029			$ 24,145
Tanger Factory Outlet Centers	50,277	1,340	TOTAL COMMODITY INDEXED
Taubman Centers Inc	13,100	727	STRUCTURED NOTES		$ 63,223
Ventas Inc	67,000	3,713		Principal
Vornado Realty Trust	67,230	6,275	U.S. GOVERNMENT & GOVERNMENT	Amount
	$ 104,882		AGENCY OBLIGATIONS - 29.69%	(000's)	Value (000's)
Retail - 0.36%			Federal Home Loan Mortgage Corporation (FHLMC) - 1.06%
Inergy LP	48,900	2,028	0.24%, 04/26/2011(f),(h)	$ 5,000	$ 4,999
			0.40%, 05/04/2011(f),(h)	1,000	1,000
Shipbuilding - 0.05%					$ 5,999
OSX Brasil SA (a)	1,000	302
			Federal National Mortgage Association (FNMA) - 2.46%
			0.16%, 03/14/2011(f),(h)	3,500	3,500
Transportation - 0.04%			0.22%, 04/01/2011(f),(h)	5,550	5,549
LLX Logistica SA (a)	88,828	241
			0.23%, 04/26/2011(f),(h)	2,900	2,900

TOTAL COMMON STOCKS	$ 256,805

See accompanying notes.

43

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
0.24%, 05/02/2011(f),(h)	$ 2,000	$ 1,999	Investment in Joint Trading Account; Merrill	$ 2,552	$ 2,551
		$ 13,948	Lynch Repurchase Agreement; 0.17% dated
U.S. Treasury - 2.44%			02/28/11 maturing 03/01/11 (collateralized by
1.00%, 08/31/2011	5,000	5,020	Sovereign Agency Issues; $2,602,523; 0.00%
1.00%, 10/31/2011	3,000	3,016	- 5.13%; dated 03/10/11 - 03/14/36)
1.00%, 03/31/2012	2,500	2,518	Investment in Joint Trading Account; Morgan	1,430	1,431
2.63%, 11/15/2020	750	702	Stanley Repurchase Agreement; 0.16% dated
3.88%, 08/15/2040	125	112	02/28/11 maturing 03/01/11 (collateralized by
4.38%, 05/15/2040	150	147	Sovereign Agency Issues; $1,458,839; 0.00%
5.25%, 02/15/2029	2,060	2,333	- 6.79%; dated 07/27/11 - 07/15/29)
		$ 13,848			$ 8,960
U.S. Treasury Inflation-Indexed Obligations - 23.73%			TOTAL REPURCHASE AGREEMENTS		$ 8,960
0.50%, 04/15/2015	12,647	13,118	Total Investments		$ 545,175
0.63%, 04/15/2013	757	789	Other Assets in Excess of Liabilities, Net - 3.99%		$ 22,646
1.13%, 01/15/2021	772	779	TOTAL NET ASSETS - 100.00%		$ 567,821
1.25%, 07/15/2020	7,742	7,972
1.38%, 07/15/2018	3,989	4,243
1.38%, 01/15/2020	4,421	4,625	(a) Non-Income Producing Security
1.63%, 01/15/2015	901	976	(b) Security is Illiquid
1.63%, 01/15/2018	1,632	1,763	(c)		Security exempt from registration under Rule 144A of the Securities Act of
1.75%, 01/15/2028	3,264	3,299	1933. These securities may be resold in transactions exempt from
1.88%, 07/15/2013	9,302	10,030	registration, normally to qualified institutional buyers. Unless otherwise
1.88%, 07/15/2015	5,730	6,301	indicated, these securities are not considered illiquid. At the end of the
1.88%, 07/15/2019	2,063	2,260	period, the value of these securities totaled $841 or 0.15% of net assets.
2.00%, 04/15/2012	2,699	2,819	(d)		Market value is determined in accordance with procedures established in
2.00%, 01/15/2014	3,096	3,365	good faith by the Board of Directors. At the end of the period, the value of
2.00%, 07/15/2014	5,111	5,600	these securities totaled $63,546 or 11.19% of net assets.
2.00%, 01/15/2016	4,345	4,795	(e)	Variable Rate. Rate shown is in effect at February 28, 2011.
2.00%, 01/15/2026	1,850	1,957	(f)	Rate shown is the discount rate of the original purchase.
2.13%, 01/15/2019	786	876	(g) Security purchased on a when-issued basis.
2.13%, 02/15/2040	16,293	16,955	(h)		This entity was put into conservatorship by the US Government in 2008.
2.13%, 02/15/2041	4,934	5,119	See Notes to Financial Statements for additional information.
2.38%, 01/15/2017	3,407	3,839
2.38%, 01/15/2025	4,824	5,375
2.38%, 01/15/2027	1,956	2,161	Unrealized Appreciation (Depreciation)
2.50%, 07/15/2016	3,885	4,410	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.50%, 01/15/2029	3,777	4,242	cost of investments held as of the period end were as follows:
2.63%, 07/15/2017	751	862
3.00%, 07/15/2012	4,101	4,385	Unrealized Appreciation		$ 70,057
3.38%, 01/15/2012	3,808	3,992	Unrealized Depreciation		(2,888)
3.38%, 04/15/2032	392	500	Net Unrealized Appreciation (Depreciation)		$ 67,169
3.63%, 04/15/2028	1,287	1,647	Cost for federal income tax purposes		$ 478,006
3.88%, 04/15/2029	4,306	5,718	All dollar amounts are shown in thousands (000's)
		$ 134,772
TOTAL U.S. GOVERNMENT &			Portfolio Summary (unaudited)
GOVERNMENT AGENCY OBLIGATIONS		$ 168,567	Sector		Percent
	Maturity		Government		38 .61%
	Amount		Financial		27 .42%
REPURCHASE AGREEMENTS - 1.58%	(000's)	Value (000's)	Energy		19 .79%
Banks - 1.58%			Basic Materials		5 .29%
Investment in Joint Trading Account; Credit Suisse $	1,760	$ 1,760	Mortgage Securities		3 .52%
Repurchase Agreement; 0.18% dated			Consumer, Cyclical		0 .85%
02/28/11 maturing 03/01/11 (collateralized by			Consumer, Non-cyclical		0 .28%
US Treasury Note; $1,795,494; 0.63%; dated			Industrial		0 .25%
02/28/13)			Other Assets in Excess of Liabilities, Net		3 .99%
Investment in Joint Trading Account; Deutsche	2,255	2,255	TOTAL NET ASSETS		100.00%
Bank Repurchase Agreement; 0.18% dated
02/28/11 maturing 03/01/11 (collateralized by
Sovereign Agency Issues; $2,300,476; 0.00%
- 6.07%; dated 05/04/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	963	963
Repurchase Agreement; 0.15% dated
02/28/11 maturing 03/01/11 (collateralized by
US Treasury Notes; $981,910; 1.23% -
2.75%; dated 01/15/12 - 10/31/13)

See accompanying notes.

44

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 10 Year Note; June 2011	Long	30 $	3,546	$ 3,572	$ 26
US 2 Year Note; June 2011	Long	11	2,398	2,401	3
US 5 Year Note; June 2011	Short	64	7,462	7,484	(22)
US Long Bond; June 2011	Short	6	721	722	(1)
US Ultra Bond; June 2011	Short	17	2,088	2,101	(13)
					$ (7)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

45

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

COMMON STOCKS - 98.41%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.13%			Automobile Parts & Equipment (continued)
Dentsu Inc	6,500 $	206	JTEKT Corp	8,700 $	128
Hakuhodo DY Holdings Inc	910	58	Koito Manufacturing Co Ltd	4,000	72
JCDecaux SA (a)	2,592	84	NGK Spark Plug Co Ltd	6,000	90
Publicis Groupe SA	4,822	275	NHK Spring Co Ltd	6,000	70
	$ 623		NOK Corp	4,100	81
Aerospace & Defense - 0.56%			Nokian Renkaat OYJ	4,219	171
BAE Systems PLC	132,987	711	Pirelli & C SpA	9,283	75
Cobham PLC	45,045	165	Stanley Electric Co Ltd	5,700	104
Elbit Systems Ltd	916	47	Sumitomo Electric Industries Ltd	29,400	429
European Aeronautic Defence and Space Co NV	15,927	461	Sumitomo Rubber Industries Ltd	6,700	72
Finmeccanica SpA	15,794	198	Toyoda Gosei Co Ltd	2,500	59
Rolls-Royce Group PLC (a)	72,363	726	Toyota Boshoku Corp	2,600	43
Safran SA	6,510	231	Toyota Industries Corp	7,000	241
Thales SA	3,495	132		$ 3,877
	$ 2,671		Banks - 14.44%
Agriculture - 1.23%			77 Bank Ltd/The	13,000	82
British American Tobacco PLC	77,928	3,119	Alpha Bank AE (a)	19,808	131
Golden Agri-Resources Ltd	261,000	133	Aozora Bank Ltd	19,000	43
Imperial Tobacco Group PLC	39,738	1,275	Australia & New Zealand Banking Group Ltd	99,887	2,454
Japan Tobacco Inc	176	725	Banca Carige SpA	22,074	53
Swedish Match AB	9,015	285	Banca Monte dei Paschi di Siena SpA (a)	86,577	115
Wilmar International Ltd	75,000	300	Banco Bilbao Vizcaya Argentaria SA	166,750	2,059
	$ 5,837		Banco Comercial Portugues SA	109,930	98
Airlines - 0.20%			Banco de Sabadell SA	44,332	192
Air France-KLM (a)	5,273	86	Banco de Valencia SA	8,480	43
All Nippon Airways Co Ltd	33,000	119	Banco Espirito Santo SA	20,489	93
Cathay Pacific Airways Ltd	46,000	107	Banco Popolare SC	59,985	209
Deutsche Lufthansa AG	8,936	183	Banco Popular Espanol SA	33,819	204
International Consolidated Airlines Group SA (a)	40,194	147	Banco Santander SA	321,147	3,960
Qantas Airways Ltd (a)	43,317	103	Bank Hapoalim BM (a)	38,697	176
Singapore Airlines Ltd	21,000	225	Bank Leumi Le-Israel BM	46,007	213
	$ 970		Bank of Cyprus PLC	33,233	128
Apparel - 0.34%			Bank of East Asia Ltd	59,600	258
Adidas AG	8,165	525	Bank of Kyoto Ltd/The	13,000	125
Asics Corp	6,000	80	Bank of Yokohama Ltd/The	48,000	258
Billabong International Ltd	7,903	68	Bankinter SA	11,086	73
Burberry Group PLC	16,991	331	Barclays PLC	446,652	2,322
Christian Dior SA	2,482	358	Bendigo and Adelaide Bank Ltd	14,243	136
Hermes International	412	90	BNP Paribas	37,408	2,921
Puma AG Rudolf Dassler Sport	206	62	BOC Hong Kong Holdings Ltd	144,500	448
Yue Yuen Industrial Holdings Ltd	29,000	91	Chiba Bank Ltd/The	30,000	205
	$ 1,605		Chugoku Bank Ltd/The	7,000	84
Automobile Manufacturers - 3.69%			Chuo Mitsui Trust Holdings Inc	39,000	166
			Commerzbank AG (a)	32,965	284
Bayerische Motoren Werke AG	12,922	1,054
Daihatsu Motor Co Ltd	8,000	126	Commonwealth Bank of Australia	60,446	3,269
Daimler AG	35,210	2,480	Credit Agricole SA	37,492	658
Fiat Industrial SpA (a)	29,839	417	Credit Suisse Group AG	43,962	2,034
			Danske Bank A/S (a)	17,727	416
Fiat SpA	29,839	277
Fuji Heavy Industries Ltd	23,000	197	DBS Group Holdings Ltd	67,000	747
Hino Motors Ltd	10,000	55	Deutsche Bank AG	36,345	2,327
			Dexia SA (a)	21,618	94
Honda Motor Co Ltd	63,600	2,756	DnB NOR ASA	38,140	590

Isuzu Motors Ltd	46,000	206	EFG Eurobank Ergasias SA (a)	12,612	81
Mazda Motor Corp	59,000	152
Mitsubishi Motors Corp (a)	151,000	214	Erste Group Bank AG	7,380	390
Nissan Motor Co Ltd	97,000	990	Fukuoka Financial Group Inc	30,000	136
			Governor & Co of the Bank of Ireland/The (a)	132,607	65
Peugeot SA (a)	5,937	238
Renault SA	7,502	460	Gunma Bank Ltd/The	15,000	93
Scania AB	12,489	278	Hachijuni Bank Ltd/The	17,000	108
Suzuki Motor Corp	13,100	309	Hang Seng Bank Ltd	29,800	475
Toyota Motor Corp	107,700	5,029	Hiroshima Bank Ltd/The	20,000	91
Volkswagen AG	1,151	175	Hokuhoku Financial Group Inc	49,000	113
Volkswagen AG - PFD	6,640	1,120	HSBC Holdings PLC	687,200	7,574
Volvo AB - B Shares	53,790	931	Intesa Sanpaolo SpA	300,589	1,014
			Intesa Sanpaolo SpA-RSP	36,392	107
	$ 17,464		Israel Discount Bank Ltd (a)	29,856	60
Automobile Parts & Equipment - 0.82%			Iyo Bank Ltd/The	9,000	84
Aisin Seiki Co Ltd	7,500	286	Joyo Bank Ltd/The	26,000	122
Bridgestone Corp	25,400	520	Julius Baer Group Ltd	8,064	361
Cie Generale des Etablissements Michelin	6,884	560	KBC Groep NV (a)	6,286	263
Continental AG (a)	1,951	166
			Lloyds Banking Group PLC (a)	1,594,034	1,606
Denso Corp	19,000	710	Mediobanca SpA	18,483	196

See accompanying notes.

46

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Building Materials (continued)
Mitsubishi UFJ Financial Group Inc	497,000 $	2,752	Lafarge SA	7,826 $	475
Mizrahi Tefahot Bank Ltd	4,792	49	Nippon Sheet Glass Co Ltd	35,000	100
Mizuho Financial Group Inc	797,800	1,638	Rinnai Corp	1,400	86
Mizuho Trust & Banking Co Ltd	59,000	64	Sika AG	80	171
National Australia Bank Ltd	83,254	2,187	TOTO Ltd	11,000	92
National Bank of Greece SA (a)	37,313	349		$ 5,585
Natixis (a)	34,049	203	Chemicals - 3.51%
Nishi-Nippon City Bank Ltd/The	26,000	87	Air Liquide SA	11,043	1,430
Nordea Bank AB	126,215	1,435	Air Water Inc	6,000	79
Oversea-Chinese Banking Corp Ltd	96,000	695	Akzo Nobel NV	9,041	615
Pohjola Bank PLC	5,391	74	Asahi Kasei Corp	49,000	338
Raiffeisen Bank International AG	1,907	114	BASF SE	35,846	2,987
Resona Holdings Inc	71,800	391	Bayer AG	32,273	2,501
Royal Bank of Scotland Group PLC (a)	678,782	498	Brenntag AG (a)	1,105	115
Sapporo Hokuyo Holdings Inc	12,500	65	Daicel Chemical Industries Ltd	11,000	75
Senshu Ikeda Holdings Inc	25,600	40	Denki Kagaku Kogyo KK	19,000	102
Seven Bank Ltd	24	51	Givaudan SA	324	323
Shinsei Bank Ltd	36,000	46	Hitachi Chemical Co Ltd	4,100	95
Shizuoka Bank Ltd/The	23,000	216	Incitec Pivot Ltd	63,565	284
Skandinaviska Enskilda Banken AB	55,048	501	Israel Chemicals Ltd	17,302	287
Societe Generale	24,761	1,741	JSR Corp	7,000	150
Standard Chartered PLC	91,034	2,408	K+S AG	5,602	433
Sumitomo Mitsui Financial Group Inc	52,400	1,976	Kaneka Corp	12,000	88
Sumitomo Trust & Banking Co Ltd/The	56,000	355	Kansai Paint Co Ltd	9,000	85
Suncorp Group Ltd	50,009	429	Koninklijke DSM NV	6,018	353
Suruga Bank Ltd	8,000	80	Lanxess AG	3,247	243
Svenska Handelsbanken AB	19,099	645	Linde AG	6,598	1,009
Swedbank AB	27,875	491	Lonza Group AG	1,859	157
UBS AG (a)	142,030	2,820	Makhteshim-Agan Industries Ltd (a)	8,962	45
UniCredit SpA	526,527	1,354	Mitsubishi Chemical Holdings Corp	50,000	365
Unione di Banche Italiane SCPA	23,697	239	Mitsubishi Gas Chemical Co Inc	15,000	116
United Overseas Bank Ltd	48,000	682	Mitsui Chemicals Inc	34,000	127
Westpac Banking Corp	116,658	2,795	Nissan Chemical Industries Ltd	5,400	63
Wing Hang Bank Ltd	7,000	89	Nitto Denko Corp	6,400	385
Yamaguchi Financial Group Inc	8,000	83	Shin-Etsu Chemical Co Ltd	16,000	918
	$ 68,249		Showa Denko KK	56,000	122
Beverages - 1.78%			Solvay SA	2,314	271
Anheuser-Busch InBev NV	28,184	1,572	Sumitomo Chemical Co Ltd	61,000	328
Asahi Breweries Ltd	15,100	291	Syngenta AG	3,692	1,237
Carlsberg A/S	4,175	444	Taiyo Nippon Sanso Corp	10,000	89
Coca Cola Hellenic Bottling Co SA	7,139	194	Tokuyama Corp	12,000	63
Coca-Cola Amatil Ltd	22,088	266	Tosoh Corp	20,000	71
Coca-Cola West Co Ltd	2,200	41	Ube Industries Ltd/Japan	37,000	119
Diageo PLC	97,784	1,911	Wacker Chemie AG	611	113
Foster's Group Ltd	75,339	439	Yara International ASA	7,397	392
Heineken Holding NV	4,496	206		$ 16,573
Heineken NV	10,116	522	Coal - 0.02%
Ito En Ltd	2,100	37	MacArthur Coal Ltd	6,849	82
Kirin Holdings Co Ltd	33,000	470
Pernod-Ricard SA	7,734	713	Commercial Services - 1.23%
SABMiller PLC	37,088	1,250	Abertis Infraestructuras SA	11,537	232
Sapporo Holdings Ltd	10,000	45	Adecco SA	4,801	323
	$ 8,401		Aggreko PLC	10,162	239
Biotechnology - 0.22%			Atlantia SpA	9,371	215
CSL Ltd	21,460	778	Babcock International Group PLC	13,988	128
Novozymes A/S	1,800	252	Benesse Holdings Inc	2,700	123
	$ 1,030		Brambles Ltd	55,516	401
Building Materials - 1.18%			Brisa Auto-Estradas de Portugal SA	7,025	51
Asahi Glass Co Ltd	39,000	543	Bunzl PLC	12,840	159
Boral Ltd	28,055	157	Bureau Veritas SA	1,916	148
Cie de St-Gobain	15,537	929	Capita Group PLC/The	23,933	282
Cimpor Cimentos de Portugal SGPS SA	7,868	54	Dai Nippon Printing Co Ltd	22,000	296
CRH PLC	27,633	640	Edenred (a)	6,171	163
Daikin Industries Ltd	9,200	311	Experian PLC	39,742	504
Fletcher Building Ltd	23,855	157	G4S PLC	55,051	236
Geberit AG	1,519	328	Intertek Group PLC	6,223	182
HeidelbergCement AG	5,488	384	Kamigumi Co Ltd	10,000	88
Holcim Ltd	9,574	703	Randstad Holding NV	4,306	232
Imerys SA	1,472	103	Secom Co Ltd	8,200	412
James Hardie Industries SE (a)	16,994	114	Securitas AB	12,220	143
JS Group Corp	9,800	238	Serco Group PLC	19,237	170

See accompanying notes.

47

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric (continued)
SGS SA	214 $	372	Chugoku Electric Power Co Inc/The	11,600 $	248
Sodexo	3,679	253	CLP Holdings Ltd	75,000	611
Toppan Printing Co Ltd	22,000	201	Contact Energy Ltd (a)	12,096	56
Transurban Group	50,624	275	E.ON AG	70,284	2,303
	$ 5,828		EDF SA	10,102	450
Computers - 0.41%			EDP - Energias de Portugal SA	74,485	282
Atos Origin SA (a)	1,769	102	Electric Power Development Co Ltd	4,600	145
Cap Gemini SA	5,748	336	Enel SpA	256,890	1,531
Computershare Ltd	17,349	169	Fortum OYJ	17,335	537
Fujitsu Ltd	73,000	493	GDF Suez	48,280	1,957
Indra Sistemas SA	3,523	69	Hokkaido Electric Power Co Inc	7,100	152
Itochu Techno-Solutions Corp	1,100	39	Hokuriku Electric Power Co	6,900	174
Logitech International SA (a)	7,104	135	Iberdrola SA	157,529	1,375
NTT Data Corp	49	174	International Power PLC	59,471	323
Obic Co Ltd	270	54	Kansai Electric Power Co Inc/The	29,300	769
Otsuka Corp	600	42	Kyushu Electric Power Co Inc	14,800	343
TDK Corp	4,800	322	National Grid PLC	136,429	1,266
	$ 1,935		Power Assets Holdings Ltd	54,000	353
Consumer Products - 0.36%			Public Power Corp SA	4,527	70
Henkel AG & Co KGaA	5,070	259	Red Electrica Corporacion SA	4,223	227
Husqvarna AB	16,019	129	RWE AG	16,342	1,105
Reckitt Benckiser Group PLC	24,060	1,240	RWE AG - PFD	1,522	98
Societe BIC SA	1,042	89	Scottish & Southern Energy PLC	36,027	726
	$ 1,717		Shikoku Electric Power Co Inc	6,800	206
Cosmetics & Personal Care - 0.50%			SP AusNet	53,630	48
Beiersdorf AG	3,934	236	Terna Rete Elettrica Nazionale SpA	50,844	234
Kao Corp	21,100	568	Tohoku Electric Power Co Inc	16,700	389
L'Oreal SA	9,354	1,088	Tokyo Electric Power Co Inc/The	55,500	1,434
Shiseido Co Ltd	13,300	270		$ 18,408
Unicharm Corp	4,800	185	Electrical Components & Equipment - 1.13%
	$ 2,347		Bekaert SA	1,517	164
Distribution & Wholesale - 1.24%			Brother Industries Ltd	9,200	145
Canon Marketing Japan Inc	2,400	33	Casio Computer Co Ltd	9,300	82
Hitachi High-Technologies Corp	2,700	63	Furukawa Electric Co Ltd	25,000	106
ITOCHU Corp	58,800	608	GS Yuasa Corp	15,000	108
Jardine Cycle & Carriage Ltd	4,000	106	Hitachi Ltd	176,000	1,065
Li & Fung Ltd	90,000	548	Legrand SA	6,162	258
Marubeni Corp	64,000	489	Mabuchi Motor Co Ltd	1,000	50
Mitsubishi Corp	53,000	1,465	Mitsubishi Electric Corp	75,000	887
Mitsui & Co Ltd	67,800	1,232	Nidec Corp	4,200	390
Sojitz Corp	48,800	110	Prysmian SpA	7,963	168
Sumitomo Corp	43,900	648	Schneider Electric SA	9,487	1,570
Toyota Tsusho Corp	8,300	157	Ushio Inc	4,100	84
Wolseley PLC (a)	11,099	386	Vestas Wind Systems A/S (a)	7,950	274
	$ 5,845			$ 5,351
Diversified Financial Services - 1.20%			Electronics - 1.29%
Aeon Credit Service Co Ltd	3,100	47	Advantest Corp	6,200	128
ASX Ltd	6,774	251	Hamamatsu Photonics KK	2,600	100
Credit Saison Co Ltd	5,800	113	Hirose Electric Co Ltd	1,200	137
Criteria Caixacorp SA	32,811	238	Hoya Corp	17,000	405
Daiwa Securities Group Inc	65,000	350	Ibiden Co Ltd	5,000	172
Deutsche Boerse AG	7,610	585	Keyence Corp	1,600	435
GAM Holding AG	8,064	146	Koninklijke Philips Electronics NV	38,484	1,256
Hong Kong Exchanges and Clearing Ltd	40,000	865	Kyocera Corp	6,300	653
ICAP PLC	21,889	185	Minebea Co Ltd	13,000	77
Investec PLC	18,868	145	Mitsumi Electric Co Ltd	3,100	51
London Stock Exchange Group PLC	5,819	85	Murata Manufacturing Co Ltd	7,900	587
Macquarie Group Ltd	13,488	520	NEC Corp	102,000	281
Man Group PLC	69,544	325	NGK Insulators Ltd	10,000	182
Mitsubishi UFJ Lease & Finance Co Ltd	2,270	100	Nippon Electric Glass Co Ltd	14,000	233
Mizuho Securities Co Ltd	22,000	68	Omron Corp	7,900	219
Nomura Holdings Inc	137,900	873	Toshiba Corp	157,000	1,027
ORIX Corp	4,090	457	Yaskawa Electric Corp	9,000	105
Schroders PLC	4,410	128	Yokogawa Electric Corp	8,400	65
Singapore Exchange Ltd	33,000	205		$ 6,113
	$ 5,686		Energy - Alternate Sources - 0.09%
			EDP Renovaveis SA (a)	8,511	51
Electric - 3.89%			Enel Green Power SpA (a)	58,541	138
A2A SpA	42,794	69
AGL Energy Ltd	17,565	260	Iberdrola Renovables SA	32,971	124
Chubu Electric Power Co Inc	25,300	667	Verbund AG	2,657	102
				$ 415

See accompanying notes.

48

     Schedule of Investments International Equity Index Fund February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Engineering & Construction - 1.44%			Food (continued)
ABB Ltd (a)	85,521 $	2,091	Unilever PLC	50,090 $	1,485
Acciona SA	992	97	WM Morrison Supermarkets PLC	82,953	373
ACS Actividades de Construccion y Servicios SA	5,526	254	Woolworths Ltd	48,051	1,315
Aeroports de Paris	1,159	103	Yakult Honsha Co Ltd	3,800	107
Aker Solutions ASA	6,416	136	Yamazaki Baking Co Ltd	5,000	61
Auckland International Airport Ltd	35,799	60		$ 22,260
Balfour Beatty PLC	26,771	152	Food Service - 0.14%
Bouygues SA	9,021	417	Compass Group PLC	73,549	662
Chiyoda Corp	6,000	54
Eiffage SA	1,581	94	Forest Products & Paper - 0.29%
Ferrovial SA	17,176	207	Holmen AB	2,061	72
Fomento de Construcciones y Contratas SA	1,987	63	Nippon Paper Group Inc	3,900	107
Fraport AG Frankfurt Airport Services Worldwide	1,434	102	OJI Paper Co Ltd	33,000	164
Hochtief AG	1,652	162	Stora Enso OYJ	22,705	256
JGC Corp	8,000	181	Svenska Cellulosa AB	22,372	370
Kajima Corp	33,000	88	UPM-Kymmene OYJ	20,293	403
Kinden Corp	5,000	45		$ 1,372
Koninklijke Boskalis Westminster NV	2,759	144	Gas - 0.63%
Leighton Holdings Ltd	5,281	166	Centrica PLC	201,089	1,112
Obayashi Corp	25,000	112	Enagas SA	6,988	150
SembCorp Industries Ltd	38,000	142	Gas Natural SDG SA	12,591	215
Shimizu Corp	23,000	98	Hong Kong & China Gas Co Ltd	167,700	375
Singapore Technologies Engineering Ltd	65,000	163	Osaka Gas Co Ltd	76,000	289
Skanska AB	15,584	320	Snam Rete Gas SpA	55,743	305
Taisei Corp	40,000	94	Toho Gas Co Ltd	16,000	86
Vinci SA	17,167	1,033	Tokyo Gas Co Ltd	100,000	446
WorleyParsons Ltd	7,479	230		$ 2,978
	$ 6,808		Hand & Machine Tools - 0.38%
Entertainment - 0.19%			Fuji Electric Holdings Co Ltd	22,000	74
OPAP SA	8,715	182	Makita Corp	4,400	185
Oriental Land Co Ltd/Japan	2,000	200	Sandvik AB	39,353	755
Sankyo Co Ltd	2,100	119	Schindler Holding AG - PC	1,897	214
TABCORP Holdings Ltd	26,566	206	Schindler Holding AG - REG	840	95
Tatts Group Ltd	50,030	124	SMC Corp/Japan	2,100	358
Toho Co Ltd/Tokyo	4,100	66	THK Co Ltd	4,700	124
	$ 897			$ 1,805
Environmental Control - 0.03%			Healthcare - Products - 0.72%
Kurita Water Industries Ltd	4,400	125	Cie Generale d'Optique Essilor International SA	7,891	563
			Cochlear Ltd	2,208	174
Food - 4.71%			Coloplast A/S	889	125
Ajinomoto Co Inc	26,000	298	Fresenius SE & Co KGaA	4,149	378
Aryzta AG	3,298	154	Getinge AB	7,811	191
Associated British Foods PLC	13,904	219	Luxottica Group SpA	4,538	141
Carrefour SA	23,384	1,148	QIAGEN NV (a)	9,082	187
Casino Guichard Perrachon SA	2,154	211	Shimadzu Corp	10,000	89
Colruyt SA	2,943	148	Smith & Nephew PLC	34,689	401
Danone	22,758	1,427	Sonova Holding AG	1,790	238
Delhaize Group SA	3,958	306	Straumann Holding AG	305	75
Goodman Fielder Ltd	53,872	68	Synthes Inc	2,317	318
J Sainsbury PLC	47,318	292	Sysmex Corp	1,300	84
Jeronimo Martins SGPS SA	8,596	138	Terumo Corp	6,600	361
Kerry Group PLC	5,473	199	William Demant Holding A/S (a)	911	77
Kesko OYJ	2,611	113		$ 3,402
Kikkoman Corp	6,000	66	Healthcare - Services - 0.17%
Koninklijke Ahold NV	46,516	624	BioMerieux	462	49
Lindt & Spruengli AG	4	125	Fresenius Medical Care AG & Co KGaA	7,502	497
Lindt & Spruengli AG - PC	35	97	Ramsay Health Care Ltd	5,126	93
MEIJI Holdings Co Ltd	2,700	127	Sonic Healthcare Ltd	14,401	165
Metcash Ltd	29,936	124		$ 804
Metro AG	5,060	371	Holding Companies - Diversified - 1.00%
Nestle SA	135,229	7,656	Cie Nationale a Portefeuille	1,054	59
Nippon Meat Packers Inc	7,000	98	Exor SpA	2,502	76
Nisshin Seifun Group Inc	7,500	99	GEA Group AG	6,456	199
Nissin Foods Holdings Co Ltd	2,500	90	Groupe Bruxelles Lambert SA	3,149	289
Olam International Ltd	47,000	103	Hutchison Whampoa Ltd	83,000	977
Orkla ASA	30,117	274	Industrivarden AB	4,594	80
Parmalat SpA	67,618	207	Keppel Corp Ltd	50,000	443
Suedzucker AG	2,586	72	LVMH Moet Hennessy Louis Vuitton SA	9,558	1,507
Tesco PLC	313,240	2,058	Noble Group Ltd	117,000	189
Toyo Suisan Kaisha Ltd	4,000	90	NWS Holdings Ltd	51,500	80
Unilever NV	63,575	1,917

See accompanying notes.

49

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Investment Companies (continued)
Swire Pacific Ltd	30,000 $	419	Investor AB	17,776 $	409
Wharf Holdings Ltd	59,000	387	Israel Corp Ltd/The (a)	90	107
Wharf Holdings Ltd - Rights (a),(b),(c)	5,900	11	Kinnevik Investment AB	8,472	190
	$ 4,716		Pargesa Holding SA	1,055	97
Home Builders - 0.13%			Ratos AB	3,972	148
Daiwa House Industry Co Ltd	19,000	243	Resolution Ltd	56,625	266
Sekisui Chemical Co Ltd	17,000	134		$ 1,427
Sekisui House Ltd	22,000	227	Iron & Steel - 1.12%
	$ 604		Acerinox SA	3,892	74
Home Furnishings - 0.66%			ArcelorMittal	33,505	1,231
Electrolux AB	9,362	235	BlueScope Steel Ltd	71,159	151
Matsushita Electric Industrial Co Ltd	76,600	1,031	Daido Steel Co Ltd	11,000	73
Sharp Corp/Japan	39,000	422	Fortescue Metals Group Ltd (a)	48,512	328
Sony Corp	39,200	1,434	Hitachi Metals Ltd	6,000	82
	$ 3,122		JFE Holdings Inc	18,000	567
Insurance - 4.72%			Kobe Steel Ltd	97,000	264
Admiral Group PLC	7,853	216	Nippon Steel Corp	199,000	720
Aegon NV (a)	60,978	469	Nisshin Steel Co Ltd	27,000	60
Ageas	87,189	277	OneSteel Ltd	51,968	143
AIA Group Ltd (a)	305,600	891	Outokumpu OYJ	4,998	90
Allianz SE	17,714	2,557	Rautaruukki OYJ	3,285	76
AMP Ltd	80,861	437	Salzgitter AG	1,642	136
Assicurazioni Generali SpA	45,570	1,031	SSAB AB - A Shares	7,047	111
Aviva PLC	109,496	830	Sumitomo Metal Industries Ltd	131,000	332
AXA Asia Pacific Holdings Ltd	40,336	260	ThyssenKrupp AG	13,051	542
AXA SA	67,029	1,408	Tokyo Steel Manufacturing Co Ltd	3,900	43
Baloise Holding AG	1,951	211	Voestalpine AG	4,288	198
CNP Assurances	5,797	128	Yamato Kogyo Co Ltd	1,700	56
Dai-ichi Life Insurance Co Ltd/The	312	561		$ 5,277
Delta Lloyd NV	2,927	71	Leisure Products & Services - 0.24%
Hannover Rueckversicherung AG	2,353	137	Carnival PLC	7,010	314
ING Groep NV (a)	149,498	1,875	Sega Sammy Holdings Inc	7,700	175
Insurance Australia Group Ltd	81,137	301	Shimano Inc	2,600	129
Legal & General Group PLC	228,933	442	Thomas Cook Group PLC	33,497	103
Mapfre SA	29,389	109	TUI AG (a)	5,399	71
MS&AD Insurance Group Holdings	21,000	551	Tui Travel PLC	21,816	86
Muenchener Rueckversicherungs AG	7,355	1,232	Yamaha Corp	6,200	79
NKSJ Holdings Inc	55,000	415	Yamaha Motor Co Ltd (a)	10,200	180
Old Mutual PLC	212,393	454		$ 1,137
Prudential PLC	99,098	1,146	Lodging - 0.40%
QBE Insurance Group Ltd	40,396	746	Accor SA	5,770	271
RSA Insurance Group PLC	134,623	307	City Developments Ltd	21,000	184
Sampo OYJ	16,394	507	Crown Ltd	17,645	150
SCOR SE	6,594	194	Genting Singapore PLC (a)	238,000	357
Sony Financial Holdings Inc	34	144	Intercontinental Hotels Group PLC	11,269	251
Standard Life PLC	88,199	342	Sands China Ltd (a)	94,400	224
Swiss Life Holding AG (a)	1,189	197	Shangri-La Asia Ltd	54,166	127
Swiss Reinsurance Co Ltd	13,744	842	SJM Holdings Ltd	61,000	90
T&D Holdings Inc	10,650	307	Sky City Entertainment Group Ltd	22,445	55
Tokio Marine Holdings Inc	28,300	927	Wynn Macau Ltd	60,800	165
Tryg A/S	998	52		$ 1,874
Vienna Insurance Group AG Wiener Versicherung	1,499	86	Machinery - Construction & Mining - 0.47%
Gruppe			Atlas Copco AB - A Shares	26,207	658
Zurich Financial Services	5,684	1,650	Atlas Copco AB - B Shares	15,229	346
	$ 22,310		Hitachi Construction Machinery Co Ltd	3,800	95
Internet - 0.23%			Komatsu Ltd	37,000	1,129
Dena Co Ltd	3,100	120		$ 2,228
Gree Inc	3,600	58	Machinery - Diversified - 1.08%
Iliad SA	635	71	Alstom SA	8,037	479
Matsui Securities Co Ltd	4,700	33	Amada Co Ltd	14,000	125
Rakuten Inc	281	250	FANUC Corp	7,500	1,162
SBI Holdings Inc/Japan	778	123	Hexagon AB	9,901	218
Trend Micro Inc	3,800	118	IHI Corp	52,000	136
United Internet AG	4,683	81	Japan Steel Works Ltd/The	12,000	125
Yahoo Japan Corp	567	213	Kawasaki Heavy Industries Ltd	55,000	221
	$ 1,067		Kone OYJ	6,077	332
Investment Companies - 0.30%			Kubota Corp	45,000	461
Cheung Kong Infrastructure Holdings Ltd	18,000	89	MAN SE	4,126	525
Delek Group Ltd	155	37	Metso OYJ	4,987	258
Eurazeo	1,132	84	Mitsubishi Heavy Industries Ltd	118,000	501

See accompanying notes.

50

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified (continued)			Miscellaneous Manufacturing (continued)
Nabtesco Corp	3,700 $	88	CSR Ltd (a)	19,708 $	70
Sumitomo Heavy Industries Ltd	21,000	147	FUJIFILM Holdings Corp	18,100	633
Weir Group PLC/The	8,225	229	Invensys PLC	31,537	182
Zardoya Otis SA	5,455	85	Konica Minolta Holdings Inc	18,500	170
	$ 5,092		Nikon Corp	12,500	292
Media - 1.25%			Olympus Corp	8,500	248
Axel Springer AG	579	94	Siemens AG	32,111	4,323
British Sky Broadcasting Group PLC	44,465	569	Smiths Group PLC	15,256	331
Fairfax Media Ltd	82,611	110	Wartsila OYJ	3,079	237
Fuji Media Holdings Inc	18	30		$ 6,755
Gestevision Telecinco SA	6,532	82	Office & Business Equipment - 0.57%
ITV PLC (a)	144,192	204	Canon Inc	44,200	2,129
Jupiter Telecommunications Co Ltd	95	102	Neopost SA	1,241	118
Kabel Deutschland Holding AG (a)	2,107	115	Ricoh Co Ltd	26,000	342
Lagardere SCA	4,606	207	Seiko Epson Corp	5,100	85
Mediaset SpA	27,660	178		$ 2,674
Metropole Television SA	2,516	64	Oil & Gas - 7.31%
Modern Times Group AB	1,971	132	BG Group PLC	131,991	3,211
PagesJaunes Groupe SA	4,935	48	BP PLC	733,353	5,898
Pearson PLC	31,707	541	Cairn Energy PLC (a)	54,606	379
Reed Elsevier NV	26,833	354	Caltex Australia Ltd	5,269	85
Reed Elsevier PLC	47,391	423	Cosmo Oil Co Ltd	23,000	83
Sanoma OYJ	3,158	70	ENI SpA	101,606	2,478
Singapore Press Holdings Ltd	60,000	183	Essar Energy PLC (a)	12,717	107
Societe Television Francaise 1	4,581	89	Galp Energia SGPS SA	9,029	188
Vivendi SA	48,256	1,376	Idemitsu Kosan Co Ltd	900	106
Wolters Kluwer NV	11,656	275	Inpex Corp	84	586
WPP PLC	49,025	675	Japan Petroleum Exploration Co	1,100	54
	$ 5,921		JX Holdings Inc	87,630	614
Metal Fabrication & Hardware - 0.49%			Neste Oil OYJ	5,003	89
Assa Abloy AB	12,179	341	OMV AG	5,854	249
Johnson Matthey PLC	8,378	253	Origin Energy Ltd	34,403	585
Maruichi Steel Tube Ltd	1,800	41	Repsol YPF SA	28,588	960
NSK Ltd	17,000	162	Royal Dutch Shell PLC - A Shares	138,377	4,975
NTN Corp	19,000	102	Royal Dutch Shell PLC - B Shares	105,209	3,760
Sims Metal Management Ltd	6,366	122	Santos Ltd	32,492	474
SKF AB	15,212	424	Seadrill Ltd	10,813	412
Tenaris SA	18,429	416	Showa Shell Sekiyu KK	7,400	67
Vallourec SA	4,321	447	Statoil ASA	43,555	1,148
	$ 2,308		TonenGeneral Sekiyu KK	11,000	129
Mining - 5.24%			Total SA	82,487	5,055
Alumina Ltd	95,234	231	Transocean Ltd (a)	12,486	1,025
Anglo American PLC	51,486	2,790	Tullow Oil PLC	34,633	808
Antofagasta PLC	15,390	352	Woodside Petroleum Ltd	24,357	1,056
BHP Billiton Ltd	131,067	6,153		$ 34,581
BHP Billiton PLC	86,133	3,407	Oil & Gas Services - 0.48%
Boliden AB	10,674	228	Amec PLC	12,920	245
Dowa Holdings Co Ltd	10,000	70	Cie Generale de Geophysique-Veritas (a)	5,614	208
Eramet	207	75	Fugro NV	2,663	224
Eurasian Natural Resources Corp PLC	10,051	158	Petrofac Ltd	10,119	229
Fresnillo PLC	6,998	181	Saipem SpA	10,333	522
Kazakhmys PLC	8,356	196	SBM Offshore NV	6,542	165
Lonmin PLC	6,316	189	Subsea 7 SA	10,983	282
Mitsubishi Materials Corp	44,000	169	Technip SA	3,841	379
Mitsui Mining & Smelting Co Ltd	22,000	87		$ 2,254
Mongolia Energy Corp Ltd (a)	119,000	23	Packaging & Containers - 0.14%
Newcrest Mining Ltd	29,836	1,152	Amcor Ltd/Australia	47,687	336
Norsk Hydro ASA	34,798	286	Rexam PLC	34,221	203
Orica Ltd	14,132	371	Toyo Seikan Kaisha Ltd	5,900	108
OZ Minerals Ltd	121,817	201		$ 647
Paladin Energy Ltd (a)	26,636	134	Pharmaceuticals - 6.04%
Randgold Resources Ltd (a)	3,545	287	Actelion Ltd (a)	3,980	221
Rio Tinto Ltd	17,006	1,471	Alfresa Holdings Corp	1,500	58
Rio Tinto PLC	56,576	3,964	Astellas Pharma Inc	17,400	682
Sumitomo Metal Mining Co Ltd	20,000	376	AstraZeneca PLC	55,933	2,724
Umicore SA	4,449	224	Celesio AG	2,987	83
Vedanta Resources PLC	4,654	182	Chugai Pharmaceutical Co Ltd	8,700	167
Xstrata PLC	80,291	1,834	Daiichi Sankyo Co Ltd	26,300	563
	$ 24,791		Dainippon Sumitomo Pharma Co Ltd	6,200	60
Miscellaneous Manufacturing - 1.43%			Eisai Co Ltd	9,800	366
Alfa Laval AB	13,177	269
See accompanying notes.			51

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			REITS (continued)
Elan Corp PLC (a)	19,408 $	127	Gecina SA	733 $	95
GlaxoSmithKline PLC	202,660	3,891	Goodman Group	248,593	177
Grifols SA	5,405	88	GPT Group	68,795	217
Hisamitsu Pharmaceutical Co Inc	2,600	105	Hammerson PLC	27,615	209
Kyowa Hakko Kirin Co Ltd	10,000	102	ICADE	907	102
Medipal Holdings Corp	5,700	54	Japan Prime Realty Investment Corp	27	75
Merck KGaA	2,522	228	Japan Real Estate Investment Corp	19	196
Miraca Holdings Inc	2,200	85	Japan Retail Fund Investment Corp	63	108
Mitsubishi Tanabe Pharma Corp	8,800	149	Klepierre	3,701	144
Novartis AG	82,351	4,618	Land Securities Group PLC	29,812	371
Novo Nordisk A/S	16,338	2,058	Link REIT/The	86,500	266
Ono Pharmaceutical Co Ltd	3,300	172	Mirvac Group	133,309	176
Orion OYJ	3,627	83	Nippon Building Fund Inc	20	210
Otsuka Holdings Co Ltd	9,800	245	Nomura Real Estate Office Fund Inc	11	75
Roche Holding AG	27,419	4,135	Segro PLC	28,940	152
Sanofi-Aventis SA	40,926	2,824	Stockland	93,003	360
Santen Pharmaceutical Co Ltd	2,900	113	Unibail-Rodamco SE	3,569	718
Shionogi & Co Ltd	11,600	220	Westfield Group	85,562	849
Shire PLC	21,940	621	Westfield Retail Trust	112,661	306
Suzuken Co Ltd	2,600	74		$ 6,065
Taisho Pharmaceutical Co	5,000	109	Retail - 2.17%
Takeda Pharmaceutical Co Ltd	29,300	1,456	ABC-Mart Inc	1,000	40
Teva Pharmaceutical Industries Ltd	36,524	1,844	Aeon Co Ltd	23,400	295
Tsumura & Co	2,300	75	Autogrill SpA	4,468	63
UCB SA	3,936	146	Cie Financiere Richemont SA	20,372	1,165
	$ 28,546		Citizen Holdings Co Ltd	9,600	62
Private Equity - 0.04%			Esprit Holdings Ltd	45,200	222
3i Group PLC	37,876	192	FamilyMart Co Ltd	2,500	94
			Fast Retailing Co Ltd	2,100	328
Publicly Traded Investment Fund - 2.10%			Harvey Norman Holdings Ltd	20,730	64
iShares MSCI EAFE Index Fund	161,117	9,917	Hennes & Mauritz AB	39,904	1,304
			Home Retail Group PLC	32,491	117
Real Estate - 1.51%			Inditex SA	8,514	616
Aeon Mall Co Ltd	3,200	85	Isetan Mitsukoshi Holdings Ltd	14,600	176
CapitaLand Ltd	100,000	256	J Front Retailing Co Ltd	19,000	99
CapitaMalls Asia Ltd	53,000	72	Kingfisher PLC	92,178	381
Cheung Kong Holdings Ltd	54,000	840	Lawson Inc	2,300	113
Daito Trust Construction Co Ltd	3,000	245	Lifestyle International Holdings Ltd	23,000	57
Fraser and Neave Ltd	38,000	168	Marks & Spencer Group PLC	61,777	348
Global Logistic Properties Ltd (a)	62,000	93	Marui Group Co Ltd	8,700	78
Hang Lung Group Ltd	31,000	188	McDonald's Holdings Co Japan Ltd	2,600	64
Hang Lung Properties Ltd	96,000	409	Next PLC	7,155	230
Henderson Land Development Co Ltd	42,000	266	Nitori Holdings Co Ltd	1,450	128
Hopewell Holdings Ltd	22,000	68	PPR	2,964	450
Hysan Development Co Ltd	25,000	112	Seven & I Holdings Co Ltd	29,400	818
IMMOFINANZ AG (a)	38,715	171	Shimamura Co Ltd	900	87
Keppel Land Ltd	28,000	93	Swatch Group AG/The - BR	1,204	513
Kerry Properties Ltd	28,000	136	Swatch Group AG/The - REG	1,694	132
Lend Lease Group	20,968	195	Takashimaya Co Ltd	10,000	82
Mitsubishi Estate Co Ltd	46,000	938	UNY Co Ltd	7,400	73
Mitsui Fudosan Co Ltd	33,000	699	USS Co Ltd	860	70
New World Development Ltd	99,000	178	Wesfarmers Ltd	39,229	1,323
Nomura Real Estate Holdings Inc	3,700	75	Wesfarmers Ltd - PPS	5,928	202
NTT Urban Development Corp	45	47	Whitbread PLC	6,875	199
Sino Land Co Ltd	102,000	185	Yamada Denki Co Ltd	3,210	244
Sumitomo Realty & Development Co Ltd	14,000	375		$ 10,237
Sun Hung Kai Properties Ltd	55,000	888	Semiconductors - 0.66%
Tokyo Tatemono Co Ltd	15,000	70	ARM Holdings PLC	51,466	516
Tokyu Land Corp	18,000	103	ASM Pacific Technology Ltd	7,700	102
UOL Group Ltd	18,000	63	ASML Holding NV	16,832	731
Wheelock & Co Ltd	36,000	131	Elpida Memory Inc (a)	7,100	106
	$ 7,149		Infineon Technologies AG	42,412	464
REITS - 1.28%			Renewable Energy Corp ASA (a)	19,458	68
Ascendas Real Estate Investment Trust	58,000	91	Rohm Co Ltd	3,800	268
British Land Co PLC	34,317	326	Shinko Electric Industries Co Ltd	2,600	30
Capital Shopping Centres Group PLC	20,244	130	STMicroelectronics NV	24,869	319
CapitaMall Trust	87,000	124	Sumco Corp	4,500	83
CFS Retail Property Trust	82,554	158	Tokyo Electron Ltd	6,700	437
Corio NV	2,309	153		$ 3,124
Dexus Property Group	188,853	164	Shipbuilding - 0.07%
Fonciere Des Regions	1,044	113	Cosco Corp Singapore Ltd	39,000	60

See accompanying notes.

52

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Shipbuilding (continued)			Toys, Games & Hobbies (continued)
Mitsui Engineering & Shipbuilding Co Ltd	28,000 $	77	Nintendo Co Ltd	3,900 $	1,143
SembCorp Marine Ltd	32,000	135			$ 1,229
Yangzijiang Shipbuilding Holdings Ltd	57,000	80	Transportation - 1.65%
	$ 352		AP Moller - Maersk A/S - A shares	21	202
Software - 0.65%			AP Moller - Maersk A/S - B shares	51	506
Amadeus IT Holding SA (a)	7,861	153	Asciano Ltd (a)	114,197	203
Autonomy Corp PLC (a)	8,500	227	Central Japan Railway Co	59	527
Dassault Systemes SA	2,311	177	ComfortDelGro Corp Ltd	73,000	89
Konami Corp	3,600	76	Deutsche Post AG	33,029	607
Nomura Research Institute Ltd	4,000	94	DSV A/S	8,163	189
Oracle Corp Japan	1,500	71	East Japan Railway Co	13,300	925
Sage Group PLC	51,378	237	Firstgroup PLC	18,776	111
SAP AG	33,494	2,016	Groupe Eurotunnel SA	18,628	188
Square Enix Holdings Co Ltd	2,500	46	Hankyu Hanshin Holdings Inc	45,000	217
	$ 3,097		Kawasaki Kisen Kaisha Ltd	27,000	117
Storage & Warehousing - 0.01%			Keikyu Corp	18,000	149
Mitsubishi Logistics Corp	4,000	53	Keio Corp	23,000	154
			Keisei Electric Railway Co Ltd	11,000	78
Telecommunications - 6.13%			Kintetsu Corp	63,000	199
Alcatel-Lucent/France (a)	90,469	448	Koninklijke Vopak NV	2,744	133
Belgacom SA	5,936	223	Kuehne + Nagel International AG	2,107	283
Bezeq The Israeli Telecommunication Corp Ltd	67,916	185	Mitsui OSK Lines Ltd	45,000	298
BT Group PLC	302,832	897	MTR Corp	56,500	208
Cable & Wireless Worldwide PLC	103,115	121	Neptune Orient Lines Ltd/Singapore	35,000	56
Cellcom Israel Ltd	1,930	59	Nippon Express Co Ltd	33,000	142
Deutsche Telekom AG	110,636	1,490	Nippon Yusen KK	60,000	264
Elisa OYJ	5,192	119	Odakyu Electric Railway Co Ltd	24,000	223
Eutelsat Communications	3,866	154	Orient Overseas International Ltd	8,500	68
Foxconn International Holdings Ltd (a)	84,000	60	QR National Ltd (a)	66,658	218
France Telecom SA	72,360	1,601	TNT NV	14,687	386
Hellenic Telecommunications Organization SA	9,565	98	Tobu Railway Co Ltd	32,000	155
Inmarsat PLC	17,077	186	Tokyu Corp	44,000	204
KDDI Corp	114	739	Toll Holdings Ltd	26,059	159
Koninklijke KPN NV	61,374	994	West Japan Railway Co	66	274
Millicom International Cellular SA	2,968	260	Yamato Holdings Co Ltd	15,500	248
Mobistar SA	1,054	67			$ 7,780
NICE Systems Ltd (a)	2,444	84	Water - 0.24%
Nippon Telegraph & Telephone Corp	20,300	990	Severn Trent PLC	9,251	223
Nokia OYJ	146,155	1,267	Suez Environnement Co	10,511	228
NTT DoCoMo Inc	598	1,122	United Utilities Group PLC	26,600	256
Partner Communications Co Ltd	3,325	62	Veolia Environnement	13,587	447
PCCW Ltd	156,000	67			$ 1,154
Portugal Telecom SGPS SA	22,742	266	TOTAL COMMON STOCKS		$ 465,233
SES SA	11,696	301	PREFERRED STOCKS - 0.19%	Shares Held Value (000's)
Singapore Telecommunications Ltd	311,000	726	Automobile Manufacturers - 0.08%
Softbank Corp	31,700	1,300	Bayerische Motoren Werke AG	2,037	110
StarHub Ltd	23,000	47	Porsche Automobil Holding SE	3,415	271
Swisscom AG	910	402			$ 381
Tele2 AB	12,293	281	Consumer Products - 0.09%
Telecom Corp of New Zealand Ltd	74,959	117	Henkel AG & Co KGaA	6,953	421
Telecom Italia SpA	366,291	572
Telecom Italia SpA - RNC	235,182	311	Media - 0.02%
Telefonaktiebolaget LM Ericsson	117,534	1,512	ProSiebenSat.1 Media AG	2,989	96
Telefonica SA	160,307	4,070
Telekom Austria AG	12,967	185	TOTAL PREFERRED STOCKS		$ 898
Telenor ASA	32,351	536		Maturity
TeliaSonera AB	87,625	737		Amount
TeliaSonera AB - Rights (a),(b),(c)	87,625	4
			REPURCHASE AGREEMENTS - 0.61%	(000's)	Value (000's)
Telstra Corp Ltd	169,966	482	Banks - 0.61%
Vodafone Group PLC	2,058,581	5,833	Investment in Joint Trading Account; Credit Suisse $ 570		$ 570
	$ 28,975		Repurchase Agreement; 0.18% dated
Textiles - 0.18%			02/28/11 maturing 03/01/11 (collateralized by
Kuraray Co Ltd	13,400	189	US Treasury Note; $581,424; 0.63%; dated
Nisshinbo Holdings Inc	5,000	54	02/28/13)
Teijin Ltd	37,000	179	Investment in Joint Trading Account; Deutsche	730	730
Toray Industries Inc	57,000	431	Bank Repurchase Agreement; 0.18% dated
	$ 853		02/28/11 maturing 03/01/11 (collateralized by
Toys, Games & Hobbies - 0.26%			Sovereign Agency Issues; $744,951; 0.00% -
Namco Bandai Holdings Inc	7,300	86	6.07%; dated 05/04/11 - 06/15/38)

See accompanying notes.

53

Schedule of Investments
International Equity Index Fund
February 28, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country		Percent
	Amount		Japan		21 .29%
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)	United Kingdom		17 .80%
			France		9 .11%
Banks (continued)			Australia		8 .09%
Investment in Joint Trading Account; JP Morgan $	312	$ 312
Repurchase Agreement; 0.15% dated			Germany		8 .04%
			Switzerland		8 .02%
02/28/11 maturing 03/01/11 (collateralized by			Netherlands		4 .47%
US Treasury Notes; $317,967; 1.23% -
2.75%; dated 01/15/12 - 10/31/13)			Spain		3 .40%
			Sweden		3 .03%
Investment in Joint Trading Account; Merrill	826	826	United States		2 .78%
Lynch Repurchase Agreement; 0.17% dated
02/28/11 maturing 03/01/11 (collateralized by			Italy		2 .63%
			Hong Kong		2 .53%
Sovereign Agency Issues; $842,761; 0.00% -			Singapore		1 .41%
5.13%; dated 03/10/11 - 03/14/36)
Investment in Joint Trading Account; Morgan	463	463	Finland		1 .01%
			Denmark		0 .97%
Stanley Repurchase Agreement; 0.16% dated			Belgium		0 .87%
02/28/11 maturing 03/01/11 (collateralized by
Sovereign Agency Issues; $472,408; 0.00% -			Norway		0 .71%
			Israel		0 .68%
6.79%; dated 07/27/11 - 07/15/29)			Ireland		0 .62%
		$ 2,901	Luxembourg		0 .47%
TOTAL REPURCHASE AGREEMENTS		$ 2,901	Austria		0 .31%
Total Investments		$ 469,032	Portugal		0 .25%
Other Assets in Excess of Liabilities, Net - 0.79%		$ 3,753	Greece		0 .24%
TOTAL NET ASSETS - 100.00%		$ 472,785	Bermuda		0 .09%
			New Zealand		0 .08%
(a) Non-Income Producing Security			Macao		0 .08%
			Jersey, Channel Islands		0 .06%
(b) Security is Illiquid			Guernsey		0 .05%
(c)	Market value is determined in accordance with procedures established in
good faith by the Board of Directors. At the end of the period, the value of			Mexico		0 .04%
			China		0 .03%
these securities totaled $15 or 0.00% of net assets.			Cyprus		0 .03%
			Mauritius		0 .02%
			Other Assets in Excess of Liabilities, Net		0 .79%
Unrealized Appreciation (Depreciation)			TOTAL NET ASSETS		100.00%
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 73,847
Unrealized Depreciation		(6,417)
Net Unrealized Appreciation (Depreciation)		$ 67,430
Cost for federal income tax purposes		$ 401,602
All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2011	Long	27	$ 2,199 $	2,373	$ 174
$ 174

All dollar amounts are shown in thousands (000's)

See accompanying notes.

54

     Schedule of Investments Preferred Securities Fund February 28, 2011 (unaudited)

COMMON STOCKS - 0.16%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.16%			Banks (continued)
BlackRock Preferred Income Strategies Fund Inc	203,483 $	2,011	Wells Fargo Capital XIV	25,200 $	694
Flaherty & Crumrine/Claymore Preferred	114,307	1,942		$ 467,904
Securities Income Fund Inc			Diversified Financial Services - 8.53%
Flaherty & Crumrine/Claymore Total Return Fund	51,316	917	Ameriprise Financial Inc	1,176,659	31,640
Inc			Citigroup Capital IX	458,650	10,141
	$ 4,870		Citigroup Capital VII	447,900	11,027
TOTAL COMMON STOCKS	$ 4,870		Citigroup Capital VIII	190,379	4,670
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital X	336,200	7,561
0.57%	Shares Held Value (000's)		Citigroup Capital XII	142,400	3,788
Banks - 0.45%			Citigroup Capital XIII	269,199	7,282
Bank of America Corp	3,519	3,533	Citigroup Capital XVI	113,250	2,627
Wells Fargo & Co	10,360	10,671	Citigroup Capital XVII	9,000	208
	$ 14,204		Corporate-Backed Trust Certificates 6.00%; Series	170,300	3,806
Electric - 0.12%			GS
Calenergy Capital Trust III	75,000	3,694	Corporate-Backed Trust Certificates 6.00%; Series	5,133	128
			PRU
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 17,898		Corporate-Backed Trust Certificates 6.25%; Series	13,300	336
PREFERRED STOCKS - 53.82%	Shares Held Value (000's)		BMY
Banks - 14.89%			Corporate-Backed Trust Certificates 6.30%; Series	7,300	169
BAC Capital Trust V	66,100	1,493	GS
BAC Capital Trust VIII	162,900	3,651	CORTS Trust for Bristol Meyers Squibb	7,110	181
BAC Capital Trust X	49,300	1,145	CORTS Trust for First Union Institutional Capital I	38,800	1,031
BAC Capital Trust XII	42,200	1,034	Countrywide Capital V	209,500	5,076
Bank of America Corp 6.63%; Series I	202,300	4,754	Countrywide Financial Corp	634,619	15,504
Bank One Capital VI	334,809	8,511	Credit Suisse AG/Guernsey	1,515,792	40,835
Barclays Bank PLC 7.10%	1,020,235	25,026	General Electric Capital Corp 6.00%	89,100	2,272
Barclays Bank PLC 7.75%	646,329	16,410	General Electric Capital Corp 6.05%	99,500	2,545
Barclays Bank PLC 8.13%	288,639	7,441	HSBC Finance Corp 6.00%	17,100	412
BB&T Capital Trust V	903,400	25,331	HSBC Finance Corp 6.88%	331,255	8,288
BNY Capital V	103,982	2,585	JP Morgan Chase Capital XI	699,900	17,414
CoBank ACB 11.00%; Series C (a)	202,000	11,432	JP Morgan Chase Capital XII	36,400	922
CoBank ACB 11.00%; Series D (b)	115,000	6,490	JP Morgan Chase Capital XXIX	347,800	8,945
CoBank ACB 7.00% (a),(b)	42,000	1,957	MBNA Capital E	2,755	70
Deutsche Bank Capital Funding Trust IX	22,450	539	Merrill Lynch Capital Trust I	330,500	7,654
Deutsche Bank Capital Funding Trust VIII	406,403	9,457	Merrill Lynch Capital Trust II	112,900	2,601
Deutsche Bank Capital Funding Trust X	351,900	8,952	Merrill Lynch Capital Trust III 7.00%	5,800	142
Deutsche Bank Contingent Capital Trust II	1,767,100	42,534	Merrill Lynch Capital Trust III 7.375%	5,400	135
Deutsche Bank Contingent Capital Trust III	531,300	13,623	Merrill Lynch Preferred Capital Trust IV	91,500	2,269
Deutsche Bank Contingent Capital Trust V	23,900	634	Merrill Lynch Preferred Capital Trust V	138,900	3,448
Fifth Third Capital Trust V	99,100	2,478	Morgan Stanley Capital Trust III	354,601	8,167
Fifth Third Capital Trust VI	312,571	7,817	Morgan Stanley Capital Trust IV	513,971	12,181
Fifth Third Capital Trust VII	130,300	3,420	Morgan Stanley Capital Trust V	422,449	9,598
Fleet Capital Trust IX	108,900	2,506	Morgan Stanley Capital Trust VI	341,981	8,307
Fleet Capital Trust VIII	138,422	3,452	Morgan Stanley Capital Trust VII	196,100	4,740
Goldman Sachs Group Inc/The	4,700	114	Morgan Stanley Capital Trust VIII	96,949	2,335
HSBC Holdings PLC 6.20%	1,074,600	25,275	National City Capital Trust IV	29,500	771
HSBC Holdings PLC 8.00%	568,400	15,347	National Rural Utilities Cooperative Finance	23,163	580
HSBC USA Inc	16,200	774	Corp 6.10%
KeyCorp Capital V	14,700	337	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	408
KeyCorp Capital X	21,900	569	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,320
Lloyds Banking Group PLC	31,900	832	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	969
M&T Capital Trust IV	381,400	10,225	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	335
National City Capital Trust II	526,056	13,109	SATURNS 2001-06 7.25%; Series BAC	2,100	53
National City Capital Trust III	133,900	3,333	SATURNS 2004-04 6.00%; Series GS	132,500	3,012
PNC Capital Trust C	745,596	19,564	SATURNS 2004-06 6.00%; Series GS	175,100	3,952
PNC Capital Trust D	551,197	13,780	SATURNS 2004-2 5.75%; Series GS	7,900	188
			SG Preferred Capital II LLC (a)	8,800	8,129
PNC Financial Services Group Inc	158,677	4,545
Santander Finance Preferred SA Unipersonal	2,233,112	63,800		$ 268,172
SunTrust Capital IX	316,600	8,156	Electric - 4.48%
USB Capital VI	399,637	10,023	Alabama Power Co - Series 2007B	53,445	1,375
USB Capital VII	213,208	5,294	Alabama Power Co - Series II	299,379	7,544
USB Capital VIII	46,400	1,177	Dominion Resources Inc/VA	1,199,653	34,610
USB Capital X	216,756	5,501	Entergy Arkansas Inc	35,863	898
USB Capital XI	154,836	3,964	Entergy Louisiana LLC	3,469	90
USB Capital XII	351,778	8,816	Entergy Texas Inc	960,623	26,878
Wachovia Capital Trust IX	685,800	17,070	Georgia Power Capital Trust VII	43,363	1,091
Wells Fargo Capital IX	445,243	10,935	Georgia Power Co 6.50%	50,000	5,136
Wells Fargo Capital VII	316,539	7,869	Georgia Power Co 8.20%	217,550	6,479
Wells Fargo Capital XI	19,800	503	Gulf Power Co 6.00%	6,500	640
Wells Fargo Capital XII	135,600	3,626	Gulf Power Co 6.45%	4,600	464
			NextEra Energy Capital Holdings Inc	463,970	13,223

See accompanying notes.

55

Schedule of Investments
Preferred Securities Fund
February 28, 2011 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
PPL Capital Funding Inc	445,789 $	11,542	PS Business Parks Inc - Series H	159,654 $	3,979
PPL Energy Supply LLC	200,388	5,132	PS Business Parks Inc - Series I	243,000	5,923
SCANA Corp	20,400	570	PS Business Parks Inc - Series M	111,705	2,821
Xcel Energy Inc 7.60%	928,652	25,129	PS Business Parks Inc - Series O	61,938	1,564
	$ 140,801		PS Business Parks Inc - Series P	588,709	14,317
Insurance - 9.24%			PS Business Parks Inc - Series R	129,700	3,185
Aegon NV 4.00%	66,900	1,490	Public Storage Inc 6.18%; Series D	40,600	993
Aegon NV 6.375%	524,107	11,719	Public Storage Inc 6.25%; Series Z	11,270	279
Aegon NV 6.50%	246,058	5,526	Public Storage Inc 6.45%; Series F	318,900	7,839
Allianz SE	1,026,282	26,555	Public Storage Inc 6.45%; Series X	226,740	5,571
Arch Capital Group Ltd 7.88%	133,743	3,376	Public Storage Inc 6.50%; Series W	390,025	9,622
Arch Capital Group Ltd 8.00%	487,770	12,321	Public Storage Inc 6.60%; Series C	166,800	4,168
Assured Guaranty Municipal Holdings Inc	163,831	3,519	Public Storage Inc 6.63%; Series M	7,050	181
Axis Capital Holdings Ltd 7.50%; Series B	333,000	32,821	Public Storage Inc 6.75%; Series E	44,728	1,120
Berkley W R Capital Trust	763,832	19,065	Public Storage Inc 6.75%; Series L	321,426	8,071
Delphi Financial Group Inc 7.38%	519,989	12,537	Public Storage Inc 6.88%	4,900	127
Everest Re Capital Trust II	370,815	9,085	Public Storage Inc 6.95%; Series H	70,352	1,776
ING Groep NV 6.13%	69,248	1,501	Public Storage Inc 7.00%; Series G	32,148	812
ING Groep NV 6.20%	30,250	671	Public Storage Inc 7.00%; Series N	33,581	864
ING Groep NV 6.38%	848,000	18,181	Public Storage Inc 7.25%; Series K	693,429	17,606
ING Groep NV 7.05%	945,438	21,679	Public Storage Inc Series Y (d)	98,900	2,222
ING Groep NV 7.20%	165,345	3,897	Realty Income Corp - Series D	330,810	8,237
ING Groep NV 7.38%	844,300	20,221	Regency Centers Corp 6.70%	255,908	6,167
ING Groep NV 8.50%	80,700	2,030	Regency Centers Corp 7.25%	262,796	6,475
Lincoln National Corp 6.75%	13,600	338	Regency Centers Corp 7.45%	278,161	6,954
Markel Corp	155,233	3,927	UDR Inc	96,500	2,405
PartnerRe Ltd 6.50%	202,466	4,940	Vornado Realty LP	1,431,833	39,318
PartnerRe Ltd 6.75%	100,328	2,472	Vornado Realty Trust - Series F	419,925	10,162
PLC Capital Trust III	16,084	403	Vornado Realty Trust - Series G	12,700	306
PLC Capital Trust IV	47,500	1,195	Vornado Realty Trust - Series H	37,700	913
PLC Capital Trust V	266,500	6,335	Vornado Realty Trust - Series I	116,293	2,817
Protective Life Corp	562,374	14,088	Wachovia Corp 7.25%	392,654	9,985
Prudential Financial Inc	682,818	18,859	Weingarten Realty Investors 6.50%	811,600	19,844
Prudential PLC 6.50%	96,899	2,371	Weingarten Realty Investors 6.95%	204,300	5,067
Prudential PLC 6.75%	170,992	4,265	Weingarten Realty Investors 8.10%	1,822,202	41,091
RenaissanceRe Holdings Ltd - Series C	249,435	5,837		$ 390,839
RenaissanceRe Holdings Ltd - Series D	608,100	14,990	Sovereign - 0.80%
Torchmark Capital Trust III	22,400	563	Farm Credit Bank/Texas	23,800	25,250
XL Group PLC (a),(c)	180,000	3,555
	$ 290,332		Telecommunications - 1.13%
Media - 2.16%			Centaur Funding Corp (a),(d)	2,950	1,462
CBS Corp 6.75%	778,000	19,987	Centaur Funding Corp 9.08% (a)	21,543	23,711
Comcast Corp 6.63%	856,254	21,954	Telephone & Data Systems Inc 6.63%	368,818	9,143
Comcast Corp 7.00%	174,645	4,461	Telephone & Data Systems Inc 7.60%	49,327	1,250
Comcast Corp 7.00%; Series B	307,000	7,825		$ 35,566
Viacom Inc	532,000	13,646	TOTAL PREFERRED STOCKS	$ 1,691,590
	$ 67,873			Principal
Oil & Gas - 0.15%				Amount
Nexen Inc	191,525	4,853	BONDS - 42.48%	(000's) Value (000's)
			Banks - 12.30%
REITS - 12.44%			ABN Amro North American Holding Preferred
AMB Property Corp - Series L	153,100	3,720	Capital Repackage Trust I
AMB Property Corp - Series M	55,900	1,346	6.52%, 12/29/2049(a),(e)	$ 23,100 $	21,252
AMB Property Corp - Series P	79,009	1,990	Agfirst Farm Credit Bank
BRE Properties Inc - Series C	198,773	4,832	7.30%, 12/31/2049(a),(b)	1,850	1,575
CommonWealth REIT	318,430	6,754	BAC Capital Trust XIII
CommonWealth REIT - Series C	794,752	19,742	0.70%, 12/31/2049(e)	5,000	3,458
Developers Diversified Realty Corp 7.50%	70,000	1,688	BankAmerica Institutional Capital A
Developers Diversified Realty Corp 8.00%	69,100	1,724	8.07%, 12/31/2026(a)	15,500	15,732
Duke Realty Corp 6.50%	288,100	6,658	BankAmerica Institutional Capital B
Duke Realty Corp 6.60%	81,400	1,906	7.70%, 12/31/2026(a)	5,000	5,025
Duke Realty Corp 6.63%	261,600	6,114	Barclays Bank PLC
Duke Realty Corp 6.95%	739,117	18,360	6.28%, 12/31/2049	14,300	12,201
Duke Realty Corp 7.25%	147,232	3,732	6.86%, 09/29/2049(a),(e)	14,402	13,394
Harris Preferred Capital Corp	72,900	1,851	7.43%, 12/31/2049(a),(e)	8,956	8,754
HCP Inc 7.10%	6,400	160	BB&T Capital Trust I
Kimco Realty Corp 6.65%	86,672	2,145	5.85%, 08/18/2035	2,569	2,340
Kimco Realty Corp 6.90%	304,226	7,569	BB&T Capital Trust IV
Kimco Realty Corp 7.75%	1,495,370	38,670	6.82%, 06/12/2057(e)	17,500	17,801
Prologis - Series C	125,000	6,867	BBVA International Preferred SA Unipersonal
Prologis - Series G	92,900	2,230	5.92%, 12/30/2049(e)	26,805	21,748

See accompanying notes.

56

     Schedule of Investments Preferred Securities Fund February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BNP Paribas			SunTrust Capital VIII
5.19%, 06/29/2049(a),(e)	$ 6,000 $	5,580	6.10%, 12/15/2036	$ 32,759 $	31,327
7.20%, 06/29/2049(a)	2,100	1,990	Wachovia Capital Trust I
BPCE SA			7.64%, 01/15/2027(a)	105	110
3.80%, 07/29/2049(e)	6,000	4,039	Wachovia Capital Trust V
6.75%, 01/27/2049	11,500	10,292	7.97%, 06/01/2027(a)	8,500	8,907
12.50%, 08/29/2049(a)	500	563		$ 386,671
Capital One Capital VI			Diversified Financial Services - 12.52%
8.88%, 05/15/2040	600	637	Ageas Hybrid Financing SA
Claudius Ltd for Credit Suisse			8.25%, 02/28/2049	30,822	29,666
7.88%, 06/29/2049	20,042	20,643	American Express Co
Corestates Capital I			6.80%, 09/01/2066(e)	21,800	22,162
8.00%, 12/15/2026(a)	1,725	1,812	BankBoston Capital Trust IV
Credit Agricole SA			0.90%, 06/08/2028(e)	5,000	3,704
8.38%, 12/13/2049(a),(e)	11,810	12,548	Capital One Capital III
9.75%, 06/29/2049	5,138	5,575	7.69%, 08/15/2036	5,700	5,864
Den Norske Creditbank			Capital One Capital IV
0.56%, 11/29/2049(e)	8,940	5,364	6.75%, 02/17/2037	45,220	45,220
0.61%, 08/29/2049(e)	6,150	3,690	Countrywide Capital III
Fifth Third Capital Trust IV			8.05%, 06/15/2027	10,160	10,605
6.50%, 04/15/2037(e)	8,000	7,800	Credit Suisse AG/Guernsey
First Empire Capital Trust I			1.00%, 05/29/2049(e)	13,000	9,892
8.23%, 02/01/2027	2,000	2,029	Glen Meadow Pass-Through Trust
First Empire Capital Trust II			6.51%, 02/12/2067(a),(e)	56,611	50,242
8.28%, 06/01/2027	7,000	7,097	HSBC Finance Capital Trust IX
First Hawaiian Capital I			5.91%, 11/30/2035	5,000	4,738
8.34%, 07/01/2027	5,000	5,100	JP Morgan Chase Capital XX
First Union Capital II			6.55%, 09/29/2036	9,950	10,225
7.95%, 11/15/2029	700	765	JP Morgan Chase Capital XXII
First Union Institutional Capital I			6.45%, 02/02/2037	10,307	10,569
8.04%, 12/01/2026	1,100	1,127	JP Morgan Chase Capital XXV
First Union Institutional Capital II			6.80%, 10/01/2037	8,005	8,379
7.85%, 01/01/2027	1,000	1,047	JP Morgan Chase Capital XXVII
Goldman Sachs Group Inc/The			7.00%, 11/01/2039	19,700	20,627
6.75%, 10/01/2037	7,500	7,687	Macquarie PMI LLC
HBOS Capital Funding LP			8.38%, 12/02/2049	3,000	3,133
6.07%, 06/29/2049(a),(e)	1,090	976	Man Group PLC
HSBC Bank PLC			5.00%, 08/09/2017	18,800	16,375
0.69%, 06/29/2049(e)	5,000	3,100	11.00%, 05/29/2049	2,300	2,455
0.75%, 09/29/2049(e)	5,000	3,100	Old Mutual Capital Funding LP
HSBC Capital Funding LP/Jersey Channel Islands			8.00%, 05/29/2049	22,739	21,830
10.18%, 12/29/2049(a),(e)	6,000	7,980	QBE Capital Funding II LP
HSBC USA Capital Trust I			6.80%, 06/29/2049(a),(e)	1,900	1,767
7.81%, 12/15/2026(a)	300	306	Swiss Re Capital I LP
LBG Capital No.1 PLC			6.85%, 05/29/2049(a),(e)	28,820	28,532
7.88%, 11/01/2020	11,100	10,712	ZFS Finance USA Trust II
Natixis			6.45%, 12/15/2065(a),(e)	78,950	80,529
9.00%, 04/29/2049	532	520	ZFS Finance USA Trust IV
NB Capital Trust II			5.88%, 05/09/2032(a)	3,000	2,988
7.83%, 12/15/2026	3,325	3,358	ZFS Finance USA Trust V
NB Capital Trust IV			6.50%, 05/09/2037(a)	3,900	3,890
8.25%, 04/15/2027	2,500	2,556		$ 393,392
Nordea Bank AB			Electric - 1.85%
5.42%, 12/20/2049(a)	4,000	3,878	Integrys Energy Group Inc
North Fork Capital Trust II			6.11%, 12/01/2066(e)	4,299	4,181
8.00%, 12/15/2027	5,050	5,119	NextEra Energy Capital Holdings Inc
PNC Preferred Funding Trust I			6.35%, 10/01/2066(e)	4,000	3,915
6.52%, 12/31/2049(a),(e)	8,700	7,144	6.65%, 06/15/2067(e)	3,000	2,985
Republic New York Capital I			7.30%, 09/01/2067(e)	37,255	38,838
7.75%, 11/15/2026	7,200	7,358	PPL Capital Funding Inc
Santander Finance Preferred SA Unipersonal			6.70%, 03/30/2067(e)	8,500	8,351
10.50%, 12/31/2049(e)	1,520	1,723		$ 58,270
Societe Generale			Insurance - 14.27%
5.92%, 04/29/2049(a),(e)	18,300	16,634
			ACE Capital Trust II
8.75%, 10/29/2049	22,660	23,680	9.70%, 04/01/2030	3,690	4,576
Standard Chartered PLC			Aegon NV
0.56%, 07/29/2049(e)	2,000	1,180
7.01%, 07/29/2049(a)	18,750	18,338	2.63%, 07/29/2049	9,330	6,211
			Allstate Corp/The
			6.13%, 05/15/2037(e)	5,000	5,100

See accompanying notes.

57

     Schedule of Investments Preferred Securities Fund February 28, 2011 (unaudited)

	Principal			Maturity
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS - 1.89%	(000's)	Value (000's)
Insurance (continued)			Banks - 1.89%
AXA SA			Investment in Joint Trading Account; Credit Suisse $	11,693	$ 11,693
6.38%, 12/29/2049(a),(e)	$ 42,818	$ 38,804	Repurchase Agreement; 0.18% dated
6.46%, 12/31/2049(a),(e)	9,300	8,219	02/28/11 maturing 03/01/11 (collateralized by
8.60%, 12/15/2030	9,325	11,009	US Treasury Note; $11,927,022; 0.63%;
Catlin Insurance Co Ltd			dated 02/28/13)
7.25%, 12/31/2049(a)	65,475	62,692	Investment in Joint Trading Account; Deutsche	14,982	14,982
Everest Reinsurance Holdings Inc			Bank Repurchase Agreement; 0.18% dated
6.60%, 05/15/2037(e)	25,820	24,981	02/28/11 maturing 03/01/11 (collateralized by
Great-West Life & Annuity Insurance Capital I			Sovereign Agency Issues; $15,281,496;
6.63%, 11/15/2034(a)	4,000	3,668	0.00% - 6.07%; dated 05/04/11 - 06/15/38)
Great-West Life & Annuity Insurance Co			Investment in Joint Trading Account; JP Morgan	6,395	6,395
7.15%, 05/16/2046(a),(e)	4,750	4,869	Repurchase Agreement; 0.15% dated
Liberty Mutual Group Inc			02/28/11 maturing 03/01/11 (collateralized by
7.00%, 03/15/2037(a),(e)	2,700	2,636	US Treasury Notes; $6,522,590; 1.23% -
7.80%, 03/15/2037(a)	9,200	9,200	2.75%; dated 01/15/12 - 10/31/13)
10.75%, 06/15/2058(a),(e)	15,300	19,928	Investment in Joint Trading Account; Merrill	16,949	16,949
Liberty Mutual Insurance Co			Lynch Repurchase Agreement; 0.17% dated
7.70%, 10/15/2097(a)	5,000	4,522	02/28/11 maturing 03/01/11 (collateralized by
Lincoln National Corp			Sovereign Agency Issues; $17,287,920;
6.05%, 04/20/2067(e)	1,520	1,454	0.00% - 5.13%; dated 03/10/11 - 03/14/36)
7.00%, 05/17/2066(e)	12,775	12,711	Investment in Joint Trading Account; Morgan	9,501	9,500
MetLife Capital Trust IV			Stanley Repurchase Agreement; 0.16% dated
7.88%, 12/15/2037(a)	29,200	31,463	02/28/11 maturing 03/01/11 (collateralized by
MetLife Capital Trust X			Sovereign Agency Issues; $9,690,705; 0.00%
9.25%, 04/08/2038(a)	15,835	19,160	- 6.79%; dated 07/27/11 - 07/15/29)
MMI Capital Trust I					$ 59,519
7.63%, 12/15/2027	1,073	1,101	TOTAL REPURCHASE AGREEMENTS		$ 59,519
Nationwide Financial Services			Total Investments		$ 3,109,081
6.75%, 05/15/2037	64,895	60,839	Other Assets in Excess of Liabilities, Net - 1.08%		$ 33,970
Oil Insurance Ltd			TOTAL NET ASSETS - 100.00%		$ 3,143,051
7.56%, 12/29/2049(a),(e)	3,095	2,928
Progressive Corp/The
6.70%, 06/15/2037	5,550	5,931	(a)		Security exempt from registration under Rule 144A of the Securities Act of
Prudential Financial Inc			1933. These securities may be resold in transactions exempt from
8.88%, 06/15/2038(e)	21,623	25,191	registration, normally to qualified institutional buyers. Unless otherwise
Prudential PLC			indicated, these securities are not considered illiquid. At the end of the
6.50%, 06/29/2049	20,400	18,666	period, the value of these securities totaled $593,269 or 18.88% of net
11.75%, 12/29/2049(e)	3,200	3,776	assets.
Reinsurance Group of America Inc			(b) Security is Illiquid
6.75%, 12/15/2065(e)	10,300	10,099	(c)		Market value is determined in accordance with procedures established in
USF&G Capital III			good faith by the Board of Directors. At the end of the period, the value of
8.31%, 07/01/2046(a)	2,000	2,241	these securities totaled $3,555 or 0.11% of net assets.
White Mountains Re Group Ltd			(d) Non-Income Producing Security
7.51%, 05/29/2049(a),(e)	3,200	3,066	(e)	Variable Rate. Rate shown is in effect at February 28, 2011.
XL Group PLC
6.50%, 12/31/2049(e)	47,000	43,475

		$ 448,516	Unrealized Appreciation (Depreciation)
Office & Business Equipment - 0.17%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Xerox Capital Trust I			cost of investments held as of the period end were as follows:
8.00%, 02/01/2027	5,081	5,170
			Unrealized Appreciation		$ 445,789
Pipelines - 0.32%			Unrealized Depreciation		(18,224)
TransCanada PipeLines Ltd			Net Unrealized Appreciation (Depreciation)		$ 427,565
6.35%, 05/15/2067(e)	9,723	9,882
			Cost for federal income tax purposes		$ 2,674,608

Savings & Loans - 0.23%			All dollar amounts are shown in thousands (000's)
Sovereign Capital Trust VI			Portfolio Summary (unaudited)
7.91%, 06/13/2036	7,060	7,326	Sector		Percent

Sovereign - 0.29%			Financial		86 .76%
Svensk Exportkredit AB			Utilities		6 .45%
6.38%, 10/29/2049(a)	10,000	9,181	Communications		3 .29%
			Government		1 .09%
Transportation - 0.53%			Industrial		0 .53%
BNSF Funding Trust I			Energy		0 .47%
6.61%, 12/15/2055(e)	16,150	16,796	Technology		0 .17%
			Exchange Traded Funds		0 .16%
TOTAL BONDS		$ 1,335,204	Other Assets in Excess of Liabilities, Net		1 .08%
			TOTAL NET ASSETS		100.00%

See accompanying notes.

58

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FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
BOND MARKET INDEX FUND
Class J shares
2011(b)	$10 .65	$0.10	($0 .25)	($0 .15)	($0 .14)	($0 .02)	($0 .16)	$10.34
2010(g)	10.17	0 .08	0 .40	0 .48	–	–	–	10 .65
Institutional shares
2011(b)	10.71	0 .13	( 0 .24)	( 0 .11)	( 0 .19)	(0.02)	( 0 .21)	10 .39
2010(i)	10.00	0 .18	0 .53	0 .71	–	–	–	10 .71
R-1 shares
2011(b)	10.65	0 .09	( 0 .24)	( 0 .15)	( 0 .13)	(0.02)	( 0 .15)	10 .35
2010(i)	10.00	0 .12	0 .53	0 .65	–	–	–	10 .65
R-2 shares
2011(b)	10.66	0 .09	( 0 .23)	( 0 .14)	( 0 .15)	(0.02)	( 0 .17)	10 .35
2010(i)	10.00	0 .13	0 .53	0 .66	–	–	–	10 .66
R-3 shares
2011(b)	10.67	0 .10	( 0 .24)	( 0 .14)	( 0 .15)	(0.02)	( 0 .17)	10 .36
2010(i)	10.00	0 .14	0 .53	0 .67	–	–	–	10 .67
R-4 shares
2011(b)	10.68	0 .11	( 0 .23)	( 0 .12)	( 0 .17)	(0.02)	( 0 .19)	10 .37
2010(i)	10.00	0 .15	0 .53	0 .68	–	–	–	10 .68
R-5 shares
2011(b)	10.69	0 .12	( 0 .24)	( 0 .12)	( 0 .17)	(0.02)	( 0 .19)	10 .38
2010(i)	10.00	0 .16	0 .53	0 .69	–	–	–	10 .69
DIVERSIFIED REAL ASSET FUND
Institutional shares
2011(b)	10.14	0 .05	1 .84	1 .89	( 0 .04)	(0.02)	( 0 .06)	11 .97
2010(g)	10.00	0 .05	0 .11	0 .16	( 0 .02)	–	( 0 .02)	10 .14
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2011(b)	9.10	0 .08	2 .06	2 .14	( 0 .17)	(0.01)	( 0 .18)	11 .06
2010(i)	10.00	0 .17	( 1 .07)	( 0 .90)	–	–	–	9.10
R-1 shares
2011(b)	9.05	0 .03	2 .04	2 .07	( 0 .17)	(0.01)	( 0 .18)	10 .94
2010(i)	10.00	0 .12	( 1 .07)	( 0 .95)	–	–	–	9.05
R-2 shares
2011(b)	9.05	0 .04	2 .05	2 .09	( 0 .14)	(0.01)	( 0 .15)	10 .99
2010(i)	10.00	0 .09	( 1 .04)	( 0 .95)	–	–	–	9.05
R-3 shares
2011(b)	9.07	0 .05	2 .05	2 .10	( 0 .17)	(0.01)	( 0 .18)	10 .99
2010(i)	10.00	0 .10	( 1 .03)	( 0 .93)	–	–	–	9.07
R-4 shares
2011(b)	9.08	0 .06	2 .06	2 .12	( 0 .15)	(0.01)	( 0 .16)	11 .04
2010(i)	10.00	0 .17	( 1 .09)	( 0 .92)	–	–	–	9.08
R-5 shares
2011(b)	9.08	0 .07	2 .07	2 .14	( 0 .16)	(0.01)	( 0 .17)	11 .05
2010(i)	10.00	0 .09	( 1 .01)	( 0 .92)	–	–	–	9.08

See accompanying notes.

60

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
	Net Assets, End of	Ratio of Expenses	Ratio of Gross	Investment Income
	Period (in	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	thousands)	Assets	Net Assets	Assets	Turnover Rate

(1 .40)%(c),(d)	$27,947	0.87%(e)	0 .99%(e),(f)	1 .93%(e)	96 .2%(e)
4 .72 (c),(d)	29,318	1.29 (e)	1 .37 (e),(f)	1 .57 (e)	216 .8 (e)

(1 .03) (c)	763,875	0.26 (e)	0 .26 (e),(h)	2 .55 (e)	96 .2 (e)
7.10 (c)	530,223	0.26 (e)	0 .26 (e),(h)	2 .54 (e)	216 .8 (e)

(1 .45) (c)	1,508	1.14 (e)	1 .14 (e),(h)	1 .66 (e)	96 .2 (e)
6.50 (c)	2,133	1.15 (e)	1 .16 (e),(h)	1 .70 (e)	216 .8 (e)

(1 .36) (c)	3,531	1.01 (e)	1 .01 (e),(h)	1 .80 (e)	96 .2 (e)
6.60 (c)	3,814	1.02 (e)	1 .02 (e),(h)	1 .83 (e)	216 .8 (e)

(1 .31) (c)	4,448	0.83 (e)	0 .83 (e),(h)	1 .98 (e)	96 .2 (e)
6.70 (c)	5,206	0.84 (e)	0 .84 (e),(h)	2 .01 (e)	216 .8 (e)

(1 .15) (c)	4,075	0.64 (e)	0 .64 (e),(h)	2 .18 (e)	96 .2 (e)
6.80 (c)	2,675	0.65 (e)	0 .65 (e),(h)	2 .20 (e)	216 .8 (e)

(1 .09) (c)	8,318	0.52 (e)	0 .52 (e),(h)	2 .29 (e)	96 .2 (e)
6.90 (c)	9,296	0.53 (e)	0 .52 (e),(h)	2 .34 (e)	216 .8 (e)

18.73 (c)	512,111	0.86 (e)	0 .86 (e),(h)	0 .83 (e)	46 .3 (e)
1.57 (c)	173,814	0.90 (e)	0 .90 (e),(h)	1 .16 (e)	38 .1 (e)

23.68 (c)	467,191	0.34 (e)	0 .34 (e),(h)	1 .52 (e)	27 .9 (e)
(9 .00) (c)	343,101	0.35 (e)	0 .38 (e),(h)	2 .74 (e)	48 .3 (e)

23.03 (c)	21	1.22 (e)	1 .22 (e),(h)	0 .55 (e)	27 .9 (e)
(9 .50) (c)	9	1 .23 (e)	3 .25 (e),(h)	1 .92 (e)	48 .3 (e)

23.26 (c)	65	1.09 (e)	1 .09 (e),(h)	0 .76 (e)	27 .9 (e)
(9 .50) (c)	47	1 .10 (e)	1 .90 (e),(h)	1 .43 (e)	48 .3 (e)

23.25 (c)	522	0.91 (e)	0 .91 (e),(h)	0 .99 (e)	27 .9 (e)
(9 .30) (c)	55	0 .92 (e)	1 .76 (e),(h)	1 .54 (e)	48 .3 (e)

23.46 (c)	2,812	0.72 (e)	0 .72 (e),(h)	1 .14 (e)	27 .9 (e)
(9 .20) (c)	1,089	0.73 (e)	0 .77 (e),(h)	2 .78 (e)	48 .3 (e)

23.66 (c)	2,174	0.60 (e)	0 .60 (e),(h)	1 .29 (e)	27 .9 (e)
(9 .20) (c)	1,652	0.61 (e)	0 .66 (e),(h)	1 .48 (e)	48 .3 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2011.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(h)	Excludes expense reimbursement from Manager.
(i)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

61

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PREFERRED SECURITIES FUND
Class J shares
2011(b)	$9.70	$0.27	$0 .31	$0 .58	($0 .29)	($0 .06)	($0 .35)	$9 .93
2010(g)	8.74	0 .47	0 .97	1 .44	(0.48)	–	(0.48)	9.70
2009(h)	6.59	0 .55	2 .15	2 .70	(0.55)	–	(0.55)	8.74
2008(h)	9.97	0 .53	(3.39)	(2.86)	(0.52)	–	(0.52)	6.59
2007(h)	10.62	0 .53	(0.63)	(0.10)	(0.55)	–	(0.55)	9.97
2006(h)	10.48	0 .51	0 .10	0 .61	(0.47)	–	(0.47)	10 .62
Institutional shares
2011(b)	9.82	0 .31	0 .29	0 .60	(0.31)	( 0 .06)	(0.37)	10 .05
2010(g)	8.84	0 .53	0 .99	1 .52	(0.54)	–	(0.54)	9.82
2009(h)	6.66	0 .61	2 .17	2 .78	(0.60)	–	(0.60)	8.84
2008(h)	10.07	0 .60	(3.43)	(2.83)	(0.58)	–	(0.58)	6.66
2007(h)	10.73	0 .61	(0.63)	(0.02)	(0.64)	–	(0.64)	10 .07
2006(h)	10.58	0 .61	0 .09	0 .70	(0.55)	–	(0.55)	10 .73
R-1 shares
2011(b)	9.79	0 .26	0 .30	0 .56	(0.27)	( 0 .06)	(0.33)	10 .02
2010(g)	8.82	0 .46	0 .98	1 .44	(0.47)	–	(0.47)	9.79
2009(h)	6.65	0 .54	2 .17	2 .71	(0.54)	–	(0.54)	8.82
2008(h)	10.05	0 .52	(3.42)	(2.90)	(0.50)	–	(0.50)	6.65
2007(h)	10.70	0 .51	(0.62)	(0.11)	(0.54)	–	(0.54)	10 .05
2006(h)	10.56	0 .52	0 .08	0 .60	(0.46)	–	(0.46)	10 .70
R-2 shares
2011(b)	9.75	0 .27	0 .30	0 .57	(0.28)	( 0 .06)	(0.34)	9.98
2010(g)	8.79	0 .47	0 .97	1 .44	(0.48)	–	(0.48)	9.75
2009(h)	6.62	0 .55	2 .17	2 .72	(0.55)	–	(0.55)	8.79
2008(h)	10.02	0 .53	(3.41)	(2.88)	(0.52)	–	(0.52)	6.62
2007(h)	10.67	0 .51	(0.61)	(0.10)	(0.55)	–	(0.55)	10 .02
2006(h)	10.52	0 .53	0 .09	0 .62	(0.47)	–	(0.47)	10 .67
R-3 shares
2011(b)	9.78	0 .28	0 .30	0 .58	(0.29)	( 0 .06)	(0.35)	10 .01
2010(g)	8.81	0 .49	0 .98	1 .47	(0.50)	–	(0.50)	9.78
2009(h)	6.63	0 .57	2 .17	2 .74	(0.56)	–	(0.56)	8.81
2008(h)	10.04	0 .55	(3.43)	(2.88)	(0.53)	–	(0.53)	6.63
2007(h)	10.69	0 .55	(0.63)	(0.08)	(0.57)	–	(0.57)	10 .04
2006(h)	10.54	0 .55	0 .09	0 .64	(0.49)	–	(0.49)	10 .69
R-4 shares
2011(b)	9.77	0 .29	0 .30	0 .59	(0.30)	( 0 .06)	(0.36)	10 .00
2010(g)	8.80	0 .50	0 .98	1 .48	(0.51)	–	(0.51)	9.77
2009(h)	6.63	0 .58	2 .17	2 .75	(0.58)	–	(0.58)	8.80
2008(h)	10.03	0 .57	(3.42)	(2.85)	(0.55)	–	(0.55)	6.63
2007(h)	10.70	0 .56	(0.63)	(0.07)	(0.60)	–	(0.60)	10 .03
2006(h)	10.55	0 .56	0 .10	0 .66	(0.51)	–	(0.51)	10 .70
R-5 shares
2011(b)	9.79	0 .31	0 .28	0 .59	(0.30)	( 0 .06)	(0.36)	10 .02
2010(g)	8.81	0 .49	1 .01	1 .50	(0.52)	–	(0.52)	9.79
2009(h)	6.64	0 .59	2 .17	2 .76	(0.59)	–	(0.59)	8.81
2008(h)	10.05	0 .58	(3.43)	(2.85)	(0.56)	–	(0.56)	6.64
2007(h)	10.71	0 .57	(0.62)	(0.05)	(0.61)	–	(0.61)	10 .05
2006(h)	10.56	0 .58	0 .10	0 .68	(0.53)	–	(0.53)	10 .71

See accompanying notes.

62

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets	Assets	Turnover Rate

6.00%(c),(d)	$28,514	1.34%(e)	1 .46%(e),(f)	5 .61%(e)	16 .1%(e)
16.97 (c),(d)	27,450	1.45 (e)	1.51 (e),(f)	6.19 (e)	23 .4 (e)
43.45 (d)	22,511	1.50	1 .55 (f)	7 .73	26 .2
(29 .84) (d)	16,099	1.46	–	5 .94	18 .7
(1 .03) (d)	25,471	1.51	–	5 .05	33 .9
5.95 (d)	24,881	1.58	1 .58 (f)	4 .92	22 .4

6.23 (c)	1,340,251	0.76 (e)	–	6.19 (e)	16 .1 (e)
17.67 (c)	1,292,939	0.75 (e)	–	6.89 (e)	23 .4 (e)
44.52	1,279,494	0.74	–	8 .52	26 .2
(29 .34)	909,039	0.74	–	6 .70	18 .7
(0 .26)	712,347	0.75	–	5 .80	33 .9
6.88	580,507	0.75	–	5 .77	22 .4

5.80 (c)	1,463	1.60 (e)	–	5.33 (e)	16 .1 (e)
16.77 (c)	1,458	1.60 (e)	–	6.01 (e)	23 .4 (e)
43.25	1,272	1.61	–	7 .44	26 .2
(29 .92)	593	1.62	–	5 .83	18 .7
(1 .12)	545	1.63	–	4 .86	33 .9
5.87	176	1.63	–	4 .97	22 .4

5.89 (c)	775	1.47 (e)	–	5.44 (e)	16 .1 (e)
16.86 (c)	919	1.47 (e)	–	6.14 (e)	23 .4 (e)
43.60	1,054	1.48	–	7 .70	26 .2
(29 .91)	667	1.49	–	5 .96	18 .7
(0 .98)	681	1.49	–	5 .00	33 .9
6.12	22	1.50	–	5 .00	22 .4

5.97 (c)	2,100	1.29 (e)	–	5.69 (e)	16 .1 (e)
17.09 (c)	1,962	1.29 (e)	–	6.37 (e)	23 .4 (e)
43.92	1,657	1.30	–	8 .16	26 .2
(29 .83)	1,518	1.31	–	6 .16	18 .7
(0 .78)	1,911	1.32	–	5 .23	33 .9
6.30	655	1.32	–	5 .21	22 .4

6.08 (c)	2,177	1.10 (e)	–	5.83 (e)	16 .1 (e)
17.29 (c)	2,130	1.10 (e)	–	6.55 (e)	23 .4 (e)
44.04	2,218	1.11	–	8 .18	26 .2
(29 .63)	1,710	1.12	–	6 .34	18 .7
(0 .77)	234	1.12	–	5 .37	33 .9
6.50	10	1.13	–	5 .37	22 .4

6.13 (c)	1,219	0.98 (e)	–	6.15 (e)	16 .1 (e)
17.46 (c)	656	0.98 (e)	–	6.31 (e)	23 .4 (e)
44.16	1,098	0.99	–	7 .93	26 .2
(29 .58)	492	1.00	–	6 .49	18 .7
(0 .54)	575	1.00	–	5 .45	33 .9
6.62	33	1.01	–	5 .50	22 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2011.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h)	For the period November 1 to October 31 in the year indicated.

See accompanying notes.

63

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. February 28, 2011 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2010	Account Value	Account Value	September 1, 2010	Annualized
	September 1,	February 28,	to February 28,	September 1,	February 28,	to February 28,	Expense
	2010	2011	2011(a)	2010	2011	2011(a)	Ratio
Bond Market Index Fund
Class J	$1,000.00	$986.03	$4.28	$1,000.00	$1,020.48	$4.36	0.87%
Institutional	1,000.00	989.69	1.28	1,000.00	1,023.51	1.30	0.26
R-1	1,000.00	985.53	5.61	1,000.00	1,019.14	5.71	1.14
R-2	1,000.00	986.39	4.97	1,000.00	1,019.79	5.06	1.01
R-3	1,000.00	986.91	4.09	1,000.00	1,020.68	4.16	0.83
R-4	1,000.00	988.46	3.16	1,000.00	1,021.62	3.21	0.64
R-5	1,000.00	989.09	2.56	1,000.00	1,022.22	2.61	0.52
Diversified Real Asset Fund
Institutional	1,000.00	1,187.33	4.66	1,000.00	1,020.53	4.31	0.86
International Equity Index Fund
Institutional	1,000.00	1,236.78	1.89	1,000.00	1,023.11	1.71	0.34
R-1	1,000.00	1,230.31	6.75	1,000.00	1,018.74	6.11	1.22
R-2	1,000.00	1,232.55	6.03	1,000.00	1,019.39	5.46	1.09
R-3	1,000.00	1,232.51	5.04	1,000.00	1,020.28	4.56	0.91
R-4	1,000.00	1,234.63	3.99	1,000.00	1,021.22	3.61	0.72
R-5	1,000.00	1,236.57	3.33	1,000.00	1,021.82	3.01	0.60
Preferred Securities Fund
Class J	1,000.00	1,059.96	6.84	1,000.00	1,018.15	6.71	1.34
Institutional	1,000.00	1,062.25	3.89	1,000.00	1,021.03	3.81	0.76
R-1	1,000.00	1,057.98	8.16	1,000.00	1,016.86	8.00	1.60
R-2	1,000.00	1,058.93	7.50	1,000.00	1,017.50	7.35	1.47
R-3	1,000.00	1,059.74	6.59	1,000.00	1,018.40	6.46	1.29
R-4	1,000.00	1,060.77	5.62	1,000.00	1,019.34	5.51	1.10
R-5	1,000.00	1,061.32	5.01	1,000.00	1,019.93	4.91	0.98

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	98	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	98	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	98	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	98	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	98	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	98	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	98	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	98	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	98	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	98	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	98	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	98	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Treasurer, the Manager, PFD, Princor, PSS since 2007, and Spectrum; Vice
Treasurer	President and Treasurer, Principal Global Investors, LLC (“PGI”) since 2007,
711 High Street, Des Moines, IA 50392	Principal Real Estate Investors, LLC, Edge and PLIC.
1952

Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated January 1, 2011 and the Statement of Additional Information dated January 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 13, 2010 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PFI, on behalf of the four series of PFI included in this report (each series is referred to as a “Fund”) (2) the Subadvisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; Credit Suisse Asset Management LLC; Jennison Associates, LLC; Mellon Capital Management Corporation; Principal Real Estate Investors, LLC (“PRIN”); Principal Global Investors, LLC (“PGI”); Spectrum Asset Management, Inc. (“Spectrum”); and Tortoise Capital Advisors, LLC (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and, with the assistance of independent legal counsel, concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered, among the other factors, that the Manager and its affiliates have demonstrated a commitment to support the Funds, including undertakings to cap Fund expenses to provide competitive expense ratios. The Board considered the nature, quality and extent of services provided by the Manager under the Management Agreement, including administrative services. In addition, the Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that the Manager provided appropriate resources under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisors and the Manager’s due diligence program for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the Manager’s compliance program and the level of compliance attained for the Funds.

With regard to each Subadvisor, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of each Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered each Subadvisor’s compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed the Preferred Securities Fund’s investment performance for a blended three- and five-year period and for a three-year period, and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For the remaining Funds, which did not have a three-year history, the Board reviewed performance for a one-year period. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. With respect to the Bond Market Index Fund, the Diversified Real Asset Fund, and the International Equity Index Fund, the Board concluded that each Fund’s investment returns met or exceeded acceptable levels of investment performance. With respect to the Preferred Securities Fund which did not attain, during the relevant period, a level of investment performance considered satisfactory, by the Board, the Board also considered the longer-term performance of the Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Subadvisor for a Fund, the Manager advised the Board that either the investment services provided by the Subadvisor to the Fund were reasonable or the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded: (i) with respect to the Bond Market Index Fund, Diversified Real Asset Fund, and the International Equity Index Fund, that the investment performance of each Subadvisor met or exceeded acceptable levels of investment performance; and (ii) with respect to the Preferred Securities Fund, that although the Fund experienced underperformance, based upon the Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. The Board further concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. With respect to the Bond Market Index Fund, the Diversified Real Asset Fund, and the International Equity Index Fund, actual management fees and net expense ratios were within the third quartile or better when compared to their Expense Group. With respect to the Preferred Securities Fund, actual management fees and net expense ratios was higher than the third quartile as compared to its Expense Group. The Board noted, however, that the Preferred Securities Fund’s actual management fees ranked lower in comparison to its peer group due to the significantly smaller size and expense subsidization of the peer funds, that two additional breakpoints were added to the Fund’s management fee effective April 1, 2010, and that the Manager’s estimated profitability was not excessive.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such Funds for an additional year. Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2009. The Board also receives throughout the year information regarding revenue sharing payments the Manager makes. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, and PRIN). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether each Fund benefits from any such economies of scale through breakpoints in fees. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Fund and the International Equity Index Fund series do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee.

Subadvisory Fees, Economies of Scale and Profitability

The Board considered each Fund’s subadvisory fee, noting that the Manager compensates each Subadvisor from its own management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of any other incidental benefits the Manager, its affiliates and each Subadvisor receive from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

This page intentionally left blank.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

FV675-01 | 04/2011 | #t1102240353 ©2011 Principal Financial Services, Inc.

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

February 28, 2011

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION

This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.
We may share personal information about you or about
This Notice applies to:	former customers, plan participants or beneficiaries within
people who own or apply for our products or services	the Principal Financial Group for several reasons, including:
for personal use.	to assist us in providing service;
employee benefit plan participants and beneficiaries.	to help design and improve products; or
Please note that in this Notice, “you” refers to only these	with your consent, at your request or as allowed
people. The Notice does not apply to an employer plan	by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU	With Others
We follow strict standards to safeguard personal information.	In the course of doing business we may share data with
These standards include limiting access to data and regularly	others. This could include personal information about you
testing our security technology.	about former customers, plan participants or beneficiaries.
Personal information may be shared with others for the
HOW WE COLLECT INFORMATION	following reasons:
We collect data about you as we do business with you.	in response to a subpoena,
Some of the sources of this data are as follows:	to prevent fraud,
Information we obtain when you apply or enroll for	to comply with inquiries from government agencies
products or services. You may provide facts such as	or other regulators, or
your name; address; Social Security number; financial
status; and, when applicable, health history.	for other legal purposes.

Information we obtain from others. This may include	We also may share personal information:
claim reports, medical records, when applicable, credit
reports, property values and similar data.	with others that service your accounts, or that
Information we obtain through our transactions and	perform services on our behalf;
experience with you. This includes your claims history,	with others with whom we may have joint marketing
payment and investment records, and account values	agreements. These include financial services
and balances.	companies (such as other insurance companies,
Information we obtain through the Internet. This	banks or mutual fund companies); and
includes data from online forms you complete. It also	with other companies with your consent, at your
includes data we collect when you visit our websites.	request or as allowed by law.

MM 2458-9

01/2011

F445PS-11

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-9

01/2011

F456PS-11

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

BB 9338-8

01/2011

F445CA-8

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-8

01/2011

F456CA-8

Table of Contents

Financial Statements	1
Notes to Financial Statements.	6
Schedules of Investments	16
Financial Highlights	24
Shareholder Expense Example.	26
Supplemental Information.	27

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2011 (unaudited)

	Diversified	Preferred
Amounts in thousands, except per share amounts	Real Asset Fund	Securities Fund
Investment in securities--at cost	$ 478,053	$ 2,672,573
Foreign currency--at cost	$ 3	$ –
Assets
Investment in securities--at value	$ 545,175	$ 3,109,081
Foreign currency--at value	3	–
Cash	19,721	1,314
Receivables:
Dividends and interest	530	31,431
Expense reimbursement from Manager	5	1
Expense reimbursement from Distributor	–	3
Fund shares sold	4,310	28,051
Investment securities sold	2,847	–
Variation margin on futures contracts	6	–
Prepaid directors' expenses	2	–
Prepaid expenses	8	27
Prepaid transfer agent fees	2	–
Total Assets	572,609	3,169,908
Liabilities
Accrued management and investment advisory fees	355	1,686
Accrued administrative service fees	–	1
Accrued distribution fees	13	715
Accrued service fees	–	1
Accrued transfer agent fees	–	260
Accrued directors' expenses	–	3
Payables:
Dividends payable	–	14,621
Fund shares redeemed	95	5,796
Investment securities purchased	4,302	3,774
Variation margin on futures contracts	23	–
Total Liabilities	4,788	26,857
Net Assets Applicable to Outstanding Shares	$ 567,821	$ 3,143,051
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 497,289	$ 2,851,114
Accumulated undistributed (overdistributed) net investment income (loss)	597	(2,858)
Accumulated undistributed (overdistributed) net realized gain (loss)	2,824	(141,713)
Net unrealized appreciation (depreciation) of investments	67,115	436,508
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(4)	–
Total Net Assets	$ 567,821	$ 3,143,051
Capital Stock (par value: $.01 a share):
Shares authorized	450,000	755,000
Net Asset Value Per Share:
Class A: Net Assets	$ 42,996	$ 1,100,004
Shares Issued and Outstanding	3,600	108,990
Net Asset Value per share	$ 11.94	$ 10.09
Maximum Offering Price	$ 12.41	$ 10.48
Class C: Net Assets	$ 10,396	$ 650,432
Shares Issued and Outstanding	874	64,481
Net Asset Value per share	$ 11.89 (a)	$ 10.09(a)
Class J: Net Assets	N/A	$ 28,514
Shares Issued and Outstanding		2,872
Net Asset Value per share		$ 9.93(a)
Class P: Net Assets	$ 2,318	$ 16,116
Shares Issued and Outstanding	194	1,604
Net Asset Value per share	$ 11.97	$ 10.05
Institutional: Net Assets	$ 512,111	$ 1,340,251
Shares Issued and Outstanding	42,772	133,354
Net Asset Value per share	$ 11.97	$ 10.05
R-1: Net Assets	N/A	$ 1,463
Shares Issued and Outstanding		146
Net Asset Value per share		$ 10.02
R-2: Net Assets	N/A	$ 775
Shares Issued and Outstanding		78
Net Asset Value per share		$ 9.98
R-3: Net Assets	N/A	$ 2,100
Shares Issued and Outstanding		210
Net Asset Value per share		$ 10.01
R-4: Net Assets	N/A	$ 2,177
Shares Issued and Outstanding		218
Net Asset Value per share		$ 10.00
R-5: Net Assets	N/A	$ 1,219
Shares Issued and Outstanding		122
Net Asset Value per share		$ 10.02

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2011 (unaudited)

	Diversified	Preferred
Amounts in thousands	Real Asset Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$ 2,549	$ 59,147
Withholding tax	(9)	(4)
Interest	1,158	46,765
Total Income	3,698	105,908
Expenses:
Management and investment advisory fees	1,857	10,835
Distribution fees - Class A	27	1,287
Distribution fees - Class C	20	3,129
Distribution fees - Class J	N/A	63
Distribution fees - R-1	N/A	3
Distribution fees - R-2	N/A	1
Distribution fees - R-3	N/A	2
Distribution fees - R-4	N/A	1
Administrative service fees - R-1	N/A	2
Administrative service fees - R-2	N/A	1
Administrative service fees - R-3	N/A	1
Registration fees - Class A	13	48
Registration fees - Class C	10	30
Registration fees - Class J	N/A	9
Registration fees - Class P	8	7
Registration fees - Institutional	12	113
Service fees - R-1	N/A	2
Service fees - R-2	N/A	1
Service fees - R-3	N/A	2
Service fees - R-4	N/A	3
Service fees - R-5	N/A	1
Shareholder reports - Class A	1	61
Shareholder reports - Class C	–	34
Shareholder reports - Class J	N/A	3
Shareholder reports - Institutional	–	29
Transfer agent fees - Class A	10	467
Transfer agent fees - Class C	4	317
Transfer agent fees - Class J	N/A	29
Transfer agent fees - Institutional	1	119
Custodian fees	3	9
Directors' expenses	1	26
Professional fees	6	12
Other expenses	1	41
Total Gross Expenses	1,974	16,688
Less: Reimbursement from Manager - Class A	8	–
Less: Reimbursement from Manager - Class C	11	–
Less: Reimbursement from Manager - Class P	9	7
Less: Reimbursement from Distributor - Class J	N/A	16
Total Net Expenses	1,946	16,665
Net Investment Income (Loss)	1,752	89,243

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	3,644	36,491
Foreign currency transactions	(141)	–
Futures contracts	416	–
Change in unrealized appreciation/depreciation of:
Investments	65,270	50,716
Futures contracts	(1)	–
Translation of assets and liabilities in foreign currencies	(4)	–
Net Realized and Unrealized Gain (Loss) on Investments,
Futures, and Foreign currencies	69,184	87,207
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 70,936	$ 176,450

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Diversified Real Asset Fund

					Period Ended	Period Ended
					February 28, 2011	August 31, 2010(a)
Operations
Net investment income (loss)					$ 1,752	$ 916
Net realized gain (loss) on investments, futures, and foreign currency transactions					3,919	(47)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies					65,265	1,846
		Net Increase (Decrease) in Net Assets Resulting from Operations			70,936	2,715

Dividends and Distributions to Shareholders
From net investment income					(1,763)	(280)
From net realized gain on investments					(1,076)	–
				Total Dividends and Distributions	(2,839)	(280)

Capital Share Transactions
Net increase (decrease) in capital share transactions					314,969	182,320
				Total increase (decrease) in net assets	383,066	184,755

Net Assets
Beginning of period					184,755	–
End of period (including undistributed net investment income as set forth below)					$ 567,821	$ 184,755
Undistributed (overdistributed) net investment income (loss)					$ 597	$ 608

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2011
Dollars:
Sold	$ 31,237 $	8,532 $	2,267	$ 293,164
Reinvested	103	14	–	2,718
Redeemed	(1,299)	(144)	(4)	(21,619)
Net Increase (Decrease)	$ 30,041 $	8,402 $	2,263	$ 274,263
Shares:
Sold	2,762	751	194	27,291
Reinvested	9	1	–	241
Redeemed	(117)	(13)	–	(1,906)
Net Increase (Decrease)	2,654	739	194	25,626

Period Ended August 31, 2010(a)
Dollars:
Sold	$ 9,629 $	1,350	N/A	$ 171,171
Reinvested	8	–	N/A	272
Redeemed	(110)	–	N/A	–
Net Increase (Decrease)	$ 9,527 $	1,350	N/A	$ 171,443
Shares:
Sold	956	135	N/A	17,118
Reinvested	1	–	N/A	28
Redeemed	(11)	–	N/A	–
Net Increase (Decrease)	946	135	N/A	17,146

Distributions:
Period Ended February 28, 2011
From net investment
income	$ (58) $	(6) $	–	$ (1,699)
From net realized gain on
investments	(48)	(9)	–	(1,019)
Total Dividends and
Distributions	$ (106) $	(15) $	–	$ (2,718)

Period Ended August 31, 2010(a)
From net investment
income	$ (8) $	–	N/A	$ (272)
From net realized gain on
investments	–	–	N/A	–
Total Dividends and
Distributions	$ (8) $	–	N/A	$ (272)

(a)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

See accompanying notes.

3

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Preferred Securities Fund
						Period Ended		Period Ended		Year Ended
						February 28, 2011		August 31, 2010(a)		October 31, 2009
Operations
Net investment income (loss)						$ 89,243		$ 135,230		$ 137,487
Net realized gain (loss) on investments, futures, and foreign currency transactions							36,491		46,792	(62,021)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							50,716		213,281	611,107
Net Increase (Decrease) in Net Assets Resulting from Operations							176,450		395,303	686,573

Dividends and Distributions to Shareholders
From net investment income							(92,169)		(136,444)	(137,851)
From net realized gain on investments							(18,006)		–	–
			Total Dividends and Distributions				(110,175)		(136,444)	(137,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions							297,684		108,154	625,983
Redemption fees - Class A							–		2	19
Redemption fees - Class C							–		–	5
Redemption fees - Class J							–		2	–
			Total increase (decrease) in net assets				363,959		367,017	1,174,729

Net Assets
Beginning of period						2,779,092		2,412,075		1,237,346
End of period (including undistributed net investment income as set forth below)						$ 3,143,051		$ 2,779,092		$ 2,412,075
Undistributed (overdistributed) net investment income (loss)						$ (2,858)		$ 68		$ 979

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2011
Dollars:
Sold	$ 424,163	$ 129,044	$ 4,141	$ 16,871	$ 319,272	$ 228	$ 165	$ 197	$ 267	$ 772
Reinvested	23,988	9,355	991	88	42,179	51	30	71	80	30
Redeemed	(244,528)	(78,709)	(4,699)	(814)	(344,098)	(308)	(357)	(177)	(351)	(258)
Net Increase (Decrease)	$ 203,623	$ 59,690	$ 433	$ 16,145	$ 17,353	$ (29) $	(162) $	91	$ (4) $	544
Shares:
Sold	42,281	12,865	418	1,676	31,988	23	17	20	27	78
Reinvested	2,398	936	101	9	4,232	5	3	7	8	3
Redeemed	(24,419)	(7,863)	(477)	(81)	(34,554)	(31)	(36)	(18)	(35)	(26)
Net Increase (Decrease)	20,260	5,938	42	1,604	1,666	(3)	(16)	9	–	55
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 473,054	$ 188,591	$ 7,398	N/A	$ 381,542	$ 301	$ 812	$ 492	$ 326	$ 1,565
Reinvested	24,947	10,651	1,282	N/A	64,001	68	59	93	114	40
Redeemed	(367,212)	(106,659)	(6,276)	N/A	(562,266)	(321)	(1,124)	(458)	(751)	(2,115)
Net Increase (Decrease)	$ 130,789	$ 92,583	$ 2,404	N/A	$ (116,723) $	48	$ (253) $	127	$ (311) $	(510)
Shares:
Sold	50,074	20,074	799	N/A	40,503	33	87	53	35	167
Reinvested	2,671	1,141	139	N/A	6,893	7	6	10	12	4
Redeemed	(39,491)	(11,461)	(684)	N/A	(60,441)	(35)	(119)	(50)	(81)	(229)
Net Increase (Decrease)	13,254	9,754	254	N/A	(13,045)	5	(26)	13	(34)	(58)
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622	$ 278,167	$ 4,348	N/A	$ 282,648	$ 590	$ 557	$ 324	$ 422	$ 1,405
Reinvested	19,513	7,773	1,308	N/A	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	N/A	(302,429)	(230)	(428)	(751)	(540)	(1,010)
Net Increase (Decrease)	$ 335,177	$ 225,254	$ 1,497	N/A	$ 63,293	$ 422	$ 184	$ (309) $	26	$ 439
Shares:
Sold	76,300	38,769	560	N/A	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	N/A	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	N/A	(44,442)	(34)	(64)	(103)	(83)	(127)
Net Increase (Decrease)	46,899	31,402	132	N/A	8,203	55	19	(41)	(6)	51

See accompanying notes.

4

		STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
			PRINCIPAL FUNDS, INC.
				(unaudited)

	Class A	Class C	Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Distributions:
Period Ended February 28, 2011
From net investment
income	$ (31,377) $	(16,576) $	(826) $	(87) $	(43,085) $	(42) $	(25) $	(59) $	(67) $	(25)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(5)	(12)	(13)	(5)
Total Dividends and
Distributions	$ (37,486) $	(20,256) $	(992) $	(89) $	(51,090) $	(51) $	(30) $	(71) $	(80) $	(30)
Period Ended August 31, 2010(a)
From net investment
income	$ (39,415) $	(24,176) $	(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
From net realized gain on
investments	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ (39,415) $	(24,176) $	(1,283)	N/A	$ (71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312)	N/A	$ (85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312)	N/A	$ (85,478) $	(62) $	(55) $	(118) $	(144) $	(44)

(a)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, Preferred Securities Fund’s fiscal year end was changed from October 31 to August 31.

See accompanying notes.

5

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At February 28, 2011, the Fund consists of 63 separate funds. The financial statements for Diversified Real Asset Fund and Preferred Securities Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective March 16, 2010, the initial purchases of $10,000 of Class A, Class C and Institutional classes of shares of Diversified Real Asset Fund and were made by Principal Management Corporation (the “Manager”).

On June 14, 2010, the Fund’s board of directors approved a change in the fiscal year end date of Preferred Securities Fund. The fiscal year end date moved from October 31 to August 31, effective with the ten-month period ending August 31, 2010.

Effective September 27, 2010, the initial purchase of $10,000 of Class P shares of Diversified Real Asset Fund and Preferred Securities Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

6

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2011, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine Preferred Securities Fund’s U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Subsequent Events. Management has evaluated events or transactions that may have occurred since February 28, 2011, that would merit recognition or disclosure in the financial statements.

7

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

3. Operating Policies

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

8

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

3. Operating Policies (Continued)

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the period ended February 28, 2011, Diversified Real Asset Fund and Preferred Securities Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the

U.	S. Government.

9

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

3. Operating Policies (Continued)

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives February 28, 2011		Liability Derivatives February 28, 2011
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 29*	Payables, Net Assets Consist of Net unrealized	$ (36)*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ 416	$ (1)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund. The notional values of the futures contracts will vary in accordance with changing duration of Diversified Real Asset Fund.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

10

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated.

11

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of February 28, 2011, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds	$ —	$ 46,499	$ —	$ 46,499
Commodity Indexed Structured Notes	—	63,223	—	63,223
Common Stocks
Basic Materials	30,039	—	—	30,039
Consumer, Cyclical	4,818	—	—	4,818
Consumer, Non-cyclical	1,597	—	—	1,597
Energy	112,050	—	323	112,373
Financial	106,521	—	—	106,521
Industrial	1,457	—	—	1,457
Convertible Preferred Stocks
Financial	1,121	—	—	1,121
Repurchase Agreements	—	8,960	—	8,960
U.S. Government & Government Agency Obligations	—	168,567	—	168,567
Total investments in securities $	257,603	$ 287,249	$ 323	$ 545,175
Assets
Interest Rate Contracts*
Futures	$ 29	$ —	$ —	$ 29
Liabilities
Interest Rate Contracts*
Futures	$ (36)	$ —	$ —	$ (36)

Preferred Securities Fund
Bonds	$ —	$ 1,333,629	$ 1,575	$ 1,335,204
Common Stocks
Exchange Traded Funds	4,870	—	—	4,870
Convertible Preferred Stocks
Financial	14,204	—	—	14,204
Utilities	—	3,694	—	3,694
Preferred Stocks
Communications	78,266	25,173	—	103,439
Energy	4,853	—	—	4,853
Financial	1,305,380	99,865	12,002	1,417,247
Government	—	25,250	—	25,250
Utilities	139,697	1,104	—	140,801
Repurchase Agreements	—	59,519	—	59,519
Total investments in securities $	1,547,270	$ 1,548,234	$ 13,577	$ 3,109,081

* Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

Accrued
			Discounts/					Net Change in Unrealized
			Premiums and					Appreciation/
	Value	Realized	Change in	Net	Transfers	Transfers	Value	(Depreciation) on
	August	Gain/	Unrealized	Purchases/	into	Out of	February	Investments Held at
Fund	31, 2010	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	28, 2011	February 28, 2011
Diversified Real Asset Fund
Common Stock
Energy	$ 187	$ —	$ 136	$ —	$ —	$ —	$ 323	$ 107
Total	$ 187	$ —	$ 136	$ —	$ —	$ —	$ 323	$ 107

12

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2011 (unaudited)

4. Fair Valuation (Continued)

Accrued
			Discounts/					Net Change in Unrealized
			Premiums and					Appreciation/
	Value	Realized	Change in	Net	Transfers	Transfers	Value	(Depreciation) on
	August	Gain/	Unrealized	Purchases/	into	Out of	February	Investments Held at
Fund	31, 2010	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	28, 2011	February 28, 2011
Preferred Securities Fund
Bonds	$ 75,792	$ —	$ (465)	$ (57,097)	$ —	$ (16,655)	$ 1,575	$ (74)
Preferred Stock
Financial	12,110	42	132	(282)	—	—	12,002	192
Government	14,500	—	—	—	—	(14,500)	—	—
Total	$ 102,402	$ 42	$ (333)	$ (57,379)	$ —	$ (31,155)	$ 13,577	$ 118

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3 2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -transfer out of Level 3 3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3. 4. Instances in which a security is not priced by pricing services using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2010 through February 28, 2011
	Class A	Class C	Institutional	Expiration
Diversified Real Asset Fund	1.25%	2.00%	.95%	December 31, 2012

13

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 27, 2010 through February 28, 2011

	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2011
Preferred Securities Fund	.20	February 28, 2012

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .30% for Class J shares. Prior to January 1, 2011, the limit was .35%. The expense limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund and Preferred Securities Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 28, 2011, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$ 64	$ 1	N/A
Preferred Securities Fund	393	86	$ 1

Affiliated Ownership. At February 28, 2011, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class P	Institutional
Diversified Real Asset Fund	1	—
Preferred Securities Fund	—	6,271

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $127,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. Diversified Real Asset Fund did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2011.

6. Investment Transactions

For the period ended February 28, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified Real Asset Fund	$ 219,652	$ 42,619
Preferred Securities Fund	513,748	240,881

For the period ended February 28, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by Diversified Real Asset Fund were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified Real Asset Fund	$ 136,657	$ 46,713

14

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2011, August 31, 2010, and year ended October 31, 2009 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2011	2010	2009	2011	2010
Diversified Real Asset Fund	$ 2,764 $	280 $	N/A	$ 75 $	–
Preferred Securities Fund	98,756	136,444	137,851	11,419	–

Distributable Earnings. As of August 31, 2010, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains*
Diversified Real Asset Fund	$ 284	$ 16
Preferred Securities Fund	6,926	10,580

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2010, Preferred Securities Fund had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
					Annual
	2016	2017	2018	Total	Limitations*
Preferred Securities Fund	$ 109,792	$ 61,538 $	–	$ 171,330	$ 61,132

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of August 31, 2010, Preferred Securities Fund utilized $29,945,000 of capital loss carryforward.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2010, Diversified Real Asset Fund had an approximate post-October loss of $28,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2010, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on
	Investment Income	Investments
Diversified Real Asset Fund	$ (28)	$ 28
Preferred Securities Fund	303	(303)

15

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

COMMON STOCKS - 45.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.06%			Oil & Gas - 6.93%
Adecoagro SA (a)	27,015 $	329	Advantage Oil & Gas Ltd (a)	28,873 $	226
			Anadarko Petroleum Corp	20,112	1,646
Chemicals - 0.08%			Apache Corp	11,101	1,383
Potash Corp of Saskatchewan Inc	7,080	436	Bankers Petroleum Ltd (a)	67,069	651
			BG Group PLC	48,539	1,181
Coal - 0.38%			Brigham Exploration Co (a)	14,627	535
Alpha Natural Resources Inc (a)	25,376	1,376	Cabot Oil & Gas Corp	21,781	994
Consol Energy Inc	15,805	801	Cairn Energy PLC (a)	96,782	672
	$ 2,177		Canadian Natural Resources Ltd	19,657	989
Commercial Services - 0.22%			Carrizo Oil & Gas Inc (a)	14,635	545
Corrections Corp of America (a)	42,800	1,063	Cimarex Energy Co	9,309	1,081
PortX Operacoes Portuarias SA (a)	88,828	205	Cobalt International Energy Inc (a)	26,847	420
	$ 1,268		Concho Resources Inc/Midland TX (a)	19,209	2,046
Electrical Components & Equipment - 0.03%			Denbury Resources Inc (a)	33,283	806
Yingli Green Energy Holding Co Ltd ADR(a)	13,409	155	EOG Resources Inc	9,371	1,052
			Far East Energy Corp (a)	384,254	223
Energy - Alternate Sources - 0.07%			Forest Oil Corp (a)	21,916	778
Linc Energy Ltd	138,315	396	Frontier Oil Corp	32,238	899
			Helmerich & Payne Inc	12,663	823
Iron & Steel - 0.40%			Hess Corp	11,049	962
Cliffs Natural Resources Inc	18,736	1,819	Holly Corp	16,498	943
MMX Mineracao e Metalicos SA (a)	77,014	448	HRT Participacoes em Petroleo SA (a)	485	544
	$ 2,267		MEG Energy Corp (a),(b),(c),(d)	6,400	323
			MEG Energy Corp (a)	8,323	420
Lodging - 0.49%
Marriott International Inc/DE	21,600	847	Murphy Oil Corp	11,475	844
			Newfield Exploration Co (a)	13,994	1,019
Starwood Hotels & Resorts Worldwide Inc	31,800	1,943
	$ 2,790		Niko Resources Ltd	6,091	535
Metal Fabrication & Hardware - 0.13%			Noble Energy Inc	16,895	1,565
Tenaris SA ADR	16,715	759	Occidental Petroleum Corp	14,575	1,486
			OGX Petroleo e Gas Participacoes SA (a)	148,444	1,725
Mining - 4.81%			Oil Search Ltd	90,065	640
African Rainbow Minerals Ltd	27,100	822	Pacific Rubiales Energy Corp	51,915	1,740
Agnico-Eagle Mines Ltd	9,625	677	Patterson-UTI Energy Inc	13,760	376
			Petrohawk Energy Corp (a)	30,392	656
Alacer Gold Corp (a)	46,843	450
			QGEP Participacoes SA (a)	37,103	480
Alcoa Inc	20,007	337	Range Resources Corp	18,356	997

BHP Billiton Ltd ADR	9,029	854	Reliance Industries Ltd (c)	12,156	518
Cameco Corp	22,540	917	Rosetta Resources Inc (a)	20,939	950
Century Aluminum Co (a)	14,245	242
			Rowan Cos Inc (a)	16,622	709
Cia de Minas Buenaventura SA ADR	22,268	1,039	Southwestern Energy Co (a)	35,964	1,420
Detour Gold Corp (a)	13,001	423
Eldorado Gold Corp	67,185	1,145	Suncor Energy Inc	16,463	774
European Goldfields Ltd (a)	53,125	688	Talisman Energy Inc	41,536	1,031
			Whiting Petroleum Corp (a)	17,248	1,127
First Quantum Minerals Ltd	14,213	1,851
First Uranium Corp (a)	36,642	39	Woodside Petroleum Ltd	14,104	611
Freeport-McMoRan Copper & Gold Inc	35,456	1,877		$ 39,345
Fronteer Gold Inc (a)	38,497	567	Oil & Gas Services - 2.46%
Gabriel Resources Ltd (a)	52,279	434	Baker Hughes Inc	11,589	823
Goldcorp Inc	16,783	802	Cameron International Corp (a)	33,559	1,984
Hecla Mining Co (a)	76,487	776	Dresser-Rand Group Inc (a)	14,436	712
Highland Gold Mining Ltd (a)	11,030	33	Dril-Quip Inc (a)	23,250	1,783
			FMC Technologies Inc (a)	10,891	1,024
Impala Platinum Holdings Ltd ADR	24,821	731
Kinross Gold Corp	53,874	854	Halliburton Co	37,940	1,781
Nevsun Resources Ltd (a)	87,631	493	Integra Group Holdings (a)	59,164	212
			Key Energy Services Inc (a)	31,338	486
Newcrest Mining Ltd	18,775	725
Northern Dynasty Minerals Ltd (a)	34,314	607	Lufkin Industries Inc	4,889	382
Pan American Silver Corp	28,112	1,099	National Oilwell Varco Inc	24,748	1,969
Platinum Group Metals Ltd (a)	96,726	243	PAA Natural Gas Storage LP	11,393	278
Quadra FNX Mining Ltd (a)	18,067	264	Schlumberger Ltd	23,054	2,154
Randgold Resources Ltd ADR(a)	15,599	1,263	Targa Resources Corp	10,963	359
Rio Tinto PLC ADR	12,156	864		$ 13,947
Seabridge Gold Inc (a)	11,397	380	Pipelines - 9.95%
SEMAFO Inc (a)	100,061	1,048	Buckeye Partners LP	44,800	2,904
Silver Wheaton Corp	24,720	1,052	Chesapeake Midstream Partners LP	11,500	300
Southern Copper Corp	11,144	472	Copano Energy LLC	50,700	1,836
Sterlite Industries India Ltd ADR	50,655	747	DCP Midstream Partners LP	28,115	1,188
Tahoe Resources Inc (a)	12,735	208	Enbridge Energy Partners LP	26,000	1,743
Vale SA ADR	34,699	1,188	Energy Transfer Equity LP	59,100	2,375
Western Areas NL	29,198	196	Energy Transfer Partners LP	65,100	3,569
Xstrata PLC	40,679	929	Enterprise Products Partners LP	121,300	5,289
			Holly Energy Partners LP (b)	26,200	1,563
	$ 27,336
			Kinder Morgan Energy Partners LP	34,200	2,519

See accompanying notes.

16

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		CONVERTIBLE PREFERRED STOCKS -
Pipelines (continued)			0.20%	Shares Held Value (000's)
Kinder Morgan Inc/Delaware (a)	15,418 $	470	REITS - 0.20%
Kinder Morgan Management LLC (a)	17,481	1,147	Digital Realty Trust Inc	32,000 $	1,121
Magellan Midstream Partners LP	88,800	5,367
MarkWest Energy Partners LP	26,000	1,167	TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,121
Niska Gas Storage Partners LLC	21,600	437		Principal
NuStar Energy LP	37,700	2,645		Amount
ONEOK Partners LP	41,524	3,453	BONDS - 8.19%	(000's)	Value (000's)
Plains All American Pipeline LP	49,400	3,234	Finance - Mortgage Loan/Banker - 8.19%
Regency Energy Partners LP	86,100	2,391	Fannie Mae
Sunoco Logistics Partners LP (b)	33,220	2,940	0.28%, 08/23/2012(e)	$ 4,000	$ 4,001
Targa Resources Partners LP	50,750	1,738	0.28%, 11/23/2012(e)	2,000	2,000
TC Pipelines LP (b)	44,100	2,393	0.35%, 12/03/2012	4,000	4,002
Western Gas Partners LP	17,200	623	Federal Farm Credit Bank
Williams Partners LP	100,600	5,217	0.21%, 12/07/2011	1,400	1,400
	$ 56,508		0.21%, 12/08/2011(e)	2,000	2,000
Real Estate - 0.29%			0.27%, 02/13/2012(e)	2,000	2,001
CB Richard Ellis Group Inc (a)	29,700	744	0.39%, 07/02/2012	2,000	2,003
Jones Lang LaSalle Inc	9,100	895	Federal Farm Credit Bank Discount Notes
	$ 1,639		0.20%, 08/26/2011(f)	3,000	2,998
REITS - 18.47%			Federal Home Loan Banks
Alexandria Real Estate Equities Inc	4,800	385	0.34%, 05/03/2011	2,000	2,001
AMB Property Corp	29,600	1,077	0.45%, 03/02/2012	3,000	3,000
American Assets Trust Inc (a)	27,681	597	0.50%, 03/16/2012(g)	2,000	2,000
American Campus Communities Inc	18,440	616	1.38%, 05/16/2011	2,750	2,757
Apartment Investment & Management Co	92,300	2,367	Freddie Mac
AvalonBay Communities Inc	32,000	3,873	0.18%, 02/02/2012(e)	3,525	3,523
Boston Properties Inc	73,800	7,079	0.23%, 04/03/2012(e)	3,000	2,999
Colonial Properties Trust	69,800	1,376	0.50%, 04/20/2012	2,000	1,998
Digital Realty Trust Inc	55,318	3,254	2.75%, 04/11/2011	2,809	2,817
Douglas Emmett Inc	58,100	1,089	Freddie Mac Discount Notes
DuPont Fabros Technology Inc	61,536	1,503	0.20%, 04/20/2011(f)	5,000	4,999
Education Realty Trust Inc	67,900	560			$ 46,499
Entertainment Properties Trust	40,800	1,945	TOTAL BONDS		$ 46,499
Equity Lifestyle Properties Inc	37,555	2,180		Principal
Equity One Inc	51,000	976	COMMODITY INDEXED STRUCTURED	Amount
Equity Residential	120,480	6,640	NOTES - 11.13%	(000's)	Value (000's)
Essex Property Trust Inc	6,467	800	Banks - 6.88%
Federal Realty Investment Trust	43,600	3,670	Bank of America Corp; Dow Jones - UBS
General Growth Properties Inc	104,504	1,664	Commodity Index Linked Notes
Glimcher Realty Trust	45,025	414	0.16%, 06/07/2011(d),(e)	1,000	1,755
HCP Inc	76,575	2,910	BNP Paribas; Dow Jones - UBS Commodity Index
Health Care REIT Inc	65,600	3,426	Linked Notes
Hersha Hospitality Trust	127,824	840	0.00%, 02/27/2012(d),(e)	5,000	7,181
Highwoods Properties Inc	15,600	529	Morgan Stanley; Dow Jones - UBS Commodity
Home Properties Inc	17,400	1,025	Index Linked Notes
Host Hotels & Resorts Inc	273,332	5,029	0.16%, 11/03/2011(d),(e)	10,000	16,290
Kimco Realty Corp	65,800	1,275	Societe Generale; Dow Jones - UBS Commodity
LaSalle Hotel Properties	70,239	1,981	Index Linked Notes
Macerich Co/The	12,800	648	0.26%, 11/03/2011(d),(e)	8,500	13,852
Mid-America Apartment Communities Inc	15,600	1,014			$ 39,078
ProLogis	371,028	6,033	Sovereign - 4.25%
PS Business Parks Inc	11,100	700	Svensk Exportkredit AB; Dow Jones - UBS
Public Storage Inc	57,197	6,420	Commodity Index Linked Notes
Ramco-Gershenson Properties Trust	48,298	653	0.03%, 04/26/2011(d),(e)	6,000	10,892
Simon Property Group Inc	129,500	14,250	0.03%, 04/26/2011(d),(e)	7,300	13,253
SL Green Realty Corp	53,200	4,029			$ 24,145
Tanger Factory Outlet Centers	50,277	1,340	TOTAL COMMODITY INDEXED
Taubman Centers Inc	13,100	727	STRUCTURED NOTES		$ 63,223
Ventas Inc	67,000	3,713		Principal
Vornado Realty Trust	67,230	6,275	U.S. GOVERNMENT & GOVERNMENT	Amount
	$ 104,882		AGENCY OBLIGATIONS - 29.69%	(000's)	Value (000's)
Retail - 0.36%			Federal Home Loan Mortgage Corporation (FHLMC) - 1.06%
Inergy LP	48,900	2,028	0.24%, 04/26/2011(f),(h)	$ 5,000	$ 4,999
			0.40%, 05/04/2011(f),(h)	1,000	1,000
Shipbuilding - 0.05%					$ 5,999
OSX Brasil SA (a)	1,000	302
			Federal National Mortgage Association (FNMA) - 2.46%
			0.16%, 03/14/2011(f),(h)	3,500	3,500
Transportation - 0.04%			0.22%, 04/01/2011(f),(h)	5,550	5,549
LLX Logistica SA (a)	88,828	241
			0.23%, 04/26/2011(f),(h)	2,900	2,900

TOTAL COMMON STOCKS	$ 256,805

See accompanying notes.

17

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
0.24%, 05/02/2011(f),(h)	$ 2,000	$ 1,999	Investment in Joint Trading Account; Merrill	$ 2,552	$ 2,551
		$ 13,948	Lynch Repurchase Agreement; 0.17% dated
U.S. Treasury - 2.44%			02/28/11 maturing 03/01/11 (collateralized by
1.00%, 08/31/2011	5,000	5,020	Sovereign Agency Issues; $2,602,523; 0.00%
1.00%, 10/31/2011	3,000	3,016	- 5.13%; dated 03/10/11 - 03/14/36)
1.00%, 03/31/2012	2,500	2,518	Investment in Joint Trading Account; Morgan	1,430	1,431
2.63%, 11/15/2020	750	702	Stanley Repurchase Agreement; 0.16% dated
3.88%, 08/15/2040	125	112	02/28/11 maturing 03/01/11 (collateralized by
4.38%, 05/15/2040	150	147	Sovereign Agency Issues; $1,458,839; 0.00%
5.25%, 02/15/2029	2,060	2,333	- 6.79%; dated 07/27/11 - 07/15/29)
		$ 13,848			$ 8,960
U.S. Treasury Inflation-Indexed Obligations - 23.73%			TOTAL REPURCHASE AGREEMENTS		$ 8,960
0.50%, 04/15/2015	12,647	13,118	Total Investments		$ 545,175
0.63%, 04/15/2013	757	789	Other Assets in Excess of Liabilities, Net - 3.99%		$ 22,646
1.13%, 01/15/2021	772	779	TOTAL NET ASSETS - 100.00%		$ 567,821
1.25%, 07/15/2020	7,742	7,972
1.38%, 07/15/2018	3,989	4,243
1.38%, 01/15/2020	4,421	4,625	(a) Non-Income Producing Security
1.63%, 01/15/2015	901	976	(b) Security is Illiquid
1.63%, 01/15/2018	1,632	1,763	(c)		Security exempt from registration under Rule 144A of the Securities Act of
1.75%, 01/15/2028	3,264	3,299	1933. These securities may be resold in transactions exempt from
1.88%, 07/15/2013	9,302	10,030	registration, normally to qualified institutional buyers. Unless otherwise
1.88%, 07/15/2015	5,730	6,301	indicated, these securities are not considered illiquid. At the end of the
1.88%, 07/15/2019	2,063	2,260	period, the value of these securities totaled $841 or 0.15% of net assets.
2.00%, 04/15/2012	2,699	2,819	(d)		Market value is determined in accordance with procedures established in
2.00%, 01/15/2014	3,096	3,365	good faith by the Board of Directors. At the end of the period, the value of
2.00%, 07/15/2014	5,111	5,600	these securities totaled $63,546 or 11.19% of net assets.
2.00%, 01/15/2016	4,345	4,795	(e)	Variable Rate. Rate shown is in effect at February 28, 2011.
2.00%, 01/15/2026	1,850	1,957	(f)	Rate shown is the discount rate of the original purchase.
2.13%, 01/15/2019	786	876	(g) Security purchased on a when-issued basis.
2.13%, 02/15/2040	16,293	16,955	(h)		This entity was put into conservatorship by the US Government in 2008.
2.13%, 02/15/2041	4,934	5,119	See Notes to Financial Statements for additional information.
2.38%, 01/15/2017	3,407	3,839
2.38%, 01/15/2025	4,824	5,375
2.38%, 01/15/2027	1,956	2,161	Unrealized Appreciation (Depreciation)
2.50%, 07/15/2016	3,885	4,410	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.50%, 01/15/2029	3,777	4,242	cost of investments held as of the period end were as follows:
2.63%, 07/15/2017	751	862
3.00%, 07/15/2012	4,101	4,385	Unrealized Appreciation		$ 70,057
3.38%, 01/15/2012	3,808	3,992	Unrealized Depreciation		(2,888)
3.38%, 04/15/2032	392	500	Net Unrealized Appreciation (Depreciation)		$ 67,169
3.63%, 04/15/2028	1,287	1,647	Cost for federal income tax purposes		$ 478,006
3.88%, 04/15/2029	4,306	5,718	All dollar amounts are shown in thousands (000's)
		$ 134,772
TOTAL U.S. GOVERNMENT &			Portfolio Summary (unaudited)
GOVERNMENT AGENCY OBLIGATIONS		$ 168,567	Sector		Percent
	Maturity		Government		38 .61%
	Amount		Financial		27 .42%
REPURCHASE AGREEMENTS - 1.58%	(000's)	Value (000's)	Energy		19 .79%
Banks - 1.58%			Basic Materials		5 .29%
Investment in Joint Trading Account; Credit Suisse $	1,760	$ 1,760	Mortgage Securities		3 .52%
Repurchase Agreement; 0.18% dated			Consumer, Cyclical		0 .85%
02/28/11 maturing 03/01/11 (collateralized by			Consumer, Non-cyclical		0 .28%
US Treasury Note; $1,795,494; 0.63%; dated			Industrial		0 .25%
02/28/13)			Other Assets in Excess of Liabilities, Net		3 .99%
Investment in Joint Trading Account; Deutsche	2,255	2,255	TOTAL NET ASSETS		100.00%
Bank Repurchase Agreement; 0.18% dated
02/28/11 maturing 03/01/11 (collateralized by
Sovereign Agency Issues; $2,300,476; 0.00%
- 6.07%; dated 05/04/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	963	963
Repurchase Agreement; 0.15% dated
02/28/11 maturing 03/01/11 (collateralized by
US Treasury Notes; $981,910; 1.23% -
2.75%; dated 01/15/12 - 10/31/13)

See accompanying notes.

18

Schedule of Investments
Diversified Real Asset Fund
February 28, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 10 Year Note; June 2011	Long	30 $	3,546	$ 3,572	$ 26
US 2 Year Note; June 2011	Long	11	2,398	2,401	3
US 5 Year Note; June 2011	Short	64	7,462	7,484	(22)
US Long Bond; June 2011	Short	6	721	722	(1)
US Ultra Bond; June 2011	Short	17	2,088	2,101	(13)
					$ (7)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

19

     Schedule of Investments Preferred Securities Fund February 28, 2011 (unaudited)

COMMON STOCKS - 0.16%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.16%			Banks (continued)
BlackRock Preferred Income Strategies Fund Inc	203,483 $	2,011	Wells Fargo Capital XIV	25,200 $	694
Flaherty & Crumrine/Claymore Preferred	114,307	1,942		$ 467,904
Securities Income Fund Inc			Diversified Financial Services - 8.53%
Flaherty & Crumrine/Claymore Total Return Fund	51,316	917	Ameriprise Financial Inc	1,176,659	31,640
Inc			Citigroup Capital IX	458,650	10,141
	$ 4,870		Citigroup Capital VII	447,900	11,027
TOTAL COMMON STOCKS	$ 4,870		Citigroup Capital VIII	190,379	4,670
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital X	336,200	7,561
0.57%	Shares Held Value (000's)		Citigroup Capital XII	142,400	3,788
Banks - 0.45%			Citigroup Capital XIII	269,199	7,282
Bank of America Corp	3,519	3,533	Citigroup Capital XVI	113,250	2,627
Wells Fargo & Co	10,360	10,671	Citigroup Capital XVII	9,000	208
	$ 14,204		Corporate-Backed Trust Certificates 6.00%; Series	170,300	3,806
Electric - 0.12%			GS
Calenergy Capital Trust III	75,000	3,694	Corporate-Backed Trust Certificates 6.00%; Series	5,133	128
			PRU
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 17,898		Corporate-Backed Trust Certificates 6.25%; Series	13,300	336
PREFERRED STOCKS - 53.82%	Shares Held Value (000's)		BMY
Banks - 14.89%			Corporate-Backed Trust Certificates 6.30%; Series	7,300	169
BAC Capital Trust V	66,100	1,493	GS
BAC Capital Trust VIII	162,900	3,651	CORTS Trust for Bristol Meyers Squibb	7,110	181
BAC Capital Trust X	49,300	1,145	CORTS Trust for First Union Institutional Capital I	38,800	1,031
BAC Capital Trust XII	42,200	1,034	Countrywide Capital V	209,500	5,076
Bank of America Corp 6.63%; Series I	202,300	4,754	Countrywide Financial Corp	634,619	15,504
Bank One Capital VI	334,809	8,511	Credit Suisse AG/Guernsey	1,515,792	40,835
Barclays Bank PLC 7.10%	1,020,235	25,026	General Electric Capital Corp 6.00%	89,100	2,272
Barclays Bank PLC 7.75%	646,329	16,410	General Electric Capital Corp 6.05%	99,500	2,545
Barclays Bank PLC 8.13%	288,639	7,441	HSBC Finance Corp 6.00%	17,100	412
BB&T Capital Trust V	903,400	25,331	HSBC Finance Corp 6.88%	331,255	8,288
BNY Capital V	103,982	2,585	JP Morgan Chase Capital XI	699,900	17,414
CoBank ACB 11.00%; Series C (a)	202,000	11,432	JP Morgan Chase Capital XII	36,400	922
CoBank ACB 11.00%; Series D (b)	115,000	6,490	JP Morgan Chase Capital XXIX	347,800	8,945
CoBank ACB 7.00% (a),(b)	42,000	1,957	MBNA Capital E	2,755	70
Deutsche Bank Capital Funding Trust IX	22,450	539	Merrill Lynch Capital Trust I	330,500	7,654
Deutsche Bank Capital Funding Trust VIII	406,403	9,457	Merrill Lynch Capital Trust II	112,900	2,601
Deutsche Bank Capital Funding Trust X	351,900	8,952	Merrill Lynch Capital Trust III 7.00%	5,800	142
Deutsche Bank Contingent Capital Trust II	1,767,100	42,534	Merrill Lynch Capital Trust III 7.375%	5,400	135
Deutsche Bank Contingent Capital Trust III	531,300	13,623	Merrill Lynch Preferred Capital Trust IV	91,500	2,269
Deutsche Bank Contingent Capital Trust V	23,900	634	Merrill Lynch Preferred Capital Trust V	138,900	3,448
Fifth Third Capital Trust V	99,100	2,478	Morgan Stanley Capital Trust III	354,601	8,167
Fifth Third Capital Trust VI	312,571	7,817	Morgan Stanley Capital Trust IV	513,971	12,181
Fifth Third Capital Trust VII	130,300	3,420	Morgan Stanley Capital Trust V	422,449	9,598
Fleet Capital Trust IX	108,900	2,506	Morgan Stanley Capital Trust VI	341,981	8,307
Fleet Capital Trust VIII	138,422	3,452	Morgan Stanley Capital Trust VII	196,100	4,740
Goldman Sachs Group Inc/The	4,700	114	Morgan Stanley Capital Trust VIII	96,949	2,335
HSBC Holdings PLC 6.20%	1,074,600	25,275	National City Capital Trust IV	29,500	771
HSBC Holdings PLC 8.00%	568,400	15,347	National Rural Utilities Cooperative Finance	23,163	580
HSBC USA Inc	16,200	774	Corp 6.10%
KeyCorp Capital V	14,700	337	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	408
KeyCorp Capital X	21,900	569	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,320
Lloyds Banking Group PLC	31,900	832	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	969
M&T Capital Trust IV	381,400	10,225	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	335
National City Capital Trust II	526,056	13,109	SATURNS 2001-06 7.25%; Series BAC	2,100	53
National City Capital Trust III	133,900	3,333	SATURNS 2004-04 6.00%; Series GS	132,500	3,012
PNC Capital Trust C	745,596	19,564	SATURNS 2004-06 6.00%; Series GS	175,100	3,952
PNC Capital Trust D	551,197	13,780	SATURNS 2004-2 5.75%; Series GS	7,900	188
			SG Preferred Capital II LLC (a)	8,800	8,129
PNC Financial Services Group Inc	158,677	4,545
Santander Finance Preferred SA Unipersonal	2,233,112	63,800		$ 268,172
SunTrust Capital IX	316,600	8,156	Electric - 4.48%
USB Capital VI	399,637	10,023	Alabama Power Co - Series 2007B	53,445	1,375
USB Capital VII	213,208	5,294	Alabama Power Co - Series II	299,379	7,544
USB Capital VIII	46,400	1,177	Dominion Resources Inc/VA	1,199,653	34,610
USB Capital X	216,756	5,501	Entergy Arkansas Inc	35,863	898
USB Capital XI	154,836	3,964	Entergy Louisiana LLC	3,469	90
USB Capital XII	351,778	8,816	Entergy Texas Inc	960,623	26,878
Wachovia Capital Trust IX	685,800	17,070	Georgia Power Capital Trust VII	43,363	1,091
Wells Fargo Capital IX	445,243	10,935	Georgia Power Co 6.50%	50,000	5,136
Wells Fargo Capital VII	316,539	7,869	Georgia Power Co 8.20%	217,550	6,479
Wells Fargo Capital XI	19,800	503	Gulf Power Co 6.00%	6,500	640
Wells Fargo Capital XII	135,600	3,626	Gulf Power Co 6.45%	4,600	464
			NextEra Energy Capital Holdings Inc	463,970	13,223

See accompanying notes.

20

Schedule of Investments
Preferred Securities Fund
February 28, 2011 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
PPL Capital Funding Inc	445,789 $	11,542	PS Business Parks Inc - Series H	159,654 $	3,979
PPL Energy Supply LLC	200,388	5,132	PS Business Parks Inc - Series I	243,000	5,923
SCANA Corp	20,400	570	PS Business Parks Inc - Series M	111,705	2,821
Xcel Energy Inc 7.60%	928,652	25,129	PS Business Parks Inc - Series O	61,938	1,564
	$ 140,801		PS Business Parks Inc - Series P	588,709	14,317
Insurance - 9.24%			PS Business Parks Inc - Series R	129,700	3,185
Aegon NV 4.00%	66,900	1,490	Public Storage Inc 6.18%; Series D	40,600	993
Aegon NV 6.375%	524,107	11,719	Public Storage Inc 6.25%; Series Z	11,270	279
Aegon NV 6.50%	246,058	5,526	Public Storage Inc 6.45%; Series F	318,900	7,839
Allianz SE	1,026,282	26,555	Public Storage Inc 6.45%; Series X	226,740	5,571
Arch Capital Group Ltd 7.88%	133,743	3,376	Public Storage Inc 6.50%; Series W	390,025	9,622
Arch Capital Group Ltd 8.00%	487,770	12,321	Public Storage Inc 6.60%; Series C	166,800	4,168
Assured Guaranty Municipal Holdings Inc	163,831	3,519	Public Storage Inc 6.63%; Series M	7,050	181
Axis Capital Holdings Ltd 7.50%; Series B	333,000	32,821	Public Storage Inc 6.75%; Series E	44,728	1,120
Berkley W R Capital Trust	763,832	19,065	Public Storage Inc 6.75%; Series L	321,426	8,071
Delphi Financial Group Inc 7.38%	519,989	12,537	Public Storage Inc 6.88%	4,900	127
Everest Re Capital Trust II	370,815	9,085	Public Storage Inc 6.95%; Series H	70,352	1,776
ING Groep NV 6.13%	69,248	1,501	Public Storage Inc 7.00%; Series G	32,148	812
ING Groep NV 6.20%	30,250	671	Public Storage Inc 7.00%; Series N	33,581	864
ING Groep NV 6.38%	848,000	18,181	Public Storage Inc 7.25%; Series K	693,429	17,606
ING Groep NV 7.05%	945,438	21,679	Public Storage Inc Series Y (d)	98,900	2,222
ING Groep NV 7.20%	165,345	3,897	Realty Income Corp - Series D	330,810	8,237
ING Groep NV 7.38%	844,300	20,221	Regency Centers Corp 6.70%	255,908	6,167
ING Groep NV 8.50%	80,700	2,030	Regency Centers Corp 7.25%	262,796	6,475
Lincoln National Corp 6.75%	13,600	338	Regency Centers Corp 7.45%	278,161	6,954
Markel Corp	155,233	3,927	UDR Inc	96,500	2,405
PartnerRe Ltd 6.50%	202,466	4,940	Vornado Realty LP	1,431,833	39,318
PartnerRe Ltd 6.75%	100,328	2,472	Vornado Realty Trust - Series F	419,925	10,162
PLC Capital Trust III	16,084	403	Vornado Realty Trust - Series G	12,700	306
PLC Capital Trust IV	47,500	1,195	Vornado Realty Trust - Series H	37,700	913
PLC Capital Trust V	266,500	6,335	Vornado Realty Trust - Series I	116,293	2,817
Protective Life Corp	562,374	14,088	Wachovia Corp 7.25%	392,654	9,985
Prudential Financial Inc	682,818	18,859	Weingarten Realty Investors 6.50%	811,600	19,844
Prudential PLC 6.50%	96,899	2,371	Weingarten Realty Investors 6.95%	204,300	5,067
Prudential PLC 6.75%	170,992	4,265	Weingarten Realty Investors 8.10%	1,822,202	41,091
RenaissanceRe Holdings Ltd - Series C	249,435	5,837		$ 390,839
RenaissanceRe Holdings Ltd - Series D	608,100	14,990	Sovereign - 0.80%
Torchmark Capital Trust III	22,400	563	Farm Credit Bank/Texas	23,800	25,250
XL Group PLC (a),(c)	180,000	3,555
	$ 290,332		Telecommunications - 1.13%
Media - 2.16%			Centaur Funding Corp (a),(d)	2,950	1,462
CBS Corp 6.75%	778,000	19,987	Centaur Funding Corp 9.08% (a)	21,543	23,711
Comcast Corp 6.63%	856,254	21,954	Telephone & Data Systems Inc 6.63%	368,818	9,143
Comcast Corp 7.00%	174,645	4,461	Telephone & Data Systems Inc 7.60%	49,327	1,250
Comcast Corp 7.00%; Series B	307,000	7,825		$ 35,566
Viacom Inc	532,000	13,646	TOTAL PREFERRED STOCKS	$ 1,691,590
	$ 67,873			Principal
Oil & Gas - 0.15%				Amount
Nexen Inc	191,525	4,853	BONDS - 42.48%	(000's) Value (000's)
			Banks - 12.30%
REITS - 12.44%			ABN Amro North American Holding Preferred
AMB Property Corp - Series L	153,100	3,720	Capital Repackage Trust I
AMB Property Corp - Series M	55,900	1,346	6.52%, 12/29/2049(a),(e)	$ 23,100 $	21,252
AMB Property Corp - Series P	79,009	1,990	Agfirst Farm Credit Bank
BRE Properties Inc - Series C	198,773	4,832	7.30%, 12/31/2049(a),(b)	1,850	1,575
CommonWealth REIT	318,430	6,754	BAC Capital Trust XIII
CommonWealth REIT - Series C	794,752	19,742	0.70%, 12/31/2049(e)	5,000	3,458
Developers Diversified Realty Corp 7.50%	70,000	1,688	BankAmerica Institutional Capital A
Developers Diversified Realty Corp 8.00%	69,100	1,724	8.07%, 12/31/2026(a)	15,500	15,732
Duke Realty Corp 6.50%	288,100	6,658	BankAmerica Institutional Capital B
Duke Realty Corp 6.60%	81,400	1,906	7.70%, 12/31/2026(a)	5,000	5,025
Duke Realty Corp 6.63%	261,600	6,114	Barclays Bank PLC
Duke Realty Corp 6.95%	739,117	18,360	6.28%, 12/31/2049	14,300	12,201
Duke Realty Corp 7.25%	147,232	3,732	6.86%, 09/29/2049(a),(e)	14,402	13,394
Harris Preferred Capital Corp	72,900	1,851	7.43%, 12/31/2049(a),(e)	8,956	8,754
HCP Inc 7.10%	6,400	160	BB&T Capital Trust I
Kimco Realty Corp 6.65%	86,672	2,145	5.85%, 08/18/2035	2,569	2,340
Kimco Realty Corp 6.90%	304,226	7,569	BB&T Capital Trust IV
Kimco Realty Corp 7.75%	1,495,370	38,670	6.82%, 06/12/2057(e)	17,500	17,801
Prologis - Series C	125,000	6,867	BBVA International Preferred SA Unipersonal
Prologis - Series G	92,900	2,230	5.92%, 12/30/2049(e)	26,805	21,748

See accompanying notes.

21

     Schedule of Investments Preferred Securities Fund February 28, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BNP Paribas			SunTrust Capital VIII
5.19%, 06/29/2049(a),(e)	$ 6,000 $	5,580	6.10%, 12/15/2036	$ 32,759 $	31,327
7.20%, 06/29/2049(a)	2,100	1,990	Wachovia Capital Trust I
BPCE SA			7.64%, 01/15/2027(a)	105	110
3.80%, 07/29/2049(e)	6,000	4,039	Wachovia Capital Trust V
6.75%, 01/27/2049	11,500	10,292	7.97%, 06/01/2027(a)	8,500	8,907
12.50%, 08/29/2049(a)	500	563		$ 386,671
Capital One Capital VI			Diversified Financial Services - 12.52%
8.88%, 05/15/2040	600	637	Ageas Hybrid Financing SA
Claudius Ltd for Credit Suisse			8.25%, 02/28/2049	30,822	29,666
7.88%, 06/29/2049	20,042	20,643	American Express Co
Corestates Capital I			6.80%, 09/01/2066(e)	21,800	22,162
8.00%, 12/15/2026(a)	1,725	1,812	BankBoston Capital Trust IV
Credit Agricole SA			0.90%, 06/08/2028(e)	5,000	3,704
8.38%, 12/13/2049(a),(e)	11,810	12,548	Capital One Capital III
9.75%, 06/29/2049	5,138	5,575	7.69%, 08/15/2036	5,700	5,864
Den Norske Creditbank			Capital One Capital IV
0.56%, 11/29/2049(e)	8,940	5,364	6.75%, 02/17/2037	45,220	45,220
0.61%, 08/29/2049(e)	6,150	3,690	Countrywide Capital III
Fifth Third Capital Trust IV			8.05%, 06/15/2027	10,160	10,605
6.50%, 04/15/2037(e)	8,000	7,800	Credit Suisse AG/Guernsey
First Empire Capital Trust I			1.00%, 05/29/2049(e)	13,000	9,892
8.23%, 02/01/2027	2,000	2,029	Glen Meadow Pass-Through Trust
First Empire Capital Trust II			6.51%, 02/12/2067(a),(e)	56,611	50,242
8.28%, 06/01/2027	7,000	7,097	HSBC Finance Capital Trust IX
First Hawaiian Capital I			5.91%, 11/30/2035	5,000	4,738
8.34%, 07/01/2027	5,000	5,100	JP Morgan Chase Capital XX
First Union Capital II			6.55%, 09/29/2036	9,950	10,225
7.95%, 11/15/2029	700	765	JP Morgan Chase Capital XXII
First Union Institutional Capital I			6.45%, 02/02/2037	10,307	10,569
8.04%, 12/01/2026	1,100	1,127	JP Morgan Chase Capital XXV
First Union Institutional Capital II			6.80%, 10/01/2037	8,005	8,379
7.85%, 01/01/2027	1,000	1,047	JP Morgan Chase Capital XXVII
Goldman Sachs Group Inc/The			7.00%, 11/01/2039	19,700	20,627
6.75%, 10/01/2037	7,500	7,687	Macquarie PMI LLC
HBOS Capital Funding LP			8.38%, 12/02/2049	3,000	3,133
6.07%, 06/29/2049(a),(e)	1,090	976	Man Group PLC
HSBC Bank PLC			5.00%, 08/09/2017	18,800	16,375
0.69%, 06/29/2049(e)	5,000	3,100	11.00%, 05/29/2049	2,300	2,455
0.75%, 09/29/2049(e)	5,000	3,100	Old Mutual Capital Funding LP
HSBC Capital Funding LP/Jersey Channel Islands			8.00%, 05/29/2049	22,739	21,830
10.18%, 12/29/2049(a),(e)	6,000	7,980	QBE Capital Funding II LP
HSBC USA Capital Trust I			6.80%, 06/29/2049(a),(e)	1,900	1,767
7.81%, 12/15/2026(a)	300	306	Swiss Re Capital I LP
LBG Capital No.1 PLC			6.85%, 05/29/2049(a),(e)	28,820	28,532
7.88%, 11/01/2020	11,100	10,712	ZFS Finance USA Trust II
Natixis			6.45%, 12/15/2065(a),(e)	78,950	80,529
9.00%, 04/29/2049	532	520	ZFS Finance USA Trust IV
NB Capital Trust II			5.88%, 05/09/2032(a)	3,000	2,988
7.83%, 12/15/2026	3,325	3,358	ZFS Finance USA Trust V
NB Capital Trust IV			6.50%, 05/09/2037(a)	3,900	3,890
8.25%, 04/15/2027	2,500	2,556		$ 393,392
Nordea Bank AB			Electric - 1.85%
5.42%, 12/20/2049(a)	4,000	3,878	Integrys Energy Group Inc
North Fork Capital Trust II			6.11%, 12/01/2066(e)	4,299	4,181
8.00%, 12/15/2027	5,050	5,119	NextEra Energy Capital Holdings Inc
PNC Preferred Funding Trust I			6.35%, 10/01/2066(e)	4,000	3,915
6.52%, 12/31/2049(a),(e)	8,700	7,144	6.65%, 06/15/2067(e)	3,000	2,985
Republic New York Capital I			7.30%, 09/01/2067(e)	37,255	38,838
7.75%, 11/15/2026	7,200	7,358	PPL Capital Funding Inc
Santander Finance Preferred SA Unipersonal			6.70%, 03/30/2067(e)	8,500	8,351
10.50%, 12/31/2049(e)	1,520	1,723		$ 58,270
Societe Generale			Insurance - 14.27%
5.92%, 04/29/2049(a),(e)	18,300	16,634
			ACE Capital Trust II
8.75%, 10/29/2049	22,660	23,680	9.70%, 04/01/2030	3,690	4,576
Standard Chartered PLC			Aegon NV
0.56%, 07/29/2049(e)	2,000	1,180
7.01%, 07/29/2049(a)	18,750	18,338	2.63%, 07/29/2049	9,330	6,211
			Allstate Corp/The
			6.13%, 05/15/2037(e)	5,000	5,100

See accompanying notes.

22

     Schedule of Investments Preferred Securities Fund February 28, 2011 (unaudited)

	Principal			Maturity
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS - 1.89%	(000's)	Value (000's)
Insurance (continued)			Banks - 1.89%
AXA SA			Investment in Joint Trading Account; Credit Suisse $	11,693	$ 11,693
6.38%, 12/29/2049(a),(e)	$ 42,818	$ 38,804	Repurchase Agreement; 0.18% dated
6.46%, 12/31/2049(a),(e)	9,300	8,219	02/28/11 maturing 03/01/11 (collateralized by
8.60%, 12/15/2030	9,325	11,009	US Treasury Note; $11,927,022; 0.63%;
Catlin Insurance Co Ltd			dated 02/28/13)
7.25%, 12/31/2049(a)	65,475	62,692	Investment in Joint Trading Account; Deutsche	14,982	14,982
Everest Reinsurance Holdings Inc			Bank Repurchase Agreement; 0.18% dated
6.60%, 05/15/2037(e)	25,820	24,981	02/28/11 maturing 03/01/11 (collateralized by
Great-West Life & Annuity Insurance Capital I			Sovereign Agency Issues; $15,281,496;
6.63%, 11/15/2034(a)	4,000	3,668	0.00% - 6.07%; dated 05/04/11 - 06/15/38)
Great-West Life & Annuity Insurance Co			Investment in Joint Trading Account; JP Morgan	6,395	6,395
7.15%, 05/16/2046(a),(e)	4,750	4,869	Repurchase Agreement; 0.15% dated
Liberty Mutual Group Inc			02/28/11 maturing 03/01/11 (collateralized by
7.00%, 03/15/2037(a),(e)	2,700	2,636	US Treasury Notes; $6,522,590; 1.23% -
7.80%, 03/15/2037(a)	9,200	9,200	2.75%; dated 01/15/12 - 10/31/13)
10.75%, 06/15/2058(a),(e)	15,300	19,928	Investment in Joint Trading Account; Merrill	16,949	16,949
Liberty Mutual Insurance Co			Lynch Repurchase Agreement; 0.17% dated
7.70%, 10/15/2097(a)	5,000	4,522	02/28/11 maturing 03/01/11 (collateralized by
Lincoln National Corp			Sovereign Agency Issues; $17,287,920;
6.05%, 04/20/2067(e)	1,520	1,454	0.00% - 5.13%; dated 03/10/11 - 03/14/36)
7.00%, 05/17/2066(e)	12,775	12,711	Investment in Joint Trading Account; Morgan	9,501	9,500
MetLife Capital Trust IV			Stanley Repurchase Agreement; 0.16% dated
7.88%, 12/15/2037(a)	29,200	31,463	02/28/11 maturing 03/01/11 (collateralized by
MetLife Capital Trust X			Sovereign Agency Issues; $9,690,705; 0.00%
9.25%, 04/08/2038(a)	15,835	19,160	- 6.79%; dated 07/27/11 - 07/15/29)
MMI Capital Trust I					$ 59,519
7.63%, 12/15/2027	1,073	1,101	TOTAL REPURCHASE AGREEMENTS		$ 59,519
Nationwide Financial Services			Total Investments		$ 3,109,081
6.75%, 05/15/2037	64,895	60,839	Other Assets in Excess of Liabilities, Net - 1.08%		$ 33,970
Oil Insurance Ltd			TOTAL NET ASSETS - 100.00%		$ 3,143,051
7.56%, 12/29/2049(a),(e)	3,095	2,928
Progressive Corp/The
6.70%, 06/15/2037	5,550	5,931	(a)		Security exempt from registration under Rule 144A of the Securities Act of
Prudential Financial Inc			1933. These securities may be resold in transactions exempt from
8.88%, 06/15/2038(e)	21,623	25,191	registration, normally to qualified institutional buyers. Unless otherwise
Prudential PLC			indicated, these securities are not considered illiquid. At the end of the
6.50%, 06/29/2049	20,400	18,666	period, the value of these securities totaled $593,269 or 18.88% of net
11.75%, 12/29/2049(e)	3,200	3,776	assets.
Reinsurance Group of America Inc			(b) Security is Illiquid
6.75%, 12/15/2065(e)	10,300	10,099	(c)		Market value is determined in accordance with procedures established in
USF&G Capital III			good faith by the Board of Directors. At the end of the period, the value of
8.31%, 07/01/2046(a)	2,000	2,241	these securities totaled $3,555 or 0.11% of net assets.
White Mountains Re Group Ltd			(d) Non-Income Producing Security
7.51%, 05/29/2049(a),(e)	3,200	3,066	(e)	Variable Rate. Rate shown is in effect at February 28, 2011.
XL Group PLC
6.50%, 12/31/2049(e)	47,000	43,475

		$ 448,516	Unrealized Appreciation (Depreciation)
Office & Business Equipment - 0.17%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Xerox Capital Trust I			cost of investments held as of the period end were as follows:
8.00%, 02/01/2027	5,081	5,170
			Unrealized Appreciation		$ 445,789
Pipelines - 0.32%			Unrealized Depreciation		(18,224)
TransCanada PipeLines Ltd			Net Unrealized Appreciation (Depreciation)		$ 427,565
6.35%, 05/15/2067(e)	9,723	9,882
			Cost for federal income tax purposes		$ 2,674,608

Savings & Loans - 0.23%			All dollar amounts are shown in thousands (000's)
Sovereign Capital Trust VI			Portfolio Summary (unaudited)
7.91%, 06/13/2036	7,060	7,326	Sector		Percent

Sovereign - 0.29%			Financial		86 .76%
Svensk Exportkredit AB			Utilities		6 .45%
6.38%, 10/29/2049(a)	10,000	9,181	Communications		3 .29%
			Government		1 .09%
Transportation - 0.53%			Industrial		0 .53%
BNSF Funding Trust I			Energy		0 .47%
6.61%, 12/15/2055(e)	16,150	16,796	Technology		0 .17%
			Exchange Traded Funds		0 .16%
TOTAL BONDS		$ 1,335,204	Other Assets in Excess of Liabilities, Net		1 .08%
			TOTAL NET ASSETS		100.00%

See accompanying notes.

23

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
DIVERSIFIED REAL ASSET FUND
Class A shares
2011(c)	$10 .12	$0 .02	$1 .85	$1 .87	($0 .03)	($0 .02)	($0 .05)	$11.94	18 .50%(d)
2010(g)	10.00	0.03	0 .10	0 .13	( 0 .01)	–	(0.01)	10 .12	1 .33 (d)
Class C shares
2011(c)	10.10	(0.02)	1 .84	1 .82	( 0 .01)	( 0 .02)	(0.03)	11 .89	18 .13 (d)
2010(g)	10.00	–	0.10	0.10	–	–	–	10 .10	1 .04 (d)
Class P shares
2011(h)	10.57	0.05	1 .41	1 .46	( 0 .04)	( 0 .02)	(0.06)	11 .97	13 .90 (d)
PREFERRED SECURITIES FUND
Class A shares
2011(c)	9.86	0.29	0 .30	0 .59	( 0 .30)	( 0 .06)	(0.36)	10 .09	6 .03 (d)
2010(i)	8.88	0.51	0 .98	1 .49	( 0 .51)	–	(0.51)	9 .86	17 .28 (d)
2009(j)	6.68	0.59	2 .20	2 .79	( 0 .59)	–	(0.59)	8 .88	44 .34
2008(j)	10.11	0.58	( 3 .45)	( 2 .87)	( 0 .56)	–	(0.56)	6 .68	(29 .61)
2007(j)	10.76	0.59	( 0 .63)	( 0 .04)	( 0 .61)	–	(0.61)	10 .11	(0 .45)
2006(j)	10.60	0.57	0 .09	0 .66	( 0 .50)	–	(0.50)	10 .76	6 .44
Class C shares
2011(c)	9.85	0.26	0 .30	0 .56	( 0 .26)	( 0 .06)	(0.32)	10 .09	5 .75 (d)
2010(i)	8.87	0.45	0 .99	1 .44	( 0 .46)	–	(0.46)	9 .85	16 .59 (d)
2009(j)	6.68	0.53	2 .20	2 .73	( 0 .54)	–	(0.54)	8 .87	43 .19
2008(j)	10.11	0.52	( 3 .46)	( 2 .94)	( 0 .49)	–	(0.49)	6 .68	(30 .14)
2007(l)	10.79	0.39	( 0 .68)	( 0 .29)	( 0 .39)	–	(0.39)	10 .11	(2 .72) (d)
Class P shares
2011(h)	10.04	0.50	( 0 .12)	0 .38	( 0 .31)	( 0 .06)	(0.37)	10 .05	3 .85 (d)

See accompanying notes.

24

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to	Ratio of Gross	Investment Income
Period (in	Average Net	Expenses to	to Average Net	Portfolio
thousands)	Assets	Average Net Assets	Assets	Turnover Rate

$42,996	1.25%(e)	1.33%(e),(f)	0 .43%(e)	46 .3%(e)
9,577	1.25 (e)	2 .73 (e),(f)	0 .61 (e)	38 .1 (e)

10,396	2.00 (e)	2 .56 (e),(f)	(0 .31) (e)	46 .3 (e)
1,364	2.00 (e)	11 .08 (e),(f)	(0 .03) (e)	38 .1 (e)

2,318	1.05 (e)	8 .43 (e),(f)	0 .92 (e)	46 .3 (e)

1,100,004	1.08 (e)	1.08 (e)	5 .87 (e)	16 .1 (e)
874,721	1.07 (e)	1 .10 (e),(f)	6 .57 (e)	23 .4 (e)
669,875	1.00 (k)	–	7 .87	26 .2
190,999	1.00 (k)	–	6 .61	18 .7
81,441	1.00 (k)	–	5 .65	33 .9
7,105	1.08 (k)	–	5 .42	22 .4

650,432	1.84 (e)	1.84 (e)	5 .11 (e)	16 .1 (e)
576,857	1.82 (e)	1 .84 (e),(f)	5 .82 (e)	23 .4 (e)
432,896	1.75 (k)	–	7 .14	26 .2
116,229	1.75 (k)	–	5 .94	18 .7
21,750	1.75 (e),(k)	–	4.85 (e)	33.9 (e)

16,116	0.91 (e)	2 .29 (e),(f)	11 .75 (e)	16 .1 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended February 28, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(h)	Period from September 27, 2010, date shares first offered, through February 28, 2011.
(i)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(j)	For the period November 1 to October 31 in the year indicated.
(k)	Reflects Manager's contractual expense limit.
(l)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

25

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. February 28, 2011 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
			During Period			During Period
	Beginning	Ending	September 1,	Beginning	Ending	September 1,
	Account Value	Account Value	2010 to	Account Value	Account Value	2010 to	Annualized
	September 1,	February 28,	February 28,	September 1,	February 28,	February 28,	Expense
	2010	2011	2011(a)	2010	2011	2011(a)	Ratio

Diversified Real Asset Fund
Class A	$1,000.00	$1,185.02	$6.77	$1,000.00	$1,018.60	$6.26	1.25%
Class C	1,000.00	1,181.28	10.82	1,000.00	1,014.88	9.99	2.00
Class P	1,000.00	1,138.95	4.74(b)	1,000.00	1,019.59	5.26	1.05
Preferred Securities Fund
Class A	1,000.00	1,060.32	5.52	1,000.00	1,019.44	5.41	1.08
Class C	1,000.00	1,057.48	9.39	1,000.00	1,015.67	9.20	1.84
Class P	1,000.00	1,038.47	3.91(b)	1,000.00	1,020.28	4.56	0.91

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 27, 2010 to February 28, 2011), multiplied by 154/365 (to reflect the period since inception).

26

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	98	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	98	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	98	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	98	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	98	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	98	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	98	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	98	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	98	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

27

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	98	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	98	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	98	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Treasurer, the Manager, PFD, Princor, PSS since 2007, and Spectrum; Vice
Treasurer	President and Treasurer, Principal Global Investors, LLC (“PGI”) since 2007,
711 High Street, Des Moines, IA 50392	Principal Real Estate Investors, LLC, Edge and PLIC.
1952

Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392

28

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

29

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated January 1, 2011 and the Statement of Additional Information dated January 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

30

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 13, 2010 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PFI, on behalf of the four series of PFI included in this report (each series is referred to as a “Fund”) (2) the Subadvisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; Credit Suisse Asset Management LLC; Jennison Associates, LLC; Mellon Capital Management Corporation; Principal Real Estate Investors, LLC (“PRIN”); Principal Global Investors, LLC (“PGI”); Spectrum Asset Management, Inc. (“Spectrum”); and Tortoise Capital Advisors, LLC (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and, with the assistance of independent legal counsel, concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered, among the other factors, that the Manager and its affiliates have demonstrated a commitment to support the Funds, including undertakings to cap Fund expenses to provide competitive expense ratios. The Board considered the nature, quality and extent of services provided by the Manager under the Management Agreement, including administrative services. In addition, the Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that the Manager provided appropriate resources under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisors and the Manager’s due diligence program for identifying, recommending, monitoring and replacing Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the Manager’s compliance program and the level of compliance attained for the Funds.

With regard to each Subadvisor, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of each Subadvisor, investment approach of each Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered each Subadvisor’s compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed the Preferred Securities Fund’s investment performance for a blended three- and five-year period and for a three-year period, and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For the remaining Funds, which did not have a three-year history, the Board reviewed performance for a one-year period. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. With respect to the Bond Market Index Fund, the Diversified Real Asset Fund, and the International Equity Index Fund, the Board concluded that each Fund’s investment returns met or exceeded acceptable levels of investment performance. With respect to the Preferred Securities Fund which did not attain, during the relevant period, a level of investment performance considered satisfactory, by the Board, the Board also considered the longer-term performance of the Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

31

As to each Subadvisor for a Fund, the Manager advised the Board that either the investment services provided by the Subadvisor to the Fund were reasonable or the Subadvisor’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded: (i) with respect to the Bond Market Index Fund, Diversified Real Asset Fund, and the International Equity Index Fund, that the investment performance of each Subadvisor met or exceeded acceptable levels of investment performance; and (ii) with respect to the Preferred Securities Fund, that although the Fund experienced underperformance, based upon the Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. The Board further concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. With respect to the Bond Market Index Fund, the Diversified Real Asset Fund, and the International Equity Index Fund, actual management fees and net expense ratios were within the third quartile or better when compared to their Expense Group. With respect to the Preferred Securities Fund, actual management fees and net expense ratios was higher than the third quartile as compared to its Expense Group. The Board noted, however, that the Preferred Securities Fund’s actual management fees ranked lower in comparison to its peer group due to the significantly smaller size and expense subsidization of the peer funds, that two additional breakpoints were added to the Fund’s management fee effective April 1, 2010, and that the Manager’s estimated profitability was not excessive.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such Funds for an additional year. Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2009. The Board also receives throughout the year information regarding revenue sharing payments the Manager makes. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, and PRIN). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether each Fund benefits from any such economies of scale through breakpoints in fees. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Fund and the International Equity Index Fund series do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee.

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Subadvisory Fees, Economies of Scale and Profitability

The Board considered each Fund’s subadvisory fee, noting that the Manager compensates each Subadvisor from its own management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of any other incidental benefits the Manager, its affiliates and each Subadvisor receive from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE® principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

FV674-01 | 04/2011 | #t110224035m ©2011 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 4/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 4/21/2011

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 4/21/2011